         As filed with the Securities and Exchange Commission on August 15, 2005
                                               Securities Act File No. 333-57793
                               Investment Company Act of 1940 File No. 811-08839

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                       Post-Effective Amendment No. 11 /X/

                                       And

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                              Amendment No. 13 /X/

                          streetTRACKS(R) SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                               One Lincoln Street
                           Boston, Massachusetts 02111
                                 ---------------
                    (Address of Principal Executive Offices)

                   Registrant's Telephone Number: 617-662-3900

                            Scott M. Zoltowski, Esq.
                       State Street Bank and Trust Company
                               One Lincoln Street
                           Boston, Massachusetts 02111
                     (Name and Address of Agent for Service)

                                   Copies to:
                             Stuart M. Strauss, Esq.
                             Clifford Chance US LLP
                                  200 Park Ave.
                          New York, New York 10166-0153

It is proposed that this filing will become effective:
[ ] immediately upon filing pursuant to Rule 485, paragraph (b)
[ ] on _________________ pursuant to Rule 485, paragraph (b)
[ ] 60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ] on _________________ pursuant to Rule 485, paragraph (a)(1)
[ ] 75 days after filing pursuant to Rule 485, paragraph (a)(2)
[X] on October 28, 2005 pursuant to Rule 485, paragraph (a)(2)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          streetTRACKS(R) SERIES TRUST

                                   PROSPECTUS

                  streetTRACKS(R) DJ Wilshire Total Market ETF
                     (formerly, FORTUNE 500(R) Index Fund)
                   streetTRACKS(R) DJ Wilshire Large Cap ETF
                    streetTRACKS(R) DJ Large Cap Growth ETF
                     streetTRACKS(R) DJ Large Cap Value ETF
                    streetTRACKS(R) DJ Wilshire Mid Cap ETF
                 streetTRACKS(R) DJ Wilshire Mid Cap Growth ETF
                 streetTRACKS(R) DJ Wilshire Mid Cap Value ETF
                   streetTRACKS(R) DJ Wilshire Small Cap ETF
                    streetTRACKS(R) DJ Small Cap Growth ETF
                     streetTRACKS(R) DJ Small Cap Value ETF
                      streetTRACKS(R) DJ Global Titans ETF
                      streetTRACKS(R) DJ Wilshire REIT ETF
                          streetTRACKS(R) KBW Bank ETF
                    streetTRACKS(R) KBW Capital Markets ETF
                       streetTRACKS(R) KBW Insurance ETF
                 streetTRACKS(R) Morgan Stanley Technology ETF
                              SPDR(R) Dividend ETF
                              SPDR(R) O-Strip ETF

                                October 28, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES IN THE FUNDS ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT, NOR ARE SHARES DEPOSITS OR OBLIGATIONS OF ANY BANK. SUCH SHARES IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE LOSS OF PRINCIPAL.

                               TABLE OF CONTENTS

streetTRACKS(R) SERIES TRUST..............................................    3
WHO SHOULD INVEST?.........................................................    3
PRINCIPAL STRATEGIES OF THE FUNDS..........................................    3
     DJ WILSHIRE TOTAL MARKET ETF..........................................    5
     DJ WILSHIRE LARGE CAP ETF.............................................    5
     DJ LARGE CAP GROWTH ETF...............................................    6
     DJ LARGE CAP VALUE ETF................................................    6
     DJ WILSHIRE MID CAP ETF...............................................    6
     DJ WILSHIRE MID CAP GROWTH ETF........................................    7
     DJ WILSHIRE MID CAP VALUE ETF.........................................    7
     DJ WILSHIRE SMALL CAP ETF.............................................    7
     DJ SMALL CAP GROWTH ETF...............................................    8
     DJ SMALL CAP VALUE ETF................................................    8
     DJ GLOBAL TITANS ETF..................................................    9
     DJ WILSHIRE REIT ETF..................................................    9
     KBW BANK ETF..........................................................    9
     KBW CAPITAL MARKETS ETF...............................................   10
     KBW INSURANCE ETF.....................................................   10
     MORGAN STANLEY TECHNOLOGY ETF.........................................   10
     SPDR DIVIDEND ETF.....................................................   11
     SPDR O-STRIP ETF......................................................   11
PRINCIPAL RISKS............................................................   12
PERFORMANCE BAR CHARTS AND TABLES..........................................   16
FEES AND EXPENSES..........................................................   28
     EXAMPLE...............................................................   32
INDEX DESCRIPTIONS.........................................................   33
ADDITIONAL INVESTMENT STRATEGIES, RISKS AND OTHER CONSIDERATIONS...........   44
     ADDITIONAL INVESTMENT STRATEGIES......................................   44
     ADDITIONAL RISKS......................................................   44
     OTHER CONSIDERATIONS..................................................   45
MANAGEMENT.................................................................   45
INDEX LICENSES/DISCLAIMERS.................................................   47
DETERMINATION OF NET ASSET VALUE...........................................   50
BUYING AND SELLING THE FUND................................................   50
PURCHASE AND REDEMPTION OF CREATION UNITS..................................   50
DISTRIBUTIONS..............................................................   54
PORTFOLIO HOLDINGS.........................................................   54
TAX MATTERS................................................................   54
GENERAL INFORMATION........................................................   56
FINANCIAL HIGHLIGHTS.......................................................   57
ADDITIONAL INFORMATION CONCERNING THE FUNDS................................   61
WHERE TO LEARN MORE ABOUT THE FUNDS........................................   66

                         streetTRACKS(R) SERIES TRUST

      streetTRACKS(R) Series Trust (the "Trust") is an "index fund" consisting of eighteen separate investment portfolios (each a "Fund" and collectively, the "Funds").

      The investment objective of each Fund is to provide investment results that, before expenses, correspond generally to the total return or in the case of the SPDR(R) Dividend ETF, the price and yield, of a specified market index (each, an "Index"). SSgA Funds Management, Inc. (the "Adviser") manages the Funds.

      The shares of the Funds (the "Shares") will be listed on the American Stock Exchange (the "Exchange"). The Shares trade on the Exchange at market prices that may differ to some degree from the Shares' net asset values. Each Fund issues and redeems its Shares on a continuous basis - at net asset value - only in a large specified number of Shares called a "Creation Unit,"* principally in-kind for securities included in the relevant Index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.*

                               WHO SHOULD INVEST?

      Each Fund is designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies in the Index. Each Fund may be suitable for long-term investment in the market or sector represented in the Index. Shares of the Funds may also be used as an asset allocation tool or as a speculative trading instrument. Unlike many conventional mutual funds which are only bought and sold at closing net asset values, each Fund's Shares have been designed to be tradable in a secondary market on the Exchange on an intraday basis and to be created and redeemed principally in kind in Creation Units at each day's next calculated net asset value. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of each Fund that could arise from frequent cash creation and redemption transactions that may affect the net asset value of a Fund. Moreover, in contrast to conventional mutual funds where redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities to raise cash for redemptions which, in turn, may generate taxable gains, the in-kind redemption mechanism of the Funds generally will not lead to a tax event for shareholders who remain invested in a Fund.

                       PRINCIPAL STRATEGIES OF THE FUNDS

      Each Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the total return (or in the case of the SPDR Dividend ETF, the price and yield) performance of its respective benchmark index. The Adviser (or for the DJ Wilshire REIT ETF, the sub-adviser), seeks a correlation of 0.95 or better between each Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

      Except for the DJ Wilshire Total Market ETF and the DJ Wilshire Small Cap ETF, each Fund generally will invest in all of the stocks comprising its benchmark index in proportion to the weightings in the index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in an index in those weightings. In those circumstances, a Fund may purchase a sample of the stocks in its index in proportions expected by the Adviser to replicate generally the performance of the index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in an index, purchase securities not in an index which the Adviser believes are appropriate to substitute for one or more index components, or utilize various combinations of other available investment techniques, in seeking to track accurately the index. The DJ Wilshire Total Market ETF and the DJ Wilshire Small Cap ETF utilize a sampling methodology in seeking their respective objectives. Sampling means that the Adviser uses quantitative analysis to select stocks from the index universe to obtain a representative sample of stocks. In addition, from time to time stocks are added to or removed from an index. A Fund may sell stocks that are represented in its index, or purchase stocks that are not yet represented in its index, in anticipation of their removal from or addition to the index.

------------------
* Except that under the "Dividend Reinvestment Service" described further in the Statement of Additional Information, Shares may be created in less than a Creation Unit and upon termination of the Funds, Shares may be redeemed in less than a Creation Unit.

      Each Fund will normally invest at least 95% of its total assets in common stocks that comprise its benchmark index. Each Fund has adopted a policy that requires each Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or its underlying Index.

      THIS SECTION DESCRIBES THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF EACH FUND.

           streetTRACKS(R) DJ WILSHIRE TOTAL MARKET ETF (SYMBOL: TMW)
                     (formerly, FORTUNE 500(R) Index Fund)

      Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the total return performance of the Dow Jones Wilshire 5000 Composite Index (the "Composite Index"). There is no assurance that the Fund will achieve its investment objective.

      Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Composite Index. The Composite Index is the most comprehensive measure of the U.S. stock market. The Composite Index is designed to represent the performance of all U.S.-headquartered equity securities with readily available price data.

      As of September 30, 2005, the Composite Index was comprised of [ ] stocks. Because of the practical difficulties and expense of purchasing almost 5,000 stocks, the Fund does not purchase all of the stocks in the Composite Index. Instead, the Fund utilizes "sampling" methodology in seeking its objective. Sampling means that the Adviser uses quantitative analysis to select stocks from the Composite Index universe to obtain a representative sample of stocks that resemble the Composite Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization, and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than total number of stocks in the Composite Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective.

      The Fund is subject to the follow risks, as described under "Principal Risks": INDEX AND EQUITY RISK; SAMPLING INDEX TRACKING RISK; LARGE CAP RISK; MID CAP RISK; SMALL CAP RISK; MICRO CAP RISK; and NON-DIVERSIFIED RISK. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations."

                   streetTRACKS(R) DJ WILSHIRE LARGE CAP ETF
                                 (SYMBOL: ___)

      Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the total return performance of the Dow Jones Wilshire Large Cap Index (the "Large Cap Index" or the "Index"). There is no assurance that the Fund will achieve its investment objective.

      Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Large Cap Index. The Index represents the large-cap portion of the Composite Index. The Composite Index tracks all the U.S. common stocks regularly traded on the NYSE, AMEX and the NASDAQ National Market. The Large Cap Index includes the components of the Composite Index ranked 1-750 by full market capitalization. As of September 30, 2005, the Large Cap Index was comprised of [ ] stocks.

      The Fund is subject to the follow risks, as described under "Principal Risks": INDEX AND EQUITY RISK; LARGE CAP RISK; INDEX TRACKING RISK and NON-DIVERSIFIED RISK. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations."

                    streetTRACKS(R) DJ LARGE CAP GROWTH ETF
                                 (SYMBOL: ELG)

      Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones U.S. Large Cap Growth Index (the "Large Cap Growth Index" or the "Index"). There is no assurance that the Fund will achieve its investment objective.

      Principal Investment Strategies. The Fund uses a passive management strategy designed to track the performance of the Large Cap Growth Index. The Index includes common stocks, which are chosen by Dow Jones & Company, Inc. ("Dow Jones") based upon certain float-adjusted market capitalization and growth characteristics. As of September 30, 2005, the U.S. Large Cap Growth Index was comprised of [ ] stocks.

      The Fund is subject to the follow risks, as described under "Principal Risks": INDEX AND EQUITY RISK; GROWTH RISK; LARGE CAP RISK; INDEX TRACKING RISK; and NON-DIVERSIFIED RISK. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations."

                    streetTRACKS(R) DJ LARGE CAP VALUE ETF
                                 (SYMBOL: ELV)

      Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones U.S. Large Cap Value Index (the "Large Cap Value Index" or the "Index"). There is no assurance that the Fund will achieve its investment objective.

      Principal Investment Strategies. The Fund uses a passive management strategy designed to track the performance of the Large Cap Value Index. The Index includes common stocks, which are chosen by Dow Jones based upon certain float-adjusted market capitalization and value characteristics. As of September 30, 2005, the U.S. Large Cap Value Index was comprised of [ ] stocks.

      The Fund is subject to the follow risks, as described under "Principal Risks": INDEX AND EQUITY RISK; VALUE RISK; LARGE CAP RISK; INDEX TRACKING RISK; and NON-DIVERSIFIED RISK. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations."

                    streetTRACKS(R) DJ WILSHIRE MID CAP ETF
                                 (SYMBOL: ___)

      Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Mid Cap Index (the "Mid Cap Index" or the "Index"). There is no assurance that the Fund will achieve its investment objective.

      Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Mid Cap Index. The Index represents the mid-cap portion of the Composite Index. The Composite Index tracks all the U.S. common stocks regularly traded on the NYSE, AMEX and the NASDAQ National Market. The Mid Cap Index includes the components of the Composite Index ranked 501-1000 by full market capitalization. As of September 30, 2005, the Mid Cap Index was comprised of [ ] stocks.

      The Fund is subject to the follow risks, as described under "Principal Risks": INDEX AND EQUITY RISK; MID CAP RISK; INDEX TRACKING RISK; and NON-DIVERSIFIED RISK. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations."

                streetTRACKS(R) DJ WILSHIRE MID CAP GROWTH ETF
                                 (SYMBOL: ___)

      Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Mid Cap Growth Index (the "Mid Cap Growth Index" or the "Index"). There is no assurance that the Fund will achieve its investment objective.

      Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Mid Cap Growth Index. The Index represents the mid-cap portion of the Composite Index. The Composite Index tracks all the U.S. common stocks regularly traded on the NYSE, AMEX and the NASDAQ National Market. The Mid Cap Value Index includes the components of the Composite Index ranked 501-1000 by full market capitalization and that are classified as `Growth' based on analysis that accounts for six factors. The six factors are: (i) projected price-to-earnings ratio (P/E), (ii) projected earnings growth, (iii) price-to-book ratio, (iv) dividend yield, (v) trailing revenue growth, and (iv) trailing earning growth. As of September 30, 2005, the Mid Cap Growth Index was comprised of [ ] stocks.

      The Fund is subject to the follow risks, as described under "Principal Risks": INDEX AND EQUITY RISK; MID CAP RISK; GROWTH RISK; INDEX TRACKING RISK; and NON-DIVERSIFIED RISK. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations."

                 streetTRACKS(R) DJ WILSHIRE MID CAP VALUE ETF
                                 (SYMBOL: ___)

      Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Mid Cap Value Index (the "Mid Cap Value Index" or the "Index"). There is no assurance that the Fund will achieve its investment objective.

      Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Mid Cap Value Index. The Index represents the mid-cap portion of the Composite Index. The Composite Index tracks all the U.S. common stocks regularly traded on the NYSE, AMEX and the NASDAQ National Market. The Mid Cap Value Index includes the components of the Composite Index ranked 501-1000 by full market capitalization and that are classified as `value' based on analysis that accounts for six factors. The six factors are: (i) projected price-to-earnings ratio (P/E), (ii) projected earnings growth, (iii) price-to-book ratio, (iv) dividend yield, (v) trailing revenue growth, and (iv) trailing earning growth. As of September 30, 2005, the Mid Cap Value Index was comprised of [ ] stocks.

      The Fund is subject to the follow risks, as described under "Principal Risks": INDEX AND EQUITY RISK; MID CAP RISK; VALUE RISK; INDEX TRACKING RISK; and NON-DIVERSIFIED RISK. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations."

                   streetTRACKS(R) DJ WILSHIRE SMALL CAP ETF
                                 (SYMBOL: ____)

      Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Small Cap Index (the "Small Cap Index" or the "Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Small Cap Index. The Index represents the small cap portion of the Composite Index.

The Composite Index tracks all the U.S. common stocks regularly traded on the NYSE, AMEX and the NASDAQ National Market. The Small Cap Index includes the components of the Composite Index ranked 751-2500 by full market capitalization.

      As of September 30, 2005, the Small Cap Index was comprised of [ ] stocks. Because of the practical difficulties and expense of purchasing a large number of stocks, the Fund does not purchase all of the stocks in the Index. Instead, the Fund utilizes "sampling" methodology in seeking its objective. Sampling means that the Adviser uses quantitative analysis to select stocks from the Small Cap Index universe to obtain a representative sample of stocks that resemble the Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization, and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective.

      The Fund is subject to the follow risks, as described under "Principal Risks": INDEX AND EQUITY RISK; SMALL CAP RISK; SAMPLING INDEX TRACKING RISK; and NON-DIVERSIFIED RISK. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations."

                    streetTRACKS(R) DJ SMALL CAP GROWTH ETF
                                 (SYMBOL: DSG)

      Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones U.S. Small Cap Growth Index (the "Small Cap Growth Index" or the "Index"). There is no assurance that the Fund will achieve its investment objective.

      Principal Investment Strategies. The Fund uses a passive management strategy designed to track the performance of the Small Cap Growth Index. The Index includes common stocks, which are chosen by Dow Jones based upon certain float-adjusted market capitalization and growth characteristics. As of September 30, 2005, the Small Cap Growth Index was comprised of [ ] stocks.

      The Fund is subject to the follow risks, as described under "Principal Risks": INDEX AND EQUITY RISK; SMALL CAP RISK; GROWTH RISK; INDEX TRACKING RISK; and NON-DIVERSIFIED RISK. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations."

                    streetTRACKS(R) DJ SMALL CAP VALUE ETF
                                 (SYMBOL: DSV)

      Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones U.S. Small Cap Value Index (the "Small Cap Value Index" or the "Index"). There is no assurance that the Fund will achieve its investment objective.

      Principal Investment Strategies. The Fund uses a passive management strategy designed to track the performance of the Small Cap Value Index. The Index includes common stocks, which are chosen by Dow Jones based upon certain float-adjusted market capitalization and value characteristics. As of September 30, 2005, the Small Cap Value Index was comprised of [ ] stocks.

      The Fund is subject to the follow risks, as described under "Principal Risks": INDEX AND EQUITY RISK; SMALL CAP RISK; VALUE RISK; INDEX TRACKING RISK; and NON-DIVERSIFIED RISK. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations."

                     streetTRACKS(R) DJ GLOBAL TITANS ETF
                                 (SYMBOL: DGT)

      Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Global Titans 50 Index U.S. Close (the "Global Titans Index" or the "Index"). There is no assurance that the Fund will achieve its investment objective.

      Principal Investment Strategies. The Fund uses a passive management strategy designed to track the performance of the Global Titans Index. The Index includes 50 stocks, which are chosen by Dow Jones based on the combination of market data and fundamental data.

      The Fund purchases American Depositary Receipts ("ADR") or U.S. shares, if available, of foreign companies included in the Index. The Fund purchases such ADRs or U.S. shares rather than the underlying foreign securities, because the closing value of the Index is calculated based on ADR or U.S. share prices and, therefore, the Adviser believes that ADRs or U.S. shares best enable the Fund to accurately track the Index. As of September 30, 2005, the Global Titans Index was comprised of [ ] stocks.

      The Fund is subject to the follow risks, as described under "Principal Risks": INDEX AND EQUITY RISK; FOREIGN INVESTMENT RISK; LARGE CAP RISK; INDEX TRACKING RISK; and NON-DIVERSIFIED RISK. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations."

                       streetTRACKS(R) DJ WILSHIRE REIT
                                 (SYMBOL: RWR)

      Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire REIT Index (the "Wilshire REIT Index" or the "Index"). There is no assurance that the Fund will achieve its investment objective.

      Principal Investment Strategies. The Fund uses a passive management strategy designed to track the performance of the Wilshire REIT Index. The Index is a market capitalization weighted index of publicly traded Real Estate Investment Trusts ("REITs"). The Index is comprised of companies whose charters are the equity ownership and operation of commercial real estate. As of September 30, 2005, the Index was composed of [ ] REITs.

      The Fund is subject to the follow risks, as described under "Principal Risks": INDEX AND EQUITY RISK; REIT RISK; CONCENTRATION RISK; INDEX TRACKING RISK; and NON-DIVERSIFIED RISK. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations."

                         streetTRACKS(R) KBW BANK ETF
                                (SYMBOL: [___])

      Investment Objective: The Fund's investment objective is to replicate as closely as possible, before expenses, the total return of the KBW Bank Index (the "Bank Index"). There is no assurance that the Fund will achieve its investment objective.

      Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the Bank Index. The Bank Index measures the performance of U.S. money center banks and regional banking institutions listed on U.S. stock markets. The Bank Index is currently comprised of 24 stocks and it is created and maintained by Keefe, Bruyette & Woods, Inc.

      The Fund is subject to the follow risks, as described under "Principal Risks": INDEX AND EQUITY RISK; BANK SECTOR RISK; CONCENTRATION RISK; INDEX TRACKING RISK; and NON-DIVERSIFIED RISK. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations."

                    streetTRACKS(R) KBW CAPITAL MARKETS ETF
                                (SYMBOL: [___])

      Investment Objective: The Fund's investment objective is to replicate as closely as possible, before expenses, the total return of the KBW Capital Markets Index (the "Capital Index"). There is no assurance that the Fund will achieve its investment objective.

      Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the Capital Markets Index. The Capital Markets Index measures the performance of publicly traded companies in the U.S. capital market industry and includes broker dealers, asset managers, trust and custody banks and a stock exchange. The Capital Markets Index is currently comprised of 24 stocks and it is created and maintained by Keefe, Bruyette & Woods, Inc.

      The Fund is subject to the follow risks, as described under "Principal Risks": INDEX AND EQUITY RISK; CAPITAL MARKET RISK; CONCENTRATION RISK; INDEX TRACKING RISK; and NON-DIVERSIFIED RISK. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations."

                       streetTRACKS(R) KBW INSURANCE ETF
                                (SYMBOL: [___])

      Investment Objective: The Fund's investment objective is to replicate as closely as possible, before expenses, the total return of the KBW Insurance Index (the "Insurance Index"). There is no assurance that the Fund will achieve its investment objective.

      Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the Insurance Index. The Insurance Index measures the performance of companies in the insurance industry which are publicly traded in the U.S. The securities in the Insurance Index were selected to provide appropriate representation of the industry's diverse sub-sectors, including personal and commercial lines, property/casualty, life insurance, reinsurance, brokerage and financial guarantee. The Insurance Index is currently comprised of 24 stocks and it is created and maintained by Keefe, Bruyette & Woods, Inc.

      The Fund is subject to the follow risks, as described under "Principal Risks": INDEX AND EQUITY RISK; INSURANCE SECTOR RISK; CONCENTRATION RISK; INDEX TRACKING RISK; and NON-DIVERSIFIED RISK. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations."

                 streetTRACKS(R) MORGAN STANLEY TECHNOLOGY ETF
                                 (SYMBOL: MTK)

      Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the total return performance of the Morgan Stanley Technology Index (the "Technology Index" or the "Index"). There is no assurance that the Fund will achieve its investment objective.

      Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the Technology Index. The Exchange calculates the Technology Index. Morgan Stanley & Co. Incorporated acts as consultant to the Exchange in connection with the Exchange's maintenance of the Technology Index. As of September 30, 2005, the Technology Index is composed of [ ] electronics-based technology companies.

      The Fund is subject to the follow risks, as described under "Principal Risks": INDEX AND EQUITY RISK; TECHNOLOGY SECTOR RISK; CONCENTRATION RISK; INDEX TRACKING RISK; and NON-DIVERSIFIED RISK. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations."

                              SPDR(R) DIVIDEND ETF
                                (SYMBOL: [___])

      Investment Objective: The Fund's investment objective is to replicate as closely as possible, before expenses, the price and yield of the S&P(R) High Yield Dividend Aristocrats Index (the "Dividend Index"). There is no assurance that the Fund will achieve its investment objective.

      Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Dividend Index. The Dividend Index is designed to measure the performance of 50 highest dividend yielding S&P Composite 1500 constituents that have followed a managed-dividends policy of consistently increasing dividends every year for at least 25 years. As of September 30, 2005 the total number of component stocks in the Dividend Index was [__].

      The Fund is subject to the follow risks, as described under "Principal Risks": INDEX AND EQUITY RISK; LARGE CAP RISK; MID CAP RISK; SMALL CAP RISK; INDEX TRACKING RISK; and NON-DIVERSIFIED RISK. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations."

                              SPDR(R) O-STRIP ETF
                                 (SYMBOL: 000)

      Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the total return of the S&P 500(R) O-Strip Index (the "O-Strip Index"). There is no assurance that the Fund will achieve its investment objective.

      Principal Investment Strategies. The Fund uses a passive management strategy designed to track the performance of the O-Strip Index. The O-Strip Index comprises all of the securities in the S&P 500(R) Index that are primarily traded in a dealer (OTC) market such as the NASDAQ Stock Market. As of September 30, 2005 the total number of component stocks in the O-Strip Index was [__].

      The Fund is subject to the follow risks, as described under "Principal Risks": INDEX AND EQUITY RISK; INDEX TRACKING RISK; CONCENTRATION RISK; and NON-DIVERSIFIED RISK. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations."

PRINCIPAL RISKS

INDEX AND EQUITY RISK (All Funds): Unlike many investment companies, the Fund is not actively "managed." Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the relevant Index. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the relevant Index. Stock values could decline generally or could underperform other investments.

INDEX TRACKING RISK (All Funds, except DJ Wilshire Total Market ETF and DJ Wilshire Small Cap ETF): The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. If the Fund utilizes a sampling approach, or futures or other derivative positions its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index.

SAMPLING INDEX TRACKING RISK (DJ Wilshire Total Market ETF and DJ Wilshire Small Cap ETF): The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index, or representative sample of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. Since the Fund utilizes a sampling approach and may hold futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Fund purchased all of the stocks in the Index.

NON-DIVERSIFIED RISK (All Funds): The Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company or a single industry than diversified funds, the performance of that company or industry can have a substantial impact on the Fund's share price. The Fund intends to maintain the required level of diversification so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

GROWTH RISK (DJ Large Cap Growth ETF, DJ Wilshire Mid Cap Growth ETF and DJ Small Cap Growth ETF): The Fund emphasizes a "growth" style of investing. The market values of growth stocks may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

LARGE CAP RISK (DJ Wilshire Total Market ETF, DJ Wilshire Large Cap ETF, DJ Large Cap Growth ETF, DJ Large Cap Value ETF, DJ Global Titans ETF and SPDR Dividend ETF): Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller companies.

VALUE RISK (DJ Large Cap Value ETF, DJ Wilshire Mid Cap Value ETF and DJ Small Cap Value ETF): A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

MID CAP RISK (DJ Wilshire Total Market ETF, DJ Wilshire Mid Cap ETF, DJ Wilshire Mid Cap Growth ETF, DJ Wilshire Mid Cap Value ETF and SPDR Dividend ETF):
Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees.

SMALL CAP RISK (DJ Wilshire Total Market ETF, DJ Wilshire Small Cap ETF, DJ Small Cap Growth ETF, DJ Small Cap Value ETF and SPDR Dividend ETF): Small -sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

MICRO CAP RISK (DJ Wilshire Total Market ETF): Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small- capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile of large-, mid- and small- capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

FOREIGN RISK (DJ Global Titans ETF): Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks. The Fund's net asset value is determined on the basis of US dollars. Foreign currencies, investments, and other assets and liabilities, if any, are translated into US dollars at current exchange rates. Therefore, you may lose money if the local currency of a foreign market depreciates against the US dollar even if the local currency value of the Fund's holdings goes up.

      Foreign Securities. The Fund will invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include ADRs which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investment in ADRs may be less liquid than the liquidity of the underlying shares in their primary trading market.

      Depositary receipts may be "sponsored" or "unsponsored." Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

      Foreign securities involve special risks and costs. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

      Forward Currency Exchange Contracts. The Fund may enter into forward currency exchange contracts for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the Adviser, and the Fund is not required to hedge its foreign currency positions. A forward currency contract is an obligation to exchange one currency for another on a future date at a specified exchange rate. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund's foreign holdings increases because of currency fluctuations.

SECTOR RISKS

BANK SECTOR RISK (KBW Bank ETF): The performance of bank stocks may be affected by extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sub-sector. Banks may also be subject to severe price competition.

CAPITAL MARKETS SECTOR RISK (KBW Capital Markets ETF): Companies within the Index can be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, fluctuation in interest rates and other factors which could adversely affect financial markets.

INSURANCE SECTOR RISK (KBW Insurance ETF): Insurance companies' profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to complete globally. Certain types of insurance companies may also be affected by weather catastrophes and other disasters and mortality rates. In addition, although the industry is currently subject to extensive regulation, companies in this industry may be adversely affected by increased governmental regulations or tax law changes in the future.

REIT RISK (DJ Wilshire REIT ETF): The Fund will concentrate its investments in the real estate sector. Adverse economic, business or political developments affecting that sector could have a major effect on the value of the Fund's investments. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, this prepayment may diminish the yield on securities issued by those REITs. Certain REITs have a relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the 1940 Act.

TECHNOLOGY SECTOR RISK (Morgan Stanley Technology ETF): The Fund will concentrate in the technology industry. Market or economic factors impacting that sector could have a major effect on the value of the Fund's investments. The value of stocks of technology companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

CONCENTRATION RISK (DJ Wilshire REIT ETF, KBW Bank ETF, KBW Capital Markets ETF, KBW Insurance ETF, Morgan Stanley Technology ETF and SPDR O-Strip ETF): The Fund's assets may be concentrated in an industry or group of industries to the extent that the Fund's underlying index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

THE FUNDS' SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. THE FUNDS MAY NOT ACHIEVE THEIR OBJECTIVE. AN INVESTMENT IN A FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Changes in policies. The Trust's Trustees may change any of the Funds' investment strategies and other policies without shareholder approval, except as otherwise indicated.

                                  PERFORMANCE
                             BAR CHARTS AND TABLES

      The bar charts and tables below provide some indication of the risks of investing in the Funds by showing the variability of the Funds' returns based on net assets and comparing the Funds' performance to a broad measure of market performance. Past performance (both before and after taxes) is not necessarily an indication of how the Funds will perform in the future. The after-tax returns presented below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                  streetTRACKS(R) DJ WILSHIRE TOTAL MARKET ETF
                     (formerly, FORTUNE 500(R) Index Fund)

                                  [BAR CHART]

2001                 -10.23%
2002                 -21.21%
2003                  26.63%
2004                    [ ]%

(1) As of September 30, 2005, the Fund's Calendar Year-To-Date return was [ ]%.

      This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on October 4, 2000. During the period shown above (January 1, 2001 through December 31, 2004), the highest quarterly return for the Fund was [ ]% for the quarter ended [ ], and the lowest was [ ]% for the quarter ended [ ].

AVERAGE ANNUAL TOTAL RETURN                                                 ONE    THREE    SINCE
(FOR PERIOD ENDING DECEMBER 31, 2004)                                       YEAR   YEAR   INCEPTION(1)
-------------------------------------                                       ----   -----  ------------
Return Before Taxes                                                         [ ]%    [ ]%      [ ]%
Return After Taxes on Distributions                                         [ ]%    [ ]%      [ ]%
Return After Taxes on Distributions and Redemption of Creation Units        [ ]%    [ ]%      [ ]%
Standard & Poor's 500 Index (reflects no deductions for fees, expenses or
taxes)                                                                      [ ]%    [ ]%      [ ]%
Dow Jones Wilshire 5000 Composite Index (reflects no deductions for fees,
expenses or taxes)(2)                                                       [ ]%    [ ]%      [ ]%
FORTUNE 500(R) Index (reflects no deductions for fees, expenses or taxes)   [ ]%    [ ]%      [ ]%

(1)   Investment operations commenced on October 4, 2000.

(2) Effective June 10, 2005, the Fund has changed its benchmark index from the FORTUNE 500(R) Index to the Dow Jones Wilshire 5000 Composite Index.

                   streetTRACKS(R) DJ WILSHIRE LARGE CAP ETF

      The Fund has not yet commenced operations and therefore does not have a performance history.

                    streetTRACKS(R) DJ LARGE CAP GROWTH ETF

                                  [BAR CHART]

2001                -25.66
2002                -31.65
2003                 29.18
2004                   [ ]

(1) As of September 30, 2005, the Fund's Calendar Year-To-Date return was [ ]%.

      This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on September 25, 2000. During the period shown above (January 1, 2001 through December 31, 2004), the highest quarterly return for the Fund was [ ]% for the quarter ended [ ], and the lowest was [ ]% for the quarter ended [ ].

AVERAGE ANNUAL TOTAL RETURN                                                     ONE   THREE     SINCE
(FOR PERIOD ENDING DECEMBER 31, 2004)                                           YEAR  YEAR   INCEPTION(1)
-------------------------------------                                           ----  -----  ------------
Return Before Taxes                                                             [ ]%   [ ]%      [ ]%
Return After Taxes on Distributions                                             [ ]%   [ ]%      [ ]%
Return After Taxes on Distributions and Redemption of Creation Units            [ ]%   [ ]%      [ ]%
Dow Jones Large Cap Index (reflects no deductions for fees, expenses or taxes)  [ ]%   [ ]%      [ ]%
Dow Jones U.S. Large Cap Growth Index (reflects no deductions for fees,
expenses or taxes)                                                              [ ]%   [ ]%      [ ]%

(1)   Investment operations commenced on September 25, 2000.

                    streetTRACKS(R) DJ LARGE CAP VALUE ETF

                                  [BAR CHART]

2001                 -6.30
2002                 -17.60
2003                  25.51
2004                    [ ]

(1)  As of September 30, 2005, the Fund's Calendar Year-To-Date return was [ ]%.

      This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on September 25, 2000. During the period shown above (January 1, 2001 through December 31, 2004), the highest quarterly return for the Fund was [ ]% for the quarter ended [ ], and the lowest was - [ ]% for the quarter ended [ ].

AVERAGE ANNUAL TOTAL RETURN                                                         ONE   THREE     SINCE
(FOR PERIOD ENDING DECEMBER 31, 2004)                                               YEAR  YEAR   INCEPTION(1)
-------------------------------------                                               ----  -----  ------------
Return Before Taxes                                                                 [ ]%   [ ]%       [ ]%
Return After Taxes on Distributions                                                 [ ]%   [ ]%       [ ]%
Return After Taxes on Distributions and Redemption of Creation Units                [ ]%   [ ]%       [ ]%
Dow Jones Large Cap Index (reflects no deductions for fees, expenses or taxes)      [ ]%   [ ]%       [ ]%
Dow Jones U.S. Large Cap Value Index (reflects no deductions for fees, expenses or
taxes)                                                                              [ ]%   [ ]%       [ ]%

(1)   Investment operations commenced on September 25, 2000.

                    streetTRACKS(R) DJ WILSHIRE MID CAP ETF

      The Fund has not yet commenced operations and therefore does not have a performance history.

                streetTRACKS(R) DJ WILSHIRE MID CAP GROWTH ETF

      The Fund has not yet commenced operations and therefore does not have a performance history.

                 streetTRACKS(R) DJ WILSHIRE MID CAP VALUE ETF

      The Fund has not yet commenced operations and therefore does not have a performance history.

                   streetTRACKS(R) DJ WILSHIRE SMALL CAP ETF

      The Fund has not yet commenced operations and therefore does not have a performance history.

                    streetTRACKS(R) DJ SMALL CAP GROWTH ETF

                                  [BAR CHART]

2001                  -8.88
2002                 -38.94
2003                  48.05
2004                    [ ]

(1)  As of September 30, 2005, the Fund's Calendar Year-to-Date return was [ ]%.

      This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on September 25, 2000. During the period shown above (January 1, 2001 through December 31, 2004), the highest quarterly return for the Fund was [ ]% for the quarter ended [ ], and the lowest was [ ]% for the quarter ended [ ].

AVERAGE ANNUAL TOTAL RETURN                                                        ONE    THREE    SINCE
(FOR PERIOD ENDING DECEMBER 31, 2004)                                              YEAR   YEAR   INCEPTION(1)
-------------------------------------                                              ----   -----  ------------
Return Before Taxes                                                                [ ]%    [ ]%      [ ]%
Return After Taxes on Distributions                                                [ ]%    [ ]%      [ ]%
Return After Taxes on Distributions and Redemption of Creation Units               [ ]%    [ ]%      [ ]%
Dow Jones Small Cap Index (reflects no deductions for fees, expenses or taxes)     [ ]%    [ ]%      [ ]%
Dow Jones U.S. Small Cap Growth Index (reflects no deductions for fees, expenses
or taxes)                                                                          [ ]%    [ ]%      [ ]%

(1)   Investment operations commenced on September 25, 2000.

                    streetTRACKS(R) DJ SMALL CAP VALUE ETF

                                  [BAR CHART]

2001                   12.33
2002                   -2.72
2003                   42.91
2004                     [ ]

(1)  As of September 30, 2005, the Fund's Calendar Year-To-Date return was [ ]%.

      This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on September 25, 2000. During the period shown above (January 1, 2001 through December 31, 2004), the highest quarterly return for the Fund was [ ]% for the quarter ended [ ], and the lowest was [ ]% for the quarter ended [ ].

AVERAGE ANNUAL TOTAL RETURN                                                       ONE    THREE      SINCE
(FOR PERIOD ENDING DECEMBER 31, 2004)                                             YEAR   YEAR    INCEPTION(1)
-------------------------------------                                             ----   -----   ------------
Return Before Taxes                                                               [ ]%    [ ]%        [ ]%
Return After Taxes on Distributions                                               [ ]%    [ ]%        [ ]%
Return After Taxes on Distributions and Redemption of Creation Units              [ ]%    [ ]%        [ ]%
Dow Jones Small Cap Index (reflects no deductions for fees, expenses or taxes)    [ ]%    [ ]%        [ ]%
Dow Jones U.S. Small Cap Value Index (reflects no deductions for fees,
expenses or taxes)                                                                [ ]%    [ ]%        [ ]%

(1)   Investment operations commenced on September 25, 2000.

                     streetTRACKS(R) DJ GLOBAL TITANS ETF

                                  [BAR CHART]

2001                  -12.92
2002                  -23.35
2003                   24.94
2004                     [ ]

(1)  As of September 30, 2005, the Fund's Calendar Year-To-Date return was [ ]%.

      This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on September 25, 2000. During the period shown above (January 1, 2001 through December 31, 2004), the highest quarterly return for the Fund was [ ]% for the quarter ended [ ], and the lowest was [ ]% for the quarter ended [ ].

AVERAGE ANNUAL TOTAL RETURN                                                     ONE   THREE     SINCE
(FOR PERIOD ENDING DECEMBER 31, 2004)                                           YEAR  YEAR   INCEPTION(1)
-------------------------------------                                           ----  -----  ------------
Return Before Taxes                                                             [ ]%   [ ]%      [ ]%
Return After Taxes on Distributions                                             [ ]%   [ ]%      [ ]%
Return After Taxes on Distributions and Redemption of Creation Units            [ ]%   [ ]%      [ ]%
Dow Jones Large Cap Index (reflects no deductions for fees, expenses or taxes)  [ ]%   [ ]%      [ ]%
Dow Jones Global Titans 50 Index U.S. Close (reflects no deductions for fees,
expenses or taxes)                                                              [ ]%   [ ]%      [ ]%

(1)   Investment operations commenced on September 25, 2000.

                     streetTRACKS(R) DJ WILSHIRE REIT ETF

                                  [BAR CHART]

2002                    3.26%
2003                   35.45%
2004                     [ ]%

(1)  As of September 30, 2005, the Fund's Calendar Year-To-Date return was [ ]%.

      This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on April 23, 2001. During the period shown above (January 1, 2002 through December 31, 2004), the highest quarterly return for the Fund was [ ]% for the quarter ended [ ], and the lowest was [ ]% for the quarter ended [ ].

AVERAGE ANNUAL TOTAL RETURN                                                     ONE   THREE      SINCE
(FOR PERIOD ENDING DECEMBER 31, 2004)                                           YEAR  YEAR    INCEPTION(1)
-------------------------------------                                           ----  -----   ------------
Return Before Taxes                                                             [ ]%   [ ]%        [ ]%
Return After Taxes on Distributions                                             [ ]%   [ ]%        [ ]%
Return After Taxes on Distributions and Redemption of Creation Units            [ ]%   [ ]%        [ ]%
Dow Jones Small Cap Index (reflects no deductions for fees, expenses or
taxes)                                                                          [ ]%   [ ]%        [ ]%
Dow Jones Wilshire REIT Index (reflects no deductions for fees, expenses or
taxes)                                                                          [ ]%   [ ]%        [ ]%

(1)   Investment operations commenced on April 23, 2001.

                         streetTRACKS(R) KBW BANK ETF

      The Fund has not yet commenced operations and therefore does not have a performance history.

                    streetTRACKS(R) KBW CAPITAL MARKETS ETF

      The Fund has not yet commenced operations and therefore does not have a performance history.

                       streetTRACKS(R) KBW INSURANCE ETF

      The Fund has not yet commenced operations and therefore does not have a performance history.

                 streetTRACKS(R) MORGAN STANLEY TECHNOLOGY ETF

                                  [BAR CHART]

2001                   -24.33
2002                   -43.44
2003                    65.05
2004                      [ ]

(1)  As of September 30, 2005, the Fund's Calendar Year-To-Date return was [ ]%.

      This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on September 25, 2000. During the period shown above (January 1, 2001 through December 31, 2004), the highest quarterly return for the Fund was [ ]% for the quarter ended [ ], and the lowest was [ ]% for the quarter ended [ ].

AVERAGE ANNUAL TOTAL RETURN                                                     ONE   THREE     SINCE
(FOR PERIOD ENDING DECEMBER 31, 2004)                                           YEAR  YEAR   INCEPTION(1)
-------------------------------------                                           ----  -----  ------------
Return Before Taxes                                                             [ ]%   [ ]%       [ ]%
Return After Taxes on Distributions                                             [ ]%   [ ]%       [ ]%
Return After Taxes on Distributions and Redemption of Creation Units            [ ]%   [ ]%       [ ]%
Dow Jones Large Cap Index (reflects no deductions for fees, expenses or taxes)  [ ]%   [ ]%       [ ]%
Morgan Stanley Technology Index (reflects no deductions for fees, expenses or
taxes)                                                                          [ ]%   [ ]%       [ ]%

(1)   Investment operations commenced on September 25, 2000.

                              SPDR(R) DIVIDEND ETF

      The Fund has not yet commenced operations and therefore does not have a performance history.

                              SPDR(R) O-STRIP ETF

      The Fund has not been in operation for a full calendar year.

                               FEES AND EXPENSES

      This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds.(1)

                                                         streetTRACKS(R)
                                                         DJ WILSHIRE TOTAL
                                                        MARKET ETF(FORMERLY,   streetTRACKS(R)   streetTRACKS(R)   streetTRACKS(R)
                                                        FORTUNE 500(R) INDEX  DJ WILSHIRE LARGE   DJ LARGE CAP    DJ LARGE CAP VALUE
                                                                FUND             CAP ETF(5)        GROWTH ETF            ETF
SHAREHOLDER FEES
(fees paid directly from your investment, but see
"Creation and Redemption of Creation Units" for a
discussion of Creation and Redemption Transaction
Fees).................................................          [ ]                  [ ]                [ ]               [ ]

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from the Fund's assets)(2)
     Management Fees..................................          [ ]                  [ ]                [ ]               [ ]
     Distribution and Services (12b-1) Fees(3)........          N/A                  [ ]                [ ]               [ ]
     Other Expenses(4)  ..............................          [ ]                  [ ]                [ ]               [ ]
TOTAL ANNUAL FUND OPERATING EXPENSES..................          [ ]                  [ ]                [ ]               [ ]

-------------------
(1) You will incur customary brokerage commissions when buying and selling shares of the Fund.

(2) Expressed as a percentage of average daily net assets.

(3) The Funds (with the exception of the DJ Wilshire Total Market ETF) have adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the next 12 months of operation. Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.

(4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

(5) The Fund has not commenced operations as of the date of this prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending June 30, 2005.

                                                streetTRACKS(R)  streetTRACKS(R)  streetTRACKS(R)   streetTRACKS(R)  streetTRACKS(R)
                                                DJ WILSHIRE MID  DJ WILSHIRE MID  DJ WILSHIRE MID  DJ WILSHIRE SMALL  DJ SMALL CAP
                                                  CAP ETF(5)    CAP GROWTH ETF(5) CAP VALUE ETF(5)     CAP ETF(5)      GROWTH ETF
SHAREHOLDER FEES
(fees paid directly from your investment, but
see "Creation and Redemption of Creation
Units" for a discussion of Creation and
Redemption  Transaction Fees).................        [ ]              [ ]               [ ]              [ ]              [ ]

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from the Fund's
assets)(2)
     Management Fees..........................        [ ]              [ ]               [ ]              [ ]              [ ]
     Distribution and Services (12b-1)
     Fees(3)..................................        [ ]              [ ]               [ ]              [ ]              [ ]
     Other Expenses(4)  ......................        [ ]              [ ]               [ ]              [ ]              [ ]
TOTAL ANNUAL FUND OPERATING EXPENSES..........        [ ]              [ ]               [ ]              [ ]              [ ]

-----------------
(2) Expressed as a percentage of average daily net assets.

(3) The Funds (with the exception of the DJ Wilshire Total Market ETF) have adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the next 12 months of operation. Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.

(4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

(5) The Fund has not commenced operations as of the date of this prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending June 30, 2005.

                                                         streetTRACKS(R)  streetTRACKS(R)   streetTRACKS(R)   streetTRACKS(R)
                                                          DJ SMALL CAP    DJ GLOBAL TITANS  DJ WILSHIRE REIT     KBW BANK
                                                           VALUE ETF            ETF                ETF             ETF(5)
SHAREHOLDER FEES
(fees paid directly from your investment, but see
"Creation and Redemption of Creation Units" for a
discussion of Creation and Redemption Transaction
Fees)..................................................        [ ]               [ ]              [ ]              [ ]

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from the Fund's assets)(2)
     Management Fees...................................        [ ]               [ ]              [ ]              [ ]
     Distribution and Services (12b-1) Fees(3).........        [ ]               [ ]              [ ]              [ ]
     Other Expenses(4).................................        [ ]               [ ]              [ ]              [ ]
TOTAL ANNUAL FUND OPERATING EXPENSES...................        [ ]               [ ]              [ ]              [ ]

---------------------
(2) Expressed as a percentage of average daily net assets.

(3) The Funds (with the exception of the DJ Wilshire Total Market ETF) have adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the next 12 months of operation. Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.

(4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

(5) The Fund has not commenced operations as of the date of this prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending June 30, 2005.

                                                         streetTRACKS(R)  streetTRACKS(R)  streetTRACKS(R)   SPDR(R)
                                                          KBW CAPITAL      KBW INSURANCE   MORGAN STANLEY   DIVIDEND    SPDR(R)
                                                         MARKETS ETF(5)        ETF(5)      TECHNOLOGY ETF    ETF(5)   O-STRIP ETF
SHAREHOLDER FEES
(fees paid directly from your investment, but see
"Creation and Redemption of Creation Units" for a
discussion of Creation and Redemption Transaction
Fees)..................................................        [ ]              [ ]              [ ]           [ ]        [ ]

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from the Fund's assets)(2)
     Management Fees...................................        [ ]              [ ]              [ ]           [ ]        [ ]
     Distribution and Services (12b-1) Fees(3).........        [ ]              [ ]              [ ]           [ ]        [ ]
     Other Expenses(4).................................        [ ]              [ ]              [ ]           [ ]        [ ]
TOTAL ANNUAL FUND OPERATING EXPENSES...................        [ ]              [ ]              [ ]           [ ]        [ ]

----------------------
(2) Expressed as a percentage of average daily net assets.

(3) The Funds (with the exception of the DJ Wilshire Total Market ETF) have adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the next 12 months of operation. Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.

(4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

(5) The Fund has not commenced operations as of the date of this prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending June 30, 2005.

                                    EXAMPLE

      Each Fund sells and redeems Shares in Creation Units principally on an in-kind basis for portfolio securities of the relevant Index. SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the relevant Index), assuming a 5% annual return and that the Funds' operating expenses remain the same. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IN A CREATION UNIT IS FOR ILLUSTRATION PURPOSES ONLY, AS SHARES WILL BE ISSUED BY THE FUNDS ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED INDICATIONS OF EXPECTED FUND EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESSER THAN THE ESTIMATES.

                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                 ------  -------  -------  --------
                                   ($)     ($)      ($)      ($)
 DJ Wilshire Total Market ETF      [ ]     [ ]      [ ]      [ ]
   DJ Wilshire Large Cap ETF       [ ]     [ ]      N/A      N/A
    DJ Large Cap Growth ETF        [ ]     [ ]      [ ]      [ ]
    DJ Large Cap Value ETF         [ ]     [ ]      [ ]      [ ]
    DJ Wilshire Mid Cap ETF        [ ]     [ ]      N/A      N/A
DJ Wilshire Mid Cap Growth ETF     [ ]     [ ]      N/A      N/A
 DJ Wilshire Mid Cap Value ETF     [ ]     [ ]      N/A      N/A
   DJ Wilshire Small Cap ETF       [ ]     [ ]      N/A      N/A
    DJ Small Cap Growth ETF        [ ]     [ ]      [ ]      [ ]
    DJ Small Cap Value ETF         [ ]     [ ]      [ ]      [ ]
     DJ Global Titans ETF          [ ]     [ ]      [ ]      [ ]
     DJ Wilshire REIT ETF          [ ]     [ ]      [ ]      [ ]
         KBW Bank ETF              [ ]     [ ]      N/A      N/A
    KBW Capital Markets ETF        [ ]     [ ]      N/A      N/A
       KBW Insurance ETF           [ ]     [ ]      N/A      N/A
 Morgan Stanley Technology ETF     [ ]     [ ]      [ ]      [ ]
       SPDR Dividend ETF           [ ]     [ ]      N/A      N/A
       SPDR O-Strip ETF            [ ]     [ ]      N/A      N/A

                               INDEX DESCRIPTIONS

      DOW JONES WILSHIRE 5000 COMPOSITE INDEX. The "Composite Index" is a float-adjusted market capitalization weighted index that reflects shares of securities actually available to investors in the marketplace. The Composite Index, originally named the Wilshire 5000 Total Market Index, was first calculated by the founder of Wilshire Associates ("Wilshire") in 1974. In April of 2004 the Composite Index was co-branded by Dow Jones and Wilshire and at that time Dow Jones took over the calculation of the Composite Index. As of September 30, 2005, the market capitalization of the Composite Index was $[ ] trillion.

To be included in the Composite Index, an issue must be all of the following:

      -     An equity issue: a common stock, REIT or limited partnership;

      -     A U.S.-headquartered company; and

      -     A security that has its primary market listing in the U.S.

The Composite Index does not include bulletin board listed stocks.

The aggregate value of the Composite Index is based on the following criteria:

      -     Market capitalization;

      -     Trading volume;

      -     Institutional holdings; and

      - If applicable, any conversion rules for companies with multiple share classes.

The capitalization float adjustment of the Composite Index is based on the following rules:

      - Shares outstanding for multiple classes of stock of one company are combined into the primary class's shares outstanding to reflect the company's total market capitalization.

      - Float adjustments are based on block ownership of each class of stock, and then are combined to determine total float for a company's combined shares.

      - Float-adjustment factors will be implemented only if the blocked shares are greater than 5% of the company's total shares outstanding.

Periodic adjustment and ongoing maintenance and review of the Composite Index are based on the following rules:

      - Stock additions and deletions are made after the close of trading on the third Friday of each month. The additions include all new non-component companies that met inclusion standards as of the close of trading on the second Friday of that month, whether from initial public offerings or new exchange listing.

      - An issue that becomes a pink sheet or otherwise stops trading for ten consecutive days will be removed from the Composite Index at the next monthly review. It will be removed at its latest quoted value, or at $0.01 if no recent quoted value is available. Until the monthly review, the issue will remain in the Composite Index at its last exchange-traded price.

      - Additions and deletions are pre-announced by the second day prior to the implementation date.

      - An issue that fails index inclusion guidelines is removed from the Composite Index as soon as prudently possible.

      - Periodic shares updates are made quarterly after the close of trading on the third Friday of March, June, September and December. The changes become effective at the opening of trading on the next business day.

      - If the cumulative impact of corporate actions during the period between quarterly shares updates changes a company's float-adjusted shares outstanding by 10% or more, the company's shares and float factor will be updated as soon as prudently possible. Share and float changes based on corporate actions will be implemented using standard Dow Jones Indexes procedures.

      Except to account for stock splits and reverse splits, shares and float factors will not be adjusted for bulletin board and pink sheet stocks until they are returned to exchange listings. Companies that are re-listed as of the close of trading on the second Friday of each month will have their shares and float adjustments made at the same time as the monthly index additions and deletions, after the close of trading on the third Friday of each month.

      THE DOW JONES WILSHIRE LARGE CAP INDEX. The Large Cap Index is a float-adjusted market capitalization weighted index that reflects the shares of securities of large cap portion of the Dow Jones Wilshire 5000 Composite Index actually available to investors in the marketplace. The Large Cap Index includes the components ranked 1-750 by full market capitalization.

      The Composition of the Large Cap Index is reviewed semiannually, in March and December. New issues are added to the Index on a monthly basis as new issues are added to the Composite Index and fall within the large cap portion. An issue is removed immediately if it fails to meet the inclusion requirement of the Composite Index (see above). Shares and float factors of the Large Cap Index are updated on a quarterly basis.

      THE DOW JONES U.S. LARGE CAP GROWTH INDEX. The U.S. Large Cap Growth Index is composed of common stocks, which are chosen by Dow Jones, based upon float-adjusted market capitalization and growth characteristics. Each year, Dow Jones selects the largest U.S. stocks by market capitalization in order to create the large cap universe, which represents approximately 70% of the total U.S. equity market. After the initial list of eligible large cap stocks is determined, Dow Jones uses a proprietary model to identify the growth stocks within the large cap universe. Thus, the U.S. Large Cap Growth Index is a subset of the large cap universe. The purpose of the Index is to provide an effective representation of the U.S. large cap growth segment of the equity market. The inclusion of a stock in the Index in no way implies that Dow Jones believes the stock to be an attractive investment, nor is Dow Jones a sponsor or in any way affiliated with the Fund. Each stock in the Index is weighted by its float-adjusted market capitalization. That is, each security is weighted by its float-adjusted market value relative to the total float-adjusted market values of all the securities in the Index. The Index only includes common stocks of issuers domiciled in the U.S. and its territories. You should also be aware that Dow Jones has retained editorial control over the Index and has reserved the right to modify the Index and/or its methodology at any time.

      THE DOW JONES U.S. LARGE CAP VALUE INDEX. The U.S. Large Cap Value Index is composed of common stocks, which are chosen by Dow Jones, based upon float-adjusted market capitalization and value characteristics. Each year, Dow Jones selects the largest U.S. stocks by market capitalization in order to create the large cap universe, which represents approximately 70% of the total U.S. equity market. After the initial list of eligible large cap stocks is determined, Dow Jones uses a proprietary model to identify the value stocks within the large cap universe. Thus, the U.S. Large Cap Value Index is a subset of the large cap universe. The purpose of the Index is to provide an effective representation of the U.S. large cap value segment of the equity market. The inclusion of a stock in the Index in no way implies that Dow Jones believes the stock to be an attractive investment, nor is Dow Jones a sponsor or in any way affiliated with the Fund. Each stock in the Index is weighted by its float-adjusted market capitalization. That is, each security is weighted by its float-adjusted market value relative to the total float-adjusted market values of all the securities in the Index. The Index only includes common stocks domiciled in the U.S. and its territories. You should also be aware that Dow Jones has retained editorial control over the Index and has reserved the right to modify the Index and/or its methodology at any time.

      THE DOW JONES WILSHIRE MID CAP INDEX. The Mid Cap Index is a float-adjusted market capitalization weighted index that reflects the shares of securities of mid cap portion of the Dow Jones Wilshire 5000 Composite Index actually available to investors in the marketplace. The Mid Cap Index includes the components ranked 501-1000 by full market capitalization.

      The Composition of the Mid Cap Index is reviewed semiannually, in March and December. New issues are added to the Index on a monthly basis as new issues are added to the Composite Index and fall within the mid cap portion. An issue is removed immediately if it fails to meet the inclusion requirement of the Composite Index (see above). Shares and float factors of the Mid Cap Index are updated on a quarterly basis.

      THE DOW JONES WILSHIRE MID CAP GROWTH INDEX. The Mid Cap Growth Index is a float-adjusted market capitalization weighted index that reflects the shares of securities of mid cap portion of the Dow Jones Wilshire 5000 Composite Index actually available to investors in the marketplace. The Mid Cap Index includes the components ranked 501-1000 by full market capitalization and that are classified as `growth' based on six factors: (i) projected price-to-earnings ratio (P/E), (ii) projected earnings growth, (iii) price-to-book ratio, (iv) dividend yield, (v) trailing revenue growth, and (iv) trailing earning growth.

      The Composition of the Mid Cap Growth Index is reviewed semiannually, in March and December. New issues are added to the Index on a monthly basis as new issues are added to the Composite Index and fall within the mid cap portion. An issue is removed immediately if it fails to meet the inclusion requirement of the Composite Index (see above). Shares and float factors of the Mid Cap Growth Index are updated on a quarterly basis.

      THE DOW JONES WILSHIRE MID CAP VALUE INDEX. The Mid Cap Value Index is a float-adjusted market capitalization weighted index that reflects the shares of securities of mid cap portion of the Dow Jones Wilshire 5000 Composite Index actually available to investors in the marketplace. The Mid Cap Value Index includes the components ranked 501-1000 by full market capitalization and that are classified as `value' based on six factors: (i) projected price-to-earnings ratio (P/E), (ii) projected earnings growth, (iii) price-to-book ratio, (iv) dividend yield, (v) trailing revenue growth, and (iv) trailing earning growth.

      The Composition of the Mid Cap Value Index is reviewed semiannually, in March and December. New issues are added to the Index on a monthly basis as new issues are added to the Composite Index and fall within the mid cap portion. An issue is removed immediately if it fails to meet the inclusion requirement of the Composite Index (see above). Shares and float factors of the Mid Cap Value Index are updated on a quarterly basis.

      THE DOW JONES WILSHIRE SMALL CAP INDEX. The Small Cap Index is a float-adjusted market capitalization weighted index that reflects the shares of securities of small cap portion of the Dow Jones Wilshire 5000 Composite Index actually available to investors in the marketplace. The Small Cap Index includes the components ranked 751-2500 by full market capitalization.

      The Composition of the Small Cap Index is reviewed semiannually, in March and December. New issues are added to the Index on a monthly basis as new issues are added to the Composite Index and fall within the small cap portion. An issue is removed immediately if it fails to meet the inclusion requirement of the Composite Index (see above). Shares and float factors of the Small Cap Index are updated on a quarterly basis.

      THE DOW JONES U.S. SMALL CAP GROWTH INDEX. The U.S. Small Cap Growth Index is composed of common stocks, which are chosen by Dow Jones, based upon float-adjusted market capitalization and growth characteristics. Each year, Dow Jones selects the smallest U.S. stocks by market capitalization in order to create the small cap universe, which represents approximately 5% of the total U.S. equity market. After the initial list of eligible small cap stocks is determined, Dow Jones uses a proprietary model to identify growth stocks within the small cap universe. Thus, the U.S. Small Cap Growth Index is a subset of the small cap universe. The purpose of the Index is to provide an effective representation of the U.S. small cap growth segment of the equity market. The inclusion of a stock in the Index in no way implies that Dow Jones believes the stock to be an attractive investment, nor is Dow Jones a sponsor or in any way affiliated with the Fund. Each stock in the Index is weighted by its float-adjusted market capitalization. That is, each security is weighted by its float-adjusted market value relative to the total float-adjusted market values of all the securities in the Index. The Index only includes common stocks of issuers domiciled in the U.S. and its territories. You should also be aware that Dow Jones has retained editorial control over the Index and has reserved the right to modify the Index and/or its methodology at any time.

      THE DOW JONES U.S. SMALL CAP VALUE INDEX. The U.S. Small Cap Value Index is composed of common stocks, which are chosen by Dow Jones, based upon float-adjusted market capitalization and value characteristics. Each year, Dow Jones selects the smallest U.S. stocks by market capitalization in order to create the small cap universe, which represents approximately 5% of the total U.S. equity market. After the initial list of eligible small cap stocks is determined, Dow Jones uses a proprietary model to identify value stocks within the small cap universe. Thus, the U.S. Small Cap Value Index is a subset of the small cap universe. The purpose of the Index is to provide an effective representation of the U.S. small cap value segment of the equity market. The inclusion of a stock in the Index in no way implies that Dow Jones believes the stock to be an attractive investment, nor is Dow Jones a sponsor or in any way affiliated with the Fund. Each stock in the Index is weighted by its float-adjusted market capitalization. That is, each security is weighted by its float-adjusted market value relative to the total float-adjusted market values of all the securities in the Index. The Index only includes common stocks of issuers domiciled in the U.S. and its territories. You should also be aware that Dow Jones has retained editorial control over the Index and has reserved the right to modify the Index and/or its methodology at any time.

      THE DOW JONES GLOBAL TITANS 50 INDEX (U.S. CLOSE). The Global Titans 50 Index (U.S. Close) is composed of 50 component stocks, which are chosen by Dow Jones. The stock must, in the opinion of Dow Jones, meet all four of the following criteria to qualify as a candidate for the index: (1) it must be a well established company with a solid financial situation and a broad client base; (2) it must be well known to global investors for either its long history of success or its widely used products or services; (3) it must be a market leader in its industry with either a dominant position or a competitive advantage; and, (4) it must be among the largest of blue-chip companies in the global arena. In constructing the Global Titans 50 Index, a unique multi-factor methodology is adopted. First the 5,000 stocks of the Dow Jones Global Indexes are used as the Initial Pool with a view towards ensuring that all candidates are investable, liquid and representative of the global markets. Market capitalization is then used as the first screen to create the Final Pool by selecting the top 100 companies. Dow Jones' rationale for this step is that market value is a universal measurement across industries, and also that its use is most appropriate for an index built for investment purposes. Every company in the final pool of 100 must derive some revenue from outside its home country. This screen is instituted to ensure that all of the Titans selected are truly Global companies. The next step in index construction is to combine the Final Pool components' market capitalization rankings with their rankings according to four other indicators of size and leadership. These four indicators, two from the balance sheet and two from the income statement, are assets, book value, sales/revenue, and net profit. The combined rankings of these four fundamental factors determine the fundamental rank of each company. The fundamental rank and the market cap rank are used equally as the basis for selecting the index components. The inclusion of a stock in the Index in no way implies that Dow Jones believes the stock to be an attractive investment, nor is Dow Jones a sponsor or in any way affiliated with the Fund. For purposes of calculation of the Index value, securities for which the primary market is outside of the U.S. are valued intra day based on the last sale price on the primary market. The Index value is calculated as of the close of the NYSE (and during periods when the primary market is closed) based upon the last sale price if any, of any corresponding ADR. You should also be aware that Dow Jones has retained editorial control over the Index and has reserved the right to modify the Index and/or its methodology at any time.

      THE DOW JONES WILSHIRE REIT INDEX. The Dow Jones Wilshire REIT Index is comprised of companies whose charters are the equity ownership and operation of commercial real estate and which operate under the REIT Act of 1960. The Index was composed of [ ] components with a total market capitalization of $[ ] billion as of September 30, 2005. The Index is generally rebalanced monthly, and returns are calculated on a buy and hold basis except as necessary to reflect the occasional occurrence of Index changes in the middle of the month. The inclusion of a REIT in the Index in no way implies that Dow Jones Indexes believes the stock to be an attractive investment, nor are Dow Jones Indexes a sponsor or in any way affiliated with the Fund. Each REIT in the Index is weighted by its float-adjusted market capitalization. That is, each security is weighted to reflect the attainable market performance of the security which reflects that portion of securities shares that are accessible to investors.

      KBW BANK INDEX. The KBW Bank Index is a modified market capitalization-weighted index that seeks to reflect the performance of publicly traded companies that do business as banks or thrifts. The KBW Bank Index is currently comprised of 24 common stocks of national money centers and leading regional banks or thrifts listed on the NYSE or another U.S. national securities exchange, or NASDAQ/NMS. The KBW Bank Index components are selected to provide appropriate representation of the industry's sub-sectors. The KBW Bank Index is owned and administered by Keefe, Bruyette & Woods, Inc. ("KBW").

INDEX CONSTRUCTION

The KBW Bank Index constituents are chosen on the basis of relevance to the banking sector and the following trading criteria, among others:

            -     Stock price level

            -     Stock price volatility

            -     Stock price correlation to other stocks in the KBW Bank Index

            -     Market capitalization

            -     Average daily trading volume

            -     Availability of options on the stocks

            -     Country of domicile/operations

            -     Trading volume.

INDEX REBALANCING

The four largest stocks included in the KBW Bank Index were assigned maximum initial weights equal to the lesser of their actual capitalization weight or 10% in the reconstituted KBW Bank Index. All other stocks with a capitalization weight of more than 4.5% were assigned initial weights of 4.5% in the reconstituted KBW Bank Index. All companies with capitalization weights under 4.5% share equally in the weight available for redistribution, but none of these companies was assigned an initial weight of more than 4.5%. Current percentage weights will be adjusted on a quarterly basis, taking into account weight adjustments due to stock repurchases, secondary offerings or other corporate actions, mergers and KBW Bank Index composition changes.

Based on capitalizations as of the close of business on the NYSE on the Monday before the third Saturday of the last month in each calendar quarter, the KBW Bank Index re-balancing will be calculated according to the following rules:

      - (1) If any of the top four companies' KBW Bank Index weightings have increased above 12.5%, their weighting will be reduced to a maximum of 10% in the quarterly rebalancing.

      - (2) If any of the remaining companies' weightings have increased above 5%, their weightings will be reduced to a maximum of 4.5% in the rebalancing.

      - (3) If any of the top four companies' weightings have dropped below 8%, their weightings will be increased to the lesser of their actual capitalization weight or 10% in the rebalancing.

      - (4) If any of the companies with unadjusted capitalization weights greater than 5% have declined in KBW Bank Index weighting below 4%, their weightings will be increased to 4.5% in the rebalancing.

Thereafter, any excess weighting available will be reallocated to the smaller companies and any weighting needed to increase weighting in the larger companies will be taken from the smaller companies in the same manner as in the initial allocation at the time of the rebalancing.

The rebalancing will be implemented at the close of business on the NYSE on the Friday before the third Saturday of the last month in each calendar quarter. An Index Committee makes decisions with respect to any changes in the KBW Bank Index. The Index Committee is required to meet quarterly to review the composition of the KBW Bank Index.

INDEX MAINTENANCE

In the event of a change in any component company (e.g., change of principal business, merger, acquisition, delisting), KBW may remove the stock and replace it with another stock which better represents the banking sector represented by the KBW Bank Index.

KBW reserves the right to add Index-eligible stocks or to remove component stocks. In the case of a stock removal, KBW expects to replace any stock removed from the KBW Bank Index with another stock, but is not required to do so; provided, however, that the number of stocks in the KBW Bank Index may not be less than 20.

MERGERS AND CORPORATE RESTRUCTURINGS

Companies affected by a merger or other transaction that will change the character of the firm will be removed and replaced as close as practicable to the effective date of the transaction. Corporate restructuring will be analyzed on a case-by-case basis to determine appropriate action.

BANKRUPTCY

In the event of bankruptcy, a company will be removed from the KBW Bank Index effective as soon as practicable after the date of such filing.

GENERAL

In October 1991, the KBW Bank Index was established, set to a benchmark value of
250. The KBW Bank Index underwent a 10:1 split in March 2004 and the calculation methodology was changed from market capitalization weighted to modified market capitalization-weighted in October 2004. Index values are disseminated to market data vendors and other public market media every 15 seconds during each trading day from approximately 9:02 a.m. to at least 4:02 p.m. Eastern Time. Calculations of the KBW Bank Index values are made by a third party vendor.

      KBW CAPITAL MARKETS INDEX. The KBW Capital Markets Index is a modified market capitalization-weighted index that seeks to reflect the performance of U.S. publicly traded companies that do business as broker-dealers, asset managers, trust and custody banks or exchanges. The KBW Capital Markets Index is currently comprised of leading companies active in the U.S. capital markets that are listed on the NYSE, or another U.S. national securities exchange, or NASDAQ/NMS. The KBW Capital Markets Index is owned and administered by KBW.

INDEX CONSTRUCTION

The KBW Capital Markets Index constituents are chosen on the basis of relevance to the capital markets sector and the following trading criteria, among others:

            -     Stock price level

            -     Stock price volatility

            - Stock price correlation to other stocks in the KBW Capital Markets Index

            -     Market capitalization

            -     Average daily trading volume

            -     Availability of options on the stocks

            -     Country of domicile/operations

            -     Trading volume.

INDEX REBALANCING

The four largest stocks included in the KBW Capital Markets Index were assigned maximum initial weights equal to the lesser of their actual capitalization weight or 10% in the reconstituted KBW Capital Markets Index. All other stocks with a capitalization weight of more than 4.5% were assigned initial weights of 4.5% in the reconstituted KBW Capital Markets Index. All companies with capitalization weights under 4.5% share equally in the weight available for redistribution, but none of these companies was assigned an initial weight of more than 4.5%. Current percentage weights will be adjusted on a quarterly basis, taking into account weight adjustments due to stock repurchases, secondary offerings or other corporate actions, mergers and KBW Capital Markets Index composition changes.

Based on capitalizations as of the close of business on the NYSE on the Monday before the third Saturday of the last month in each calendar quarter, the KBW Capital Markets Index re-balancing will be calculated according to the following rules:

      - (1) If any of the top four companies' KBW Capital Markets Index weightings have increased above 12.5%, their weighting will be reduced to a maximum of 10% in the quarterly rebalancing.

      - (2) If any of the remaining companies' weightings have increased above 5%, their weightings will be reduced to a maximum of 4.5% in the rebalancing.

      - (3) If any of the top four companies' weightings have dropped below 8%, their weightings will be increased to the lesser of their actual capitalization weight or 10% in the rebalancing.

      - (4) If any of the companies with unadjusted capitalization weights greater than 5% have declined in KBW Capital Markets Index weighting below 4%, their weightings will be increased to 4.5% in the rebalancing.

Thereafter, any excess weighting available will be reallocated to the smaller companies and any weighting needed to increase weighting in the larger companies will be taken from the smaller companies in the same manner as in the initial allocation at the time of the rebalancing.

The rebalancing will be implemented at the close of business on the NYSE on the Friday before the third Saturday of the last month in each calendar quarter. An Index Committee makes decisions with respect to any changes in the KBW Capital Markets Index. The Index Committee is required to meet quarterly to review the composition of KBW Capital Markets Index.

INDEX MAINTENANCE

In the event of a change in any component company (e.g., change of principal business, merger, acquisition, delisting), KBW may remove the stock and replace it with another stock which better represents the capital markets sector represented by the KBW Capital Markets Index.

KBW reserves the right to add Index-eligible stocks or to remove component stocks. In the case of a stock removal, KBW expects to replace any stock removed from the KBW Capital Markets Index with another stock, but is not required to do so; provided, however, that the number of stocks in the KBW Capital Markets Index may not be less than 20.

MERGERS AND CORPORATE RESTRUCTURINGS

Companies affected by a merger or other transaction that will change the character of the firm will be removed and replaced as close as practicable to the effective date of the transaction. Corporate restructuring will be analyzed on a case-by-case basis to determine appropriate action.

BANKRUPTCY

In the event of bankruptcy, a company will be removed from the KBW Capital Markets Index effective as soon as practicable after the date of such filing.

GENERAL

In November 2004, the KBW Capital Markets Index was established, set to a benchmark value of 200 as of the close of trading on December 31, 2003. Historical KBW Capital Markets Index calculations are provided from January 1, 2004. KBW Capital Markets Index values are disseminated to market data vendors and other public market media every 15 seconds during each trading day from approximately 9:02 a.m. to at least 4:02 p.m. Eastern Time. Calculations of the KBW Capital Markets Index values are made by a third party vendor.

      KBW INSURANCE INDEX. The KBW Insurance Index is currently comprised of leading companies active in the U.S. insurance industry that are listed on the NYSE, or another U.S. national securities exchange, or NASDAQ/NMS. KBW Insurance Index components account for approximately three-quarters of the market capitalization of the entire U.S. public insurance company universe. In addition, KBW Insurance Index components are selected to provide appropriate representation of the industry's diverse sub-sectors, including personal and commercial lines property/casualty insurance, life insurance, reinsurance, insurance brokerage and financial guarantee. The KBW Insurance Index is owned and administered by KBW.

INDEX CONSTRUCTION

The KBW Insurance Index constituents are chosen on the basis of relevance to the insurance sector and the following trading criteria, among others:

            -     Stock price level

            -     Stock price volatility

            -     Stock price correlation to other stocks in the KBW Insurance
                  Index

            -     Market capitalization

            -     Average daily trading volume

            -     Availability of options on the stocks

            -     Country of domicile/operations

            -     Trading volume.

INDEX REBALANCING

The four largest stocks included in the KBW Insurance Index were assigned maximum initial weights equal to the lesser of their actual capitalization weight or 10% in the reconstituted KBW Insurance Index. All other stocks with a capitalization weight of more than 4.5% were assigned initial weights of 4.5% in the reconstituted KBW Insurance Index. All companies with capitalization weights under 4.5% share equally in the weight available for redistribution, but none of these companies was assigned an initial weight of more than 4.5%. Current percentage weights will be adjusted on a quarterly basis, taking into account weight adjustments due to stock repurchases, secondary offerings or other corporate actions, mergers and KBW Insurance Index composition changes.

Based on capitalizations as of the close of business on the NYSE on the Monday before the third Saturday of the last month in each calendar quarter, the KBW Insurance Index re-balancing will be calculated according to the following rules:

      - (1) If any of the top four companies' KBW Insurance Index weightings have increased above 12.5%, their weighting will be reduced to a maximum of 10% in the quarterly rebalancing.

      - (2) If any of the remaining companies' weightings have increased above 5%, their weightings will be reduced to a maximum of 4.5% in the rebalancing.

      - (3) If any of the top four companies' weightings have dropped below 8%, their weightings will be increased to the lesser of their actual capitalization weight or 10% in the rebalancing.

      - (4) If any of the companies with unadjusted capitalization weights greater than 5% have declined in KBW Insurance Index weighting below 4%, their weightings will be increased to 4.5% in the rebalancing.

Thereafter, any excess weighting available will be reallocated to the smaller companies and any weighting needed to increase weighting in the larger companies will be taken from the smaller companies in the same manner as in the initial allocation at the time of the rebalancing.

The rebalancing will be implemented at the close of business on the NYSE on the Friday before the third Saturday of the last month in each calendar quarter. An Index Committee makes decisions with respect to any changes in the KBW Insurance Index. The Index Committee is required to meet quarterly to review the composition of the KBW Insurance Index.

INDEX MAINTENANCE

In the event of a change in any component company (e.g., change of principal business, merger, acquisition, delisting), KBW may remove the stock and replace it with another stock which better represents the insurance sector represented by the KBW Insurance Index.

KBW reserves the right to add Index-eligible stocks or to remove component stocks. In the case of a stock removal, KBW expects to replace any stock removed from the KBW Insurance Index with another stock, but is not required to do so; provided, however, that the number of stocks in the KBW Insurance Index may not be less than 20.

MERGERS AND CORPORATE RESTRUCTURINGS

Companies affected by a merger or other transaction that will change the character of the firm will be removed and replaced as close as practicable to the effective date of the transaction. Corporate restructuring will be analyzed on a case-by-case basis to determine appropriate action.

BANKRUPTCY

In the event of bankruptcy, a company will be removed from the KBW Insurance Index effective as soon as practicable after the date of such filing.

GENERAL

In December 2002, the KBW Insurance Index was established, set to a benchmark value of 100 and trading commenced on September 3, 2003. The KBW Insurance Index calculation methodology was changed from price weighted to modified market capitalization-weighted in October 2004. Index values are disseminated to market data vendors and other public market media every 15 seconds during each trading day from approximately 9:02 a.m. to at least 4:02 p.m. Eastern Time. Calculations of the KBW Insurance Index values are made by a third party vendor.

      THE MORGAN STANLEY TECHNOLOGY INDEX. The Index is composed purely of electronics-based technology companies. The Index was the first listed broad-market technology barometer dedicated exclusively to the electronics-based technology industry. The Index comprises companies drawn from the following 11 technology sub-sectors: computer & business services; technical software (CAD/CAM, EDA); enterprise software; Internet and PC software; telecom equipment-wireline/wireless; Internet infrastructure/data networking; server & enterprise hardware; PC hardware & data storage; connectors/electronics manufacturing services; semi-conductor capital equipment; and semiconductors. The Exchange calculates the Index. Morgan Stanley & Co. Incorporated acts as consultant to the Exchange in connection with the Exchange's maintenance of the Index. The Index is equal-dollar-weighted to ensure that each of its component securities is represented in approximate equal dollar value. To ensure that each component stock continues to represent approximate equal market value in the Index, adjustments, if necessary, are made annually after the close of trading on the third Friday of December.

      THE S&P HIGH YIELD DIVIDEND ARISTOCRATS INDEX. The Index is comprised of the 50 highest dividend yielding constituents of the stocks of the S&P Composite 1500(R) Index that have increased dividends every year for at least 25 consecutive years. These stocks have both capital growth and dividend income characteristics, as opposed to stocks that are pure yield, or pure capital oriented.

      Stocks within the Index are weighted by indicated yield (annualized gross dividend payment per share divided by price per share) and weight-adjusted each quarter. The Index components are reviewed annually in December for continued inclusion in the Index. A component stock may be removed from the Index if, during the year-end review, dividends did not increase from the previous year or if, at any time during the year, the stock is removed from the S&P Composite 1500 Index.

      During each quarterly re-weighting, component companies are ranked in order of indicated yield. Companies that have a market cap or trading volume below minimum thresholds, which are reviewed from time to time, are excluded. An Index constituent that ranks in the top 60 in terms of indicated yield retains its index membership as one of the Index's 50 constituents. If one or more member stocks fall out of the top 60 in rank, then those stocks are removed and other stocks are added, in order of decreasing dividend yield, until the number of constituents again reaches 50

      As constituents in the Index are members of the S&P 1500 Composite Index all constituents meet the S&P 1500 Composite Index inclusion criteria:

For Inclusion:

      - U.S. company. To determine what is a "U.S. company", the Index Committee looks at a number of factors including location of the company's operations, its corporate structure, accounting standards and exchange listings.

      - Market cap in excess of a minimum threshold. After meeting a minimum market cap threshold for inclusion in the S&P Composite 1500, a candidate company must then pass the minimum market cap requirement for the S&P High Yield Dividend Aristocrats. Market cap minimums are reviewed from time to time to ensure consistency with market conditions.

      - Financial viability. This is usually determined by four consecutive quarters of positive as-reported earnings, where as-reported earnings are defined as GAAP Net Income excluding discontinued operations and extraordinary items.

      - Adequate liquidity and reasonable price. The ratio of annual dollar value traded to market capitalization should be 0.3 or greater. Very low stock prices can affect a stock's liquidity.

      -     Public float of at least 50%.

      - Sector representation. The Index Committee strives to maintain a balance for the S&P 1500(R) in line with the sector balance of the universe of eligible companies greater than $4 billion.

      - Must be an operating company. Closed-end funds, holding companies, partnerships, investment vehicles and royalty trusts are not eligible. Real Estate Investment Trusts (REITs) are eligible for inclusion. Continued index membership is not necessarily subject to these guidelines. The Index Committee strives to minimize unnecessary turnover in index membership and each removal is determined on a case-by-case basis.

For Removal:

      - Companies that substantially violate one or more of the criteria for index inclusion.

      - Companies involved in merger, acquisition or significant restructuring such that they no longer meet the inclusion criteria.

      S&P 500(R) O-STRIP INDEX. The Index is an S&P equity index comprised of those stocks of the S&P 500(R) Index that are primarily traded in a dealer (OTC) market such as NASDAQ (i.e. those securities not listed on the New York Stock Exchange or the American Stock Exchange). Both the S&P 500(R) Index and the Index are capitalization weighted indices. Dividends, constituent changes and share count adjustments are treated in the same manner and implemented at the same time in the S&P 500(R) Index and the Index. The total market cap of the Index will be the same as the total market cap of the stocks in the Index within the S&P 500(R) Index. The proportional weight of any stock in the Index will be larger than that stock's proportional weight in the S&P 500(R) Index because the Index is a subset of the S&P 500(R) Index. When a new stock is added to the S&P 500(R) Index which is primarily traded in the dealer (OTC) market, it will be added to the Index at the same time at the same market capitalization. Similarly, when a dealer (OTC) market traded stock is removed from the S&P 500(R) Index, it will simultaneously be removed from the Index at the same market capitalization. As of September 30, 2005 the total number of component stocks in the Index was [74] and their market capitalization was $_________________.

      As constituents in the Index are members of the S&P 500(R) Index all constituents meet the S&P 500(R) Index inclusion criteria. The criteria for the S&P 500(R) Index is as follows:

      The S&P Index Committee follows a set of published guidelines for maintaining the S&P 500(R) Index. Complete details of these guidelines, including the criteria for S&P 500(R) Index additions and removals, Committee policy statements, and research papers are available on the website at www.standardandpoors.com/indices, under Index Committee Policy. These guidelines provide the transparency required and fairness needed to enable investors to replicate the S&P 500(R) Index and achieve the same performance as the S&P 500(R) Index. All changes to the S&P 500(R) Index are announced to the public via press release, also available on the website.

CRITERIA FOR S&P 500(R) INDEX ADDITIONS

      - U.S. company. To determine what is a "U.S. company", the Index Committee looks at a number of factors including location of the company's operations, its corporate structure, accounting standards and exchange listings.

      - Market cap in excess of $4 billion. This market cap minimum is reviewed from time to time to ensure consistency with market conditions.

      - Financial viability. This is usually determined by four consecutive quarters of positive as-reported earnings, where as-reported earnings are defined as GAAP Net Income excluding discontinued operations and extraordinary items.

      - Adequate liquidity and reasonable price. The ratio of annual dollar value traded to market capitalization should be 0.3 or greater. Very low stock prices can affect a stock's liquidity.

      -     Public float of at least 50%.

      - Sector representation. The Index Committee strives to maintain a balance for the S&P 500(R) in line with the sector balance of the universe of eligible companies greater than $4 billion.

      - Must be an operating company. Closed-end funds, holding companies, partnerships, investment vehicles and royalty trusts are not eligible. Real Estate Investment Trusts (REITs) are eligible for inclusion. Continued index membership is not necessarily subject to these guidelines. The Index Committee strives to minimize unnecessary turnover in index membership and each removal is determined on a case-by-case basis.

CRITERIA FOR S&P 500(R) INDEX REMOVALS

      - Companies that substantially violate one or more of the criteria for index inclusion.

      - Companies involved in merger, acquisition or significant restructuring such that they no longer meet the inclusion criteria.

CRITERIA FOR INCLUSION IN THE S&P 500(R) O-STRIP INDEX

      -     Security is included in S&P 500(R) Index.

      - Security is traded in a dealer (OTC) market such as the NASDAQ Stock Market.

                  ADDITIONAL INVESTMENT STRATEGIES, RISKS AND
                              OTHER CONSIDERATIONS

                        ADDITIONAL INVESTMENT STRATEGIES

      Each Fund may invest its remaining assets in money market instruments including repurchase agreements or funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940 (the "1940 Act")), in convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular stock or stock index) and in options and futures contracts. Options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its benchmark Index and in managing cash flows. Each Fund will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days for additions and deletions to the Index to be reflected in the portfolio composition of each Fund.

      Borrowing Money. Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

      Lending Securities. Each Fund may lend securities from its holdings to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes.

                                ADDITIONAL RISKS

      Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

      Fluctuation of Net Asset Value. The net asset value of the Shares will generally fluctuate with changes in the market value of the Fund's securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in each Fund's net asset value and supply and demand on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Index trading individually or in the aggregate at any point in time. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained.

      Lending of Securities. Although each Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, each Fund will bear the risk of loss of any cash collateral that it may invest.

      Continuous Offering. The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur.

      Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

      For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

      Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. The Trust, however, has requested exemptive relief from Section 4(3) of the Securities Act. If the relief is granted, dealers who are not underwriters would be exempt from the prospectus delivery obligations subject to certain terms and conditions which will be set forth in a Securities and Exchange Commission ("SEC") exemptive order issued to the Trust.

                              OTHER CONSIDERATIONS

      Distribution and Service Plan. Each Fund (except for the DJ Wilshire Total Market ETF) has adopted a Distribution and Service Plan pursuant to which payments of up to 0.25% of average daily net assets may be made for the sale and distribution of its Shares. No payments pursuant to the Distribution and Service Plan will be made for at least the next twelve (12) months of operation. Because these fees would be paid out of the Funds' assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                   MANAGEMENT

      Adviser. SSgA Funds Management, Inc. serves as the Adviser to the Funds and, subject to the supervision of the Board of Trustees, is responsible for the investment management of the Funds. The Adviser, parts of State Street Bank and Trust Company ("State Street") and other affiliates of State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation. As of June 30, 2005 the Adviser managed approximately $____billion in assets. As of June 30, 2005, SSgA managed approximately $___ trillion in assets, including approximately $___ billion in equity index funds. The Adviser's principal business address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

      For the services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Adviser annual fees based on a percentage of each Fund's average daily net assets as set forth below.

DJ Wilshire Total Market ETF      0.__%

DJ Wilshire Large Cap ETF         0.__%

DJ Large Cap Growth ETF           0.__%

DJ Large Cap Value ETF            0.__%

DJ Wilshire Mid Cap ETF           0.__%

DJ Wilshire Mid Cap Growth ETF    0.__%

DJ Wilshire Mid Cap Value ETF     0.__%

DJ Wilshire Small Cap ETF         0.__%

DJ Small Cap Growth ETF           0.__%

DJ Small Cap Value ETF            0.__%

DJ Global Titans ETF              0.__%

DJ Wilshire REIT ETF              0.__%

KBW Bank ETF                      0.__%

KBW Capital Markets ETF           0.__%

KBW Insurance ETF                 0.__%

Morgan Stanley Technology ETF     0.__%

SPDR Dividend ETF                 0.__%

SPDR O-Strip ETF                  0.__%

      The Adviser pays all expenses of each Fund other than the management fee, distribution fees pursuant to each Fund's Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

      Investment Sub-Adviser. -- streetTRACKS(R) DJ Wilshire REIT ETF. Pursuant to the Advisory Agreement between the streetTRACKS(R) Wilshire REIT ETF and the Adviser, the Adviser is authorized to engage one or more sub-advisers for the performance of any of the services contemplated to be rendered by the Adviser. The Adviser has retained The Tuckerman Group LLC ("Tuckerman"), an affiliate of the Adviser, as sub-adviser, to be responsible for the day to day management of the streetTRACKS(R) DJ Wilshire REIT ETF's investments, subject to supervision of the Adviser and the Board of Trustees while the Adviser will provide administrative, compliance and general management services to the Fund. Since its organization on April 28, 1999, Tuckerman has provided investment management services to institutional investors and other mutual funds. As of June 30, 2005, Tuckerman managed approximately $[ ] billion in assets. Tuckerman's principal business address is 2 Manhattanville Road, Purchase, New York 10577.

      In accordance with the Sub-Advisory Agreement between the Adviser and Tuckerman, the Adviser will pay Tuckerman an annual investment sub-advisory fee equal to 0% of average daily net assets up to the first $50 million in net assets and 0.05% thereafter with respect to the streetTRACKS(R) DJ Wilshire REIT ETF.

      Portfolio Managers. A team of professional portfolio managers employed by the Adviser makes investment decisions for the Funds, except for the streetTRACKS DJ Wilshire REIT ETF. The team includes: Karl Schneider and John Tucker. Amos J. Rogers, III, is the portfolio manager for the streetTRACKS DJ Wilshire REIT ETF.

      Mr. Schneider is a Principal of SSgA and a portfolio manager within the Global Structured Products Group. He joined SSgA in 1996 and currently manages the firm's commingled Wilshire 5000, Wilshire 4500, and Russell 2000 funds, as well as other commingled and separately managed domestic and international funds. Mr. Schneider holds a Bachelor of Science degree in Finance and Investments from Babson College and also a Master of Science degree in Finance from the Carroll School of Management at Boston College. Additionally, he holds a Series 3 license from the National Futures Association.

      Mr. Tucker is a Principal of SSgA and Unit Head of the portfolio management team responsible for the firm's Exchange Traded Funds. He manages a number of domestic and international portfolios. In addition, John is responsible for new product research and development. Previously, John was head of the Structured Products group in SSgA's London office. Prior to joining the investment management group, he was the Operations Manager for SSgA's International Structured Products group, where he was responsible for the operations staff and functions. He has been working in the investment management field since 1988. John received a BA in Economics from Trinity College and an MS in Finance from Boston College.

      Amos J. Rogers III is the portfolio manager for the streetTRACKS(R) DJ Wilshire REIT ETF. Mr. Rogers is Managing Director of the Tuckerman Group with nearly 15 years commercial real estate lending, investment and asset management experience. In his Tuckerman role, Mr. Rogers heads the real estate securities investment business. Additionally, Mr. Rogers is involved in strategic planning and product development activities. Previously, Mr. Rogers spent 8 years at Citicorp, holding various positions in their real estate division, before leaving to join Pioneer Real Estate Advisors where he served as Senior Vice President and Chief Operating Officer. Prior to joining The Tuckerman Group, Mr. Rogers was a Principal of ARC Realty Advisors, a boutique advisory and consulting firm focused on providing strategic and transactional solutions for individual and institutional real estate clients. Mr. Rogers earned his undergraduate BS degree in Engineering from Clarkson University, and holds a Master of Science degree in Management with a concentration in Real Estate Finance from the M.I.T. - Sloan School of Management.

      Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the Statement of Additional Information.

      Administrator, Custodian and Transfer Agent. State Street is the Administrator for the Funds, the Custodian for each Fund's assets and serves as Transfer Agent to the Funds.

      Lending Agent. State Street may act as a lending agent for the Trust. For its services, the lending agent would typically receive a portion of the net investment income, if any, earned on the collateral for the securities loaned.

      Distributor. State Street Global Markets, LLC is the Distributor of the Funds' Shares. The Distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Shares.

                           INDEX LICENSES/DISCLAIMERS

Dow Jones Wilshire Indexes. "Dow Jones" "Wilshire," "Dow Jones Wilshire Large Cap Index," Dow Jones Wilshire Large Cap Growth Index," "Dow Jones Large Cap Value Index," "Dow Jones Wilshire Mid Cap Index," "Dow Jones Wilshire Mid Cap Growth Index," "Dow Jones Wilshire Mid Cap Value Index," "Dow Jones Wilshire Small Cap Index," "Dow Jones Wilshire Small Cap Growth Index," "Dow Jones Wilshire Small Cap Value Index," "Dow Jones Wilshire Global Titans 50 Index," "Dow Jones Wilshire REIT Index," and "Dow Jones Wilshire 5000 Composite Index" (collectively, the "Dow Jones Indexes") are each service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. Neither Dow Jones nor Wilshire has any relationship to the Fund, other than the licensing of the Dow Jones Indexes and its service marks for use in connection with the Fund.

Dow Jones and Wilshire do not:

      -     Sponsor, endorse, sell or promote the Fund.

      - Recommend that any person invest in the Fund or any other securities.

      - Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund.

      - Have any responsibility or liability for the administration, management or marketing of the Fund.

      - Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Dow Jones Wilshire Indexes or have any obligation to do so.

      NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUND. SPECIFICALLY,

      - NEITHER DOW JONES NOR WILSHIRE MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES AND WILSHIRE DISCLAIM ANY WARRANTY ABOUT:

            - THE RESULTS TO BE OBTAINED BY THE FUND, THE SHAREHOLDERS OF THE FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DOW JONES WILSHIRE INDEXES AND THE DATA INCLUDED IN THE DOW JONES WILSHIRE INDEXES;

            - THE ACCURACY OR COMPLETENESS OF THE DOW JONES WILSHIRE INDEXES AND ANY RELATED DATA;

            - THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DOW JONES WILSHIRE INDEXES AND/OR ITS RELATED DATA;

      - NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DOW JONES WILSHIRE INDEXES OR RELATED DATA;

      - UNDER NO CIRCUMSTANCES WILL DOW JONES OR WILSHIRE BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES OR WILSHIRE KNOWS THAT THEY MIGHT OCCUR.

      THE LICENSING AGREEMENT AMONG THE ADVISER, DOW JONES AND WILSHIRE IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE SHAREHOLDERS OF THE FUND OR ANY OTHER THIRD PARTIES.

KBW Indexes: The KBW Bank Index(sm), the KBW Capital Markets Index(sm) and the KBW Insurance Index(sm) (collectively, the "KBW Indexes"), "KBW" and "Keefe, Bruyette & Woods" are service marks of Keefe, Bruyette & Woods, Inc. (KBW). KBW has no relationship to the Funds, other than the licensing of the KBW Indexes and its service marks for use in connection with the Funds. KBW makes no express or implied warranties with respect to the KBW Indexes and shall have no liability for any damages, claims, losses or expenses caused by errors in the KBW Indexes calculation. KBW makes no representation regarding the advisability of investing in the Funds or the Shares.

The Funds and the Shares are not sponsored, endorsed, sold or promoted by KBW. KBW makes no representation or warranty, express or implied, to the owners of the Shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the KBW Indexes to track general stock market performance. KBW's only relationship to the Trust is the licensing of certain service marks and trade names of KBW and of the KBW Indexes which are determined, composed and calculated by KBW without regard to the Funds or the shareholders. KBW has no obligation to take the needs of the Funds or their shareholders into consideration in determining, composing or calculating the KBW Indexes. KBW is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Shares. KBW has no obligation or liability in connection with the administration, marketing or trading of the Funds.

KBW DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE KBW INDEXES AND/OR ANY DATA INCLUDED THEREIN. KBW MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, THE ADVISER, THE FUNDS, THEIR SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE KBW INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE LICENSED RIGHTS OR FOR ANY OTHER USE. KBW MAKES NO EXPRESS OR IMPLIED WARRANTIES WITH RESPECT TO THE KBW INDEXES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE KBW INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL KBW HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Morgan Stanley Technology Index. The streetTRACKS(R) Morgan Stanley Technology Index Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley & Co. Incorporated or any of its affiliates (collectively "MSC"). Neither MSC nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the Morgan Stanley Technology Index to track general stock market performance. MSC is the licensor of certain trademarks, service marks and trade names of MSC and the Morgan Stanley Technology Index which are determined, composed and calculated by the Exchange without regard to the issuer of this Fund or the owners of this Fund. Neither the Exchange nor MSC has any obligation to take the needs of the issuer of the Fund or the owners of this Fund into consideration in determining, composing or calculating the Morgan Stanley Technology Index. MSC is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in determination or calculation of the equation by which the Fund is redeemable for cash. Neither MSC nor any other party has any obligation or liability to owners of the Fund in connection with the administration, marketing or trading of the Fund.

Although the Exchange and MSC shall obtain information for inclusion in or for use in the calculation of the Index from sources which they consider reliable, neither the Exchange, MSC nor any other party guarantees the accuracy and/or the completeness of the Index or any data included therein. Neither the Exchange, MSC nor any other party makes any warranty, express or implied, as to results to be obtained by the Adviser, the Adviser's customers and counterparties, owners of the Fund, or any other person or entity from the use of the Index or any data included therein in connection with the rights licensed hereunder or for any other use. Neither MSC nor any other party makes any express or implied warranties, and MSC hereby expressly disclaims all warranties or merchantability or fitness for a particular purpose with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall MSC or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Indexes: The "S&P(R) 500 O-Strip Index," "S&P(R) Composite 1500 Index" and the "S&P Dividend Aristocrats Index" (together, the "S&P Indexes"), "S&P(R)", "S&P 1500"(R), "Standard & Poor's 1500"(R), are trademarks of The McGraw-Hill Companies, Inc. SSgA Fund Management Inc., and the Trust are permitted to use these trademarks pursuant to a License Agreement with Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

The Funds are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation or warranty, express or implied, to the Trust, the Adviser, the Distributor, or Beneficial Owners of the Fund's shares regarding the advisability of investing in index securities or exchange-traded funds generally or in the Fund particularly or the ability of the S&P Indexes to track stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P Indexes which is determined, comprised and calculated by S&P without regard to the Fund or its shareholders. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, comprising or calculating the S&P Indexes. S&P is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund's shares. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

STANDARD & POOR'S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE USE LICENSED UNDER THE LICENSE AGREEMENT, OR FOR ANY OTHER USE. STANDARD & POOR'S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL SUCH WARRANTIES, INCLUDING WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                        DETERMINATION OF NET ASSET VALUE

      Net asset value per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by its total number of Shares outstanding. Expenses and fees, including the management and distribution fees, if any, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Funds' custodian and determined each business day, normally at the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m., New York time).

      The value of each Fund's portfolio securities is based on the securities' last sale price when available or, in the case of securities traded primarily on NASDAQ, the NASDAQ Official Closing Price. If no last sale price is available, the securities will be valued at the previous day last sale price. If a security's market price is not readily available, the security is valued at its fair value, as determined under procedures established by the Trust's Board of Trustees. The procedures require the Funds' Pricing and Investment Committee ("PVC") to determine a security's fair value if a market price is not readily available. In determining such value the PVC will consider, among other things,
(i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from the Funds' index providers). In these cases, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

                          BUYING AND SELLING THE FUNDS

      The Shares are listed for secondary trading on the Exchange. If you buy or sell Shares in the secondary market, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares will trade on the Exchange at prices that may differ to varying degrees from the daily net asset value of the Shares. Given, however, that Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained for very long.

                   PURCHASE AND REDEMPTION OF CREATION UNITS

      The Funds issue Shares and redeem Shares only in Creation Units (50,000 Shares per Creation Unit) at their respective net asset values on a continuous basis only on a day the NYSE is open for business. Set forth below is a brief description of the procedures applicable to creation and redemption of Creation Units. For more detailed information, see "CREATION AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

      Each Fund imposes no restrictions on the frequency of purchases and redemptions. The Board of Trustees evaluated the risks of market timing activities by the Trust's shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its shares at net asset value per share for a basket of securities intended to mirror the Funds' portfolio, plus a small amount of cash, and the Funds' shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by the Funds' shareholders or (b) any attempts to market time the Funds by shareholders would result in negative impact to the Funds or their shareholders.

      Creation. In order to create (i.e., purchase) Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Fund's Index (the "Deposit Securities") and make a small cash payment referred to as the "Cash Component." The list of the names and the number of shares of the Deposit Securities is made available by the Custodian through the facilities of the NSCC immediately prior to the opening of business on the Exchange. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities and, where applicable, for the SPDR(R) Dividend ETF, will include the Dividend Equivalent Payment. The Dividend Equivalent Payment is an amount intended to enable a Fund to make a distribution of dividends on the next dividend payment date as if all the portfolio securities of the Fund had been held for the entire dividend period. See the Statement of Additional Information for a description as to the manner in which the Dividend Equivalent Payment is calculated.

      Orders must be placed in proper form by or through either (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC (the "Clearing Process"); or (ii) a DTC Participant, that, in either case, has entered into an agreement with the Trust, the Distributor and the Transfer Agent, with respect to creations and redemptions of Creation Units ("Participant Agreement"). Investors should contact the Distributor for the names of Participating Parties and/or DTC Participants that have signed a Participant Agreement. All standard orders must be placed for one or more whole Creation Units of Shares of the Fund and must be received by the Distributor in proper form no later than the Closing Time in order to receive that day's closing net asset value per Share. All custom orders must be placed for one or more Creation Units and must be received by the Distributor in proper form no later than one hour prior to Closing Time in order to receive that day's closing net asset value per Share.(1)

      Orders may be effected through the Clearing Process or outside the Clearing Process. A standard order to create Creation Units through the Clearing Process (through a Participating Party), or outside the Clearing Process (through a DTC Participant), is considered received by the Distributor on the date transmitted if the order is received by the Distributor no later than the Closing Time on such date and all other procedures set forth in the Participant Agreement are followed. A custom order to create Creation Units through the Clearing Process (through a Participating Party), or outside the Clearing Process (through a DTC participant), is considered received by the Distributor on the date transmitted if the order is received by the Distributor no later than one hour prior to Closing Time on such date and all other procedures set forth in the Participant Agreement are followed. However, in the case of orders effected outside the Clearing Process, if the Custodian does not receive the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., New York time, respectively, on the next business day immediately following the transmittal date, the order will be canceled. Any order may be rejected under certain limited circumstances which are specified in the Statement of Additional Information.

      A fixed transaction fee, in the amount described below, is applicable to each creation transaction regardless of the number of Creation Units created in the transaction. An additional charge of up to three (3) times the fixed transaction fee may be imposed with respect to transactions effected outside the Clearing Process (through a DTC Participant) and in the limited circumstances specified in the Statement of Additional Information in which any cash can be used in lieu of Deposit Securities to create Creation Units.

                                                                     OUTSIDE THE
                                          TRANSACTION                 CLEARING
FUND                                          FEE                      PROCESS
----                                      -----------                -----------
DJ Wilshire Total Market ETF               $ 4,500                  Up to $18,000

DJ Wilshire Large Cap ETF                  $ ___00                    Up to $__00

DJ Large Cap Growth ETF                    $ 1,000                   Up to $4,000

DJ Large Cap Value ETF                     $ 1,000                   Up to $4,000

DJ Wilshire Mid Cap ETF                    $ ___00                    Up to $__00

DJ Wilshire Mid Cap Growth ETF             $ ___00                    Up to $__00

DJ Wilshire Mid Cap Value ETF              $ ___00                    Up to $__00

----------
(1) A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting.

DJ Wilshire Small Cap ETF             $ ___00                    Up to $__00

DJ Small Cap Growth ETF               $ 1,500                   Up to $6,000

DJ Small Cap Value ETF                $ 1,500                   Up to $6,000

DJ Global Titans ETF                  $ 1,000                   Up to $4,000

DJ Wilshire REIT ETF                  $ 1,000                   Up to $4,000

KBW Bank ETF                          $ ___00                    Up to $__00

KBW Capital Markets ETF               $ ___00                    Up to $__00

KBW Insurance ETF                     $ ___00                    Up to $__00

Morgan Stanley Technology ETF         $   500                   Up to $2,000

SPDR Dividend ETF                     $ ___00                    Up to $__00

SPDR O-Strip ETF                      $ 1,000                   Up to $4,000

      Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. Any such transaction effected must be effected outside the Clearing Process. See "CREATION AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

      Legal Restrictions on Transactions in Certain Stocks (Purchase). An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the creation of a Creation Unit may, at the Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the creation of a Creation Unit.

      Redemption. The Custodian makes available immediately prior to the opening of business on the Exchange, through the facilities of the NSCC, the list of the names and the number of Shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units. Unless cash redemptions are available or specified for a particular Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed as next determined after receipt by the Transfer Agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"). Should the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment to the Trust equal to the differential will be required to be arranged for by or on behalf of the redeeming shareholder by the Participating Party or DTC Participant, as the case may be. For more detail, see "CREATION AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

      Orders to redeem Creation Units of a Fund may only be effected by or through a Participating Party (with respect to redemptions through the Clearing Process) or a DTC Participant (with respect to redemptions outside the Clearing Process). An order to redeem through the Clearing Process is deemed received on the date of transmittal if such order is received by the Transfer Agent prior to the Closing Time, or one hour prior to Closing Time in the case of custom orders, on the date of transmittal and all other procedures set forth in the Participant Agreement are properly followed. An order to redeem outside the Clearing Process is considered received by the Transfer Agent on the date of transmittal if: (i) such order is received by the Transfer Agent no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. New York time), or one hour prior to Closing Time in the case of custom orders, on the transmittal date; (ii) such order is accompanied or preceded by the requisite number of Shares and the cash redemption amount (if applicable) specified in the order, which delivery must be made through DTC to the Custodian no later than 11 :00 a.m. and 2:00 p.m., New York time, respectively, on the next business day after the transmittal date; and (iii) all other procedures set forth in the Participant Agreement are followed.

      A fixed transaction fee, described below, is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to three (3) times the fixed transaction fee may be charged with respect to transactions effected outside the Clearing Process and in the limited circumstances specified in the Statement of Additional Information in which any cash may be used in lieu of securities to redeem Creation Units.

                                                                        OUTSIDE THE
                                             TRANSACTION                 CLEARING
FUND                                             FEE                      PROCESS
----                                         -----------              --------------
DJ Wilshire Total Market ETF                   $4,500                  Up to $18,000

DJ Wilshire Large Cap ETF                      $___00                   Up to $__00

DJ Large Cap Growth ETF                        $1,000                  Up to $4,000

DJ Large Cap Value ETF                         $1,000                  Up to $4,000

DJ Wilshire Mid Cap ETF                        $___00                   Up to $__00

DJ Wilshire Mid Cap Growth ETF                 $___00                   Up to $__00

DJ Wilshire Mid Cap Value ETF                  $___00                   Up to $__00

DJ Wilshire Small Cap ETF                      $___00                   Up to $__00

DJ Small Cap Growth ETF                        $1,500                  Up to $6,000

DJ Small Cap Value ETF                         $1,500                  Up to $6,000

DJ Global Titans ETF                           $1,000                  Up to $4,000

DJ Wilshire REIT ETF                           $1,000                  Up to $4,000

KBW Bank ETF                                   $___00                   Up to $__00

KBW Capital Markets ETF                        $___00                   Up to $__00

KBW Insurance ETF                              $___00                   Up to $__00

Morgan Stanley Technology ETF                  $  500                   Up to $2,000

SPDR Dividend ETF                              $___00                   Up to $__00

SPDR O-Strip ETF                               $1,000                  Up to $4,000

DJ Wilshire Total Market ETF                   $4,500                 Up to $18,000

      Legal Restrictions on Transactions in Certain Stocks (Redemption). An investor subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash at the Fund's discretion.

                                  DISTRIBUTIONS

      Dividends and Capital Gains. As a Fund shareholder, you are entitled to your share of the Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."

      Each Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as

"capital gain distributions."

      Income dividend distributions, if any, are distributed to shareholders quarterly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code.

      For the SPDR Dividend ETF: The Fund intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities as if the Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution which represents a return of capital.

      Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which you purchased Shares makes such option available.

                               PORTFOLIO HOLDINGS

      A description of the Trust's policies and procedures with respect to the disclosure of each of the Fund's portfolio securities is available in the Statement of Additional Information.

                                   TAX MATTERS

      As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Funds.

      Unless your investment in the Funds is through a tax-exempt entity or tax deferred retirement account, such as a 401 (k) plan, you need to be aware of the possible tax consequences when:

      -     Each Fund makes distributions,

      -     You sell Shares listed on the Exchange, and

      -     You create or redeem Creation Units

      Taxes on Distributions. Each Fund will distribute any net investment income quarterly, and any net realized long-term or short-term capital gains annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares. Under the provisions of the JGTRRA Tax Act of 2003, some ordinary dividends paid to individual shareholders may qualify for taxation at a lower tax rate.

      Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

      If you are not a citizen or permanent resident of the United States, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Under recently enacted legislation, the Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Fund may also, under certain circumstances, designate all or a portion of a dividend as a "short-term capital gain dividend" which if received by a nonresident alien or foreign entity generally would be exempt from the

30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. In addition, distributions of the Fund attributable to gains from sales or exchanges of "U.S. real property interests," as defined in the Code and Treasury Regulations (including gains on the sale or exchange of shares in certain U.S. real property holding corporations, which may include certain REITs, and certain REIT capital gain dividends) will generally cause the foreign stockholder to be treated as recognizing such gain as income effectively connected to a trade or business within the United States, generally subject to tax at the same rates applicable to U.S. stockholders. Also, such gain may be subject to a 30% branch profits tax in the hands of a foreign stockholder that is a corporation. Such distributions may be subject to U.S. withholding tax and may give rise to an obligation on the part of the foreign stockholder to file a U.S. federal income tax return. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences relating to the proposed legislation.

      Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

      By law, your Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate for individuals is currently 28%.

      Taxes on Exchange-Listed Share Sales. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

      Taxes on Creations and Redemptions of Creation Units. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

      Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

      If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

      The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

                               GENERAL INFORMATION

      The Trust was organized as a Massachusetts business trust on June 12, 1998. If shareholders are required to vote on any matters, you are entitled to one vote for each Share you own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the Statement of Additional Information for more information concerning the Trust's form of organization.

      For purposes of the 1940 Act, Shares of the Funds are issued by the Funds and the acquisition of Shares by investment companies is subject to the restrictions of section 12(d)(1) of the 1940 Act. The Trust has requested exemptive relief from Section 12(d)(1). If the relief is granted, registered investment companies will be permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions which will be set forth in an Securities and Exchange Commission ("SEC") exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

      From time to time, a Fund may advertise yield and total return figures. Yield is an historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of the Fund. For a more detailed description of how the Fund computes its performance figures and how these numbers may be used in advertisements, please consult the Statement of Additional Information.

      Clifford Chance US LLP serves as counsel to the Trust, including the Funds. [_______] serves as the independent registered public accounting firm and will audit the Fund's financial statements annually.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance. Certain information reflects the performance results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [_______], the Trust's independent registered public accounting firm, whose report, along with each Fund's financial highlights and financial statements, is included in the 2005 Annual Report to shareholders of each of the Funds, which is available upon request. Selected data for a streetTRACKS share outstanding throughout each period.


[FINANCIAL HIGHLIGHTS TO BE UPDATED]

                   ADDITIONAL INFORMATION CONCERNING THE FUNDS

      The following charts are provided to: (i) show the frequency at which the closing price on the Exchange (last trade) for each of the Funds was at a discount or premium to the daily net asset value (NAV); and (ii) compare each Fund's total return at NAV with the total return based on market price and its benchmark index.

      The discount or premium is the percentage difference between the NAV and the closing price of a Fund. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. Because a Fund's last trade may occur on a different date or at some time prior to 4:00 p.m. New York time (when the Funds normally calculate their NAV), a Fund's closing price may differ from the NAV of the Fund.

                        streetTRACKS(R) TOTAL MARKET ETF
                      (FORMERLY, FORTUNE 500(R) INDEX FUND)

                                                          FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                                           CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2005
                                                         --------------------------------------------------
                                                          CLOSING PRICE ABOVE NAV   CLOSING PRICE BELOW NAV
                                                         -------------------------  -----------------------
                                                         50 -- 99  100-199   >200    50-99  100-199   >200
                                                           BASIS    BASIS    BASIS   BASIS   BASIS    BASIS
                                                          POINTS   POINTS   POINTS  POINTS  POINTS   POINTS
                                                         --------  -------  ------  ------  -------  ------
                        2005
Quarter Ending: 09/30/05...............................
Quarter Ending: 06/30/05...............................
Quarter Ending: 03/31/05...............................      1        0        0       0       0       0
                        2004
Quarter Ending: 12/30/04...............................
Quarter Ending: 12/31/04...............................      0        0        0       1       0       0
Quarter Ending: 09/30/04...............................      0        0        0       0       0       0
Quarter Ending: 06/30/04...............................      0        0        0       0       0       0
Quarter Ending: 03/31/04...............................      1        0        0       1       0       0
                        2003
Quarter Ending: 12/31/03...............................      0        0        0       0       0       0
Quarter Ending: 09/30/03...............................      0        0        0       0       0       0
Quarter Ending: 06/30/03...............................      0        0        0       3       0       0
Quarter Ending: 03/31/03...............................      1        0        0       1       0       0

                               Cumulative Total Return                    Average Annual Total Return
              ------------------------------------------------------  ----------------------------------
                                 Dow Jones                                    Dow Jones
                                 Wilshire                                     Wilshire
                                   5000     FORTUNE            Net              5000     FORTUNE
              Net Asset  Market  Composite  500(R)   S&P 500  Asset   Market  Composite  500(R)  S&P 500
                Value     Value    Index     Index    Index   Value    Value    Index     Index   Index
              ---------  ------  ---------  -------  -------  ------  ------  ---------  ------  -------
One Year
Ended
12/31/04       10.01%    10.56%   12.61%    10.30%    10.88%   10.01% 10.56%    12.61%   10.30%   10.88%
Since
Inception(1)   -3.80%    -3.75%   -5.19%    -2.90%    -6.54%   -0.91% -0.90%    -1.25%   -0.69%   -1.59%

------------
(1) Total returns are calculated based on the commencement of trading on the AMEX, October 10, 2000.

                     streetTRACKS(R) DJ LARGE CAP GROWTH ETF

                                                        FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                                         CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2005
                                                        ------------------------------------------------
                                                        CLOSING PRICE ABOVE NAV  CLOSING PRICE BELOW NAV
                                                        -----------------------  -----------------------
                                                         50-99  100-199   >200    50-99  100-199   >200
                                                         BASIS   BASIS    BASIS   BASIS   BASIS    BASIS
                                                        POINTS  POINTS   POINTS  POINTS  POINTS   POINTS
                                                        ------  -------  ------  ------  -------  ------
                     2005
Quarter Ending: 09/30/05..............................
Quarter Ending: 06/30/05..............................
Quarter Ending: 03/31/05..............................     1       0        0       0       0       0
                     2004
Quarter Ending: 12/30/04..............................
Quarter Ending: 09/30/04..............................     1       0        0       3       0       0
Quarter Ending: 06/30/04..............................     3       0        0       0       0       0
Quarter Ending: 03/31/04..............................     4       2        0       0       0       0
                     2003
Quarter Ending: 12/31/03..............................     6       0        0       5       0       0
Quarter Ending: 09/30/03..............................     5       2        0       4       2       0
Quarter Ending: 06/30/03..............................     4       2        0       5       0       0
Quarter Ending: 03/31/03..............................     6       3        0       6       3       0

                                      CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN
                             -----------------------------------------  -----------------------------------------
                                                 DOW JONES                                  DOW JONES
                                                 U.S. LARGE  DOW JONES                      U.S. LARGE  DOW JONES
                             NET ASSET   MARKET  CAP GROWTH  LARGE CAP  NET ASSET  MARKET   CAP GROWTH  LARGE CAP
                               VALUE      VALUE    INDEX      INDEX      VALUE      VALUE      INDEX      INDEX
                             ---------  -------  ----------  ---------  ---------  -------  ----------  ---------
One Year ended 12/31/04....     [  ]%     [  ]%      [  ]%      [  ]%      [  ]%     [  ]%     [  ]%      [  ]%
Since Inception(1).........   -50.47%   -51.21%    -50.16%    -27.14%    -19.42%   -19.79%   -19.26%     -9.27%

------------
(1) Total returns are calculated based on the commencement of trading on the AMEX, September 29, 2000.

                     streetTRACKS(R) DJ LARGE CAP VALUE ETF

                                                            FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                                             CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2005
                                                          -----------------------------------------------------
                                                           CLOSING PRICE ABOVE NAV     CLOSING PRICE BELOW NAV
                                                          -------------------------   -------------------------
                                                           50-99   100-199    >200     50-99   100-199    >200
                                                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                                                          POINTS   POINTS    POINTS   POINTS   POINTS    POINTS
                                                          ------   -------   ------   ------   -------   ------
                     2005
Quarter Ending: 09/30/05...............................
Quarter Ending: 06/30/05...............................
Quarter Ending: 03/31/05...............................      1        0         0        0        0         0
                     2004
Quarter Ending: 12/30/04...............................
Quarter Ending: 09/30/04...............................      2        0         0        4        0         0
Quarter Ending: 06/30/04...............................      4        1         0        2        0         0
Quarter Ending: 03/31/04...............................      0        0         0        0        0         0
                     2003
Quarter Ending: 12/31/03...............................      1        0         0        3        0         0
Quarter Ending: 09/30/03...............................      4        0         0        1        1         0
Quarter Ending: 06/30/03...............................      4        2         0        3        2         0
Quarter Ending: 03/31/03...............................      8        2         1        6        2         0

                                                     CUMULATIVE TOTAL RETURN                     AVERAGE ANNUAL TOTAL RETURN
                                          -------------------------------------------   -------------------------------------------
                                                                DOW JONES                                     DOW JONES
                                                               U.S. LARGE   DOW JONES                        U.S. LARGE   DOW JONES
                                          NET ASSET   MARKET    CAP VALUE   LARGE CAP   NET ASSET   MARKET    CAP VALUE   LARGE CAP
                                            VALUE      VALUE      INDEX       INDEX       VALUE      VALUE      INDEX       INDEX
                                          ---------   ------   ----------   ---------   ---------   ------   ----------   ---------
One Year ended 12/31/04................     [  ]%     [  ]%       [  ]%        [  ]%      [  ]%      [  ]%      [  ]%       [  ]%
Since Inception(1).....................     0.86%     0.66%       1.60%      -27.14%      0.26%      0.20%      0.49%      -9.27%

------------
(1) Total returns are calculated based on the commencement of trading on the AMEX, September 29, 2000.

                     streetTRACKS(R) DJ SMALL CAP GROWTH ETF

                                                           FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                                            CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2005
                                                         -----------------------------------------------------
                                                          CLOSING PRICE ABOVE NAV     CLOSING PRICE BELOW NAV
                                                         -------------------------   -------------------------
                                                          50-99   100-199    >200     50-99   100-199    >200
                                                          BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                                                         POINTS   POINTS    POINTS   POINTS   POINTS    POINTS
                                                         ------   -------   ------   ------   -------   ------
                       2005
Quarter Ending: 09/30/05..............................
Quarter Ending: 06/30/05..............................
Quarter Ending: 03/31/05..............................      1        0         0        0        0         0
                       2004
Quarter Ending: 12/30/04..............................
Quarter Ending: 09/30/04..............................      2        0         0        5        1         0
Quarter Ending: 06/30/04..............................      3        0         0        3        0         0
Quarter Ending: 03/31/04..............................      0        0         0        1        0         0
                       2003
Quarter Ending: 12/31/03..............................      2        0         0        4        0         0
Quarter Ending: 09/30/03..............................      3        0         0        2        0         0
Quarter Ending: 06/30/03..............................      2        1         0        1        1         0
Quarter Ending: 03/31/03..............................      7        3         0        4        4         0

                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN
                            -----------------------------------------  -----------------------------------------
                                                 DOW JONES                                 DOW JONES
                                                U.S. SMALL  DOW JONES                      U.S. SMALL  DOW JONES
                            NET ASSET   MARKET  CAP GROWTH  SMALL CAP  NET ASSET  MARKET   CAP GROWTH  SMALL CAP
                              VALUE      VALUE     INDEX      INDEX      VALUE     VALUE     INDEX      INDEX
                            ---------  -------  ----------  ---------  ---------  -------  ----------  ---------
One Year ended 12/31/04...    [   ]%    [   ]%    [   ]%     [   ]%      [   ]%    [   ]%    [   ]%     [   ]%
Since Inception(1)........   -33.87%   -33.89%   -33.35%     16.72%     -11.93%   -11.94%    11.72%      4.87%

------------
(1) Total returns are calculated based on the commencement of trading on the AMEX, September 29, 2000.

                     streetTRACKS(R) DJ SMALL CAP VALUE ETF

                                                           FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                                            CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2005
                                                         -----------------------------------------------------
                                                          CLOSING PRICE ABOVE NAV     CLOSING PRICE BELOW NAV
                                                         -------------------------   -------------------------
                                                          50-99   100-199    >200     50-99   100-199    >200
                                                          BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                                                         POINTS   POINTS    POINTS   POINTS   POINTS    POINTS
                                                         ------   -------   ------   ------   -------   ------\
                     2005
Quarter Ending: 09/30/05..............................
Quarter Ending: 06/30/05..............................
Quarter Ending: 03/31/05..............................      1        0         0        0        0         0
                     2004
Quarter Ending: 12/30/04..............................
Quarter Ending: 09/30/04..............................      1        2         0        6        1         0
Quarter Ending: 06/30/04..............................      2        1         0        6        2         0
Quarter Ending: 03/31/04..............................      3        0         0        5        0         0
                     2003
Quarter Ending: 12/31/03..............................      1        2         0        9        0         0
Quarter Ending: 09/30/03..............................      2        0         0        6        2         0
Quarter Ending: 06/30/03..............................      3        0         0        0        1         0
Quarter Ending: 03/31/03..............................      2        2         0        6        1         0

                                                    CUMULATIVE TOTAL RETURN                     AVERAGE ANNUAL TOTAL RETURN
                                          -------------------------------------------   -------------------------------------------
                                                                DOW JONES                                     DOW JONES
                                                               U.S. SMALL   DOW JONES                        U.S. SMALL   DOW JONES
                                          NET ASSET   MARKET   CAP VALUE    SMALL CAP   NET ASSET   MARKET    CAP VALUE   SMALL CAP
                                            VALUE      VALUE     INDEX        INDEX       VALUE      VALUE      INDEX       INDEX
                                          ---------   ------   ----------   ---------   ---------   ------   ----------   ---------
One Year ended 12/31/04................    [   ]%     [   ]%     [   ]%       [   ]%     [   ]%     [   ]%     [   ]%      [   ]%
Since Inception(1).....................    77.30%     76.15%     80.00%       16.72%     19.24%     19.00%     19.79%       4.87%

------------
(1) Total returns are calculated based on the commencement of trading on the AMEX, September 29, 2000.

                      streetTRACKS(R) DJ GLOBAL TITANS ETF

                                                            FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                                             CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2005
                                                          -----------------------------------------------------
                                                           CLOSING PRICE ABOVE NAV     CLOSING PRICE BELOW NAV
                                                          -------------------------   -------------------------
                                                           50-99   100-199    >200     50-99   100-199    >200
                                                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                                                          POINTS   POINTS    POINTS   POINTS   POINTS    POINTS
                                                          ------   -------   ------   ------   -------   ------
                     2005
Quarter Ending: 09/30/05...............................
Quarter Ending: 06/30/05...............................
Quarter Ending: 03/31/05...............................      1        0         0        0        0        0
                     2004
Quarter Ending: 12/30/04...............................
Quarter Ending: 09/30/04...............................      4        0         0        2        0        0
Quarter Ending: 06/30/04...............................      4        1         0        1        0        0
Quarter Ending: 03/31/04...............................      2        0         0        0        0        0
                     2003
Quarter Ending: 12/31/03...............................      4        0         0        8        0        0
Quarter Ending: 09/30/03...............................      1        1         1        3        2        1
Quarter Ending: 06/30/03...............................      3        2         0        1        2        0
Quarter Ending: 03/31/03...............................     12        2         1        9        1        0

                                          CUMULATIVE TOTAL RETURN                         AVERAGE ANNUAL TOTAL RETURN
                              -----------------------------------------------   ----------------------------------------------
                                                      DOW JONES                                        DOW JONES
                                                    GLOBAL TITANS   DOW JONES                        GLOBAL TITANS   DOW JONES
                              NET ASSET   MARKET     U.S. CLOSE     LARGE CAP   NET ASSET   MARKET    U.S. CLOSE     LARGE CAP
                                VALUE      VALUE        INDEX         INDEX       VALUE      VALUE      INDEX          INDEX
                              ---------   -------   -------------   ---------   ---------   ------   -------------   ---------
One Year ended 12/31/04....     [   ]%     [   ]%       [   ]%        [   ]%      [   ]%    [   ]%      [   ]%        [   ]%
Since Inception(1).........    -23.58%    -24.15%      -22.22%       -27.14%     - 7.93%    -8.14%      -7.44%        -9.27%

------------
(1) Total returns are calculated based on the commencement of trading on the AMEX, September 29, 2000.

                      streetTRACKS(R) DJ WILSHIRE REIT ETF

                                                            FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                                             CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2005
                                                          -----------------------------------------------------
                                                           CLOSING PRICE ABOVE NAV     CLOSING PRICE BELOW NAV
                                                          -------------------------   -------------------------
                                                           50-99   100-199    >200     50-99   100-199    >200
                                                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                                                          POINTS   POINTS    POINTS   POINTS   POINTS    POINTS
                                                          ------   -------   ------   ------   -------   ------
                      2005
Quarter Ending: 09/30/05...............................
Quarter Ending: 06/30/05...............................
Quarter Ending: 03/31/05...............................      1        0         0        0        0         0
                      2004
Quarter Ending: 12/30/04...............................
Quarter Ending: 09/30/04...............................      3        0         0        1        0         0
Quarter Ending: 06/30/04...............................      1        1         0        2        0         0
Quarter Ending: 03/31/04...............................      0        0         0        2        0         0
                      2003
Quarter Ending: 12/31/03...............................      0        0         0        0        0         0
Quarter Ending: 09/30/03...............................      0        0         0        1        0         0
Quarter Ending: 06/30/03...............................      0        0         0        1        0         0
Quarter Ending: 03/31/03...............................      4        0         0        1        0         0

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN
                                        -------------------------------------------   -------------------------------------------
                                                              DOW JONES   DOW JONES                         DOW JONES   DOW JONES
                                        NET ASSET   MARKET    WILSHIRE    SMALL CAP   NET ASSET   MARKET    WILSHIRE    SMALL CAP
                                          VALUE      VALUE   REIT INDEX     INDEX       VALUE      VALUE   REIT INDEX     INDEX
                                        ---------   ------   ----------   ---------   ---------   ------   ----------   ---------
One Year ended 12/31/04..............    [   ]%     [   ]%     [   ]%      [   ]%      [   ]%     [   ]%     [   ]%      [   ]%
Since Inception(1)...................    55.09%     55.44%     56.74%      26.43%      17.79%     17.90%     18.26%       9.15%

------------
(1) Total returns are calculated based on the commencement of trading on the AMEX, April 27, 2001.

                  streetTRACKS(R) MORGAN STANLEY TECHNOLOGY ETF

                                                            FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                                             CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2005
                                                          -----------------------------------------------------
                                                           CLOSING PRICE ABOVE NAV     CLOSING PRICE BELOW NAV
                                                          -------------------------   -------------------------
                                                           50-99   100-199    >200     50-99   100-199    >200
                                                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                                                          POINTS   POINTS    POINTS   POINTS   POINTS    POINTS
                                                          ------   -------   ------   ------   -------   ------
                       2005
Quarter Ending: 09/30/05...............................
Quarter Ending: 06/30/05...............................
Quarter Ending: 03/31/05...............................      1        0        0         0        0        0
                       2004
Quarter Ending: 12/30/04...............................
Quarter Ending: 09/30/04...............................      3        2        0        10        4        0
Quarter Ending: 06/30/04...............................      7        1        0         6        0        1
Quarter Ending: 03/31/04...............................      4        1        0         3        1        0
                       2003
Quarter Ending: 12/31/03...............................      3        0        1         8        2        0
Quarter Ending: 09/30/03...............................      3        3        0         7        4        0
Quarter Ending: 06/30/03...............................      1        3        1         6        1        1
Quarter Ending: 03/31/03...............................      6        4        0         6        6        0

                                          CUMULATIVE TOTAL RETURN                       AVERAGE ANNUAL TOTAL RETURN
                              ---------------------------------------------   --------------------------------------------
                                                       MORGAN                                         MORGAN
                                                       STANLEY    DOW JONES                           STANLEY    DOW JONES
                              NET ASSET    MARKET    TECHNOLOGY   LARGE CAP   NET ASSET   MARKET    TECHNOLOGY   LARGE CAP
                                VALUE       VALUE       INDEX       INDEX       VALUE      VALUE       INDEX       INDEX
                              ---------   --------   ----------   ---------   ---------   -------   ----------   --------
One Year ended 12/31/04....     [   ]%      [   ]%     [   ]%       [   ]%      [   ]%     [   ]%     [   ]%       [   ]%
Since Inception(1).........    -50.06%     -50.08%    -49.54%      -27.14%     -19.21%    -19.22%    -18.95%       -9.27%

------------
(1) Total returns are calculated based on the commencement of trading on the AMEX, September 29, 2000.

                               SPDR(R) O-STRIP ETF

                                                             FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                                              CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2005
                                                          -----------------------------------------------------
                                                           CLOSING PRICE ABOVE NAV     CLOSING PRICE BELOW NAV
                                                          -------------------------   -------------------------
                                                           50-99   100-199    >200     50-99   100-199    >200
                                                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                                                          POINTS   POINTS    POINTS   POINTS   POINTS    POINTS
                                                          ------   -------   ------   ------   -------   ------
                       2005
Quarter Ending: 09/30/05...............................
Quarter Ending: 06/30/05...............................
Quarter Ending: 03/31/05...............................
                       2004
Quarter Ending: 12/30/04...............................
Quarter Ending: 09/30/04...............................

                                        CUMULATIVE TOTAL RETURN                     AVERAGE ANNUAL TOTAL RETURN
                              -------------------------------------------   -------------------------------------------
                                                     MORGAN                                        MORGAN
                                                     STANLEY    DOW JONES                          STANLEY    DOW JONES
                              NET ASSET   MARKET   TECHNOLOGY   LARGE CAP   NET ASSET   MARKET   TECHNOLOGY   LARGE CAP
                                VALUE      VALUE      INDEX       INDEX       VALUE     VALUE      INDEX        INDEX
                              ---------   ------   ----------   ---------   ---------   ------   ----------   --------
One Year ended 12/31/04....     [   ]%    [   ]%     [   ]%       [   ]%     [   ]%     [   ]%     [   ]%       [   ]%
Since Inception(1).........     [   ]%    [   ]%     [   ]%       [   ]%     [   ]%     [   ]%     [   ]%       [   ]%

------------
(1) Total returns are calculated based on the commencement of trading on the AMEX, August [30], 2004.

                       WHERE TO LEARN MORE ABOUT THE FUNDS

      This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Funds' Shares. A Statement of Additional Information (dated ______, 2005) and the annual and semi-annual reports to shareholders, each of which will be filed with the SEC, provide more information about the Funds. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the Fund's last fiscal year. The Statement of Additional information and the financial statements included in the Trust's most recent annual reports to shareholders are incorporated herein by reference (i.e., is legally part of this Prospectus). These materials may be obtained without charge by writing to the Distributor, State Street Global Markets, LLC, State Street Financial Center, One Lincoln Center, Boston, Massachusetts 02111, or by calling the following number:

                      Investor Information: 1-866-S-TRACKS

      The Registration Statement, including this Prospectus, the Statement of Additional Information, and the exhibits as well as the reports may be reviewed and copied at the SECs Public Reference Room (450 Fifth Street, N.W., Washington D.C. 20549) or on the EDGAR Database on the SECs Web site (http://www.sec.gov). Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

      Shareholder inquiries may be directed to the Funds in writing to State Street Global Markets, LLC, State Street Financial Center, One Lincoln Center, Boston, Massachusetts 02111 or by calling the Investor Information number listed above.

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER OF THE FUNDS' SHARES, AND, IF GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE FUNDS. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE OF SHARES SHALL UNDER ANY CIRCUMSTANCE IMPLY THAT THE INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY DATE AFTER THE DATE OF THIS PROSPECTUS.

      DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

                    INVESTMENT COMPANY ACT NUMBER: 811-08839

                   STREETTRACKS(R) SERIES TRUST (THE "TRUST")

                       STATEMENT OF ADDITIONAL INFORMATION

                             Dated October 28, 2005

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus for the streetTRACKS(R) DJ Wilshire Total Market ETF (formerly the FORTUNE 500(R) Index Fund), the streetTRACKS(R) DJ Wilshire Large Cap ETF, the streetTRACKS(R) DJ Large Cap Growth ETF, the streetTRACKS(R) DJ Large Cap Value ETF, streetTRACKS(R) DJ Wilshire Mid Cap ETF, the streetTRACKS(R) DJ Wilshire Mid Cap Growth ETF, the streetTRACKS(R) DJ Wilshire Mid Cap Value ETF, the streetTRACKS(R) DJ Wilshire Small Cap ETF, the streetTRACKS(R) DJ Small Cap Growth ETF, the streetTRACKS(R) DJ Small Cap Value ETF, the streetTRACKS(R) DJ Global Titans ETF, the streetTRACKS(R) DJ Wilshire REIT ETF, the streetTRACKS(R) Morgan Stanley Technology ETF, the streetTRACKS(R) KBW Bank ETF, the streetTRACKS(R) KBW Capital Markets ETF, the streetTRACKS(R) KBW Insurance ETF, the SPDR(R) Dividend ETF and the SPDR(R) O-Strip ETF dated October 28, 2005 (the "Prospectus"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. The Report of Independent Registered Public Accounting Firm, financial highlights, and financial statements of the Funds included in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 2005 and Semi-Annual Report for the period ended December 31, 2004 are incorporated by reference into this Statement of Additional Information.

TABLE OF CONTENTS [update once finalized]

General Description of the Trust......................................     2
Investment Policies and Restrictions..................................     2
Special Considerations and Risks......................................     6
Exchange Listing and Trading..........................................     8
Management of the Trust...............................................    18
Brokerage Transactions................................................    16
Book Entry Only System................................................    17
Creation and Redemption of Creation Units.............................    19
Determination of Net Asset Value......................................    26
Dividends and Distributions...........................................    26
Taxes.................................................................    27
Capital Stock and Shareholder Reports.................................    28
Counsel and Independent Registered Public Accounting Firm.............    29
Financial Statements..................................................    29
Index Descriptions....................................................    30
Proxy Voting Polices and Procedures...................................    42

                        GENERAL DESCRIPTION OF THE TRUST

The Trust is an open-end management investment company. The Trust currently consists of eighteen investment series (each a "Fund" and collectively the "Funds"). The Trust was organized as a Massachusetts business trust on June 12, 1998. The shares of each Fund are referred to herein as "Shares." The Funds offered by the Trust are: the streetTRACKS(R) DJ Wilshire Total Market ETF (formerly the FORTUNE 500(R) Index Fund), the streetTRACKS(R) DJ Wilshire Large Cap ETF, the streetTRACKS(R) DJ Large Cap Growth ETF, the streetTRACKS(R) DJ Large Cap Value ETF, streetTRACKS(R) DJ Wilshire Mid Cap ETF, the streetTRACKS(R) DJ Wilshire Mid Cap Growth ETF, the streetTRACKS(R) DJ Wilshire Mid Cap Value ETF, the streetTRACKS(R) DJ Wilshire Small Cap ETF, the streetTRACKS(R) DJ Small Cap Growth ETF, the streetTRACKS(R) DJ Small Cap Value ETF, the streetTRACKS(R) DJ Global Titans ETF, the streetTRACKS(R) DJ Wilshire REIT ETF, the streetTRACKS(R) Morgan Stanley Technology ETF, the streetTRACKS(R) KBW Bank ETF, the streetTRACKS(R) KBW Capital Markets ETF, the streetTRACKS(R) KBW Insurance ETF, the SPDR(R) Dividend ETF and the SPDR(R) O-Strip ETF.

The investment objective of each Fund is to provide investment results that, before expenses, correspond generally to the total return, or in the case of the SPDR(R) Dividend Fund, the price and yield performance, of a specified market index (each an "Index"). SSgA Funds Management, Inc. (the "Adviser") manages each Fund. A description of the market capitalization, component securities and industry sectors for each Index is further described in Appendix A.

Each Fund offers and issues Shares at their net asset value only in aggregations of a specified number of Shares (each, a "Creation Unit")(1) generally in exchange for a basket of equity securities included in its Index ("Deposit Securities") together with the deposit of a specified cash payment ("Cash Component"). The Shares have been approved for listing and secondary trading on the American Stock Exchange (the "Exchange"). The Shares will trade on the Exchange at market prices. These prices may differ from the Shares' net asset values. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of each Fund consists of 50,000 Shares.

The Trust reserves the right to offer a "cash" option for creations and redemptions of Shares (subject to applicable legal requirements) although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See "CREATION AND REDEMPTION OF CREATION UNITS." In each instance of such cash creations or redemptions, the Trust may impose transaction fees that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

--------------
(1) Except that under the "Dividend Reinvestment Service" described below, however, Shares may be created in less than a Creation Unit and upon termination of a Fund, Shares may be redeemed in less than a Creation Unit.

INVESTMENT POLICIES AND RESTRICTIONS

LENDING PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete transactions and for other purposes. Because the U.S. government securities or other assets that are pledged as collateral to each Fund in connection with these loans generate income, securities lending may enable a Fund to earn additional income that may partially offset the expenses of such Fund, and thereby reduce the effect that expenses have on such Fund's ability to provide investment results that substantially correspond to the total return of its respective Index.

Loans of portfolio securities may not exceed 33% of a Fund's total assets. The documentation for these loans provides that a Fund will receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. Each Fund will pay reasonable administrative and custodial fees in connection with the loan of securities and invests collateral in money market instruments or funds which invest exclusively in money market instruments.

Each Fund will comply with the conditions for lending established by the SEC. Although each Fund will receive collateral in connection with all loans of portfolio securities, and such collateral will be marked to market, each Fund will be exposed to the risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, each Fund bears the risk of loss of any cash collateral that it invests in money market instruments.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a money market instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of each Fund's net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

OTHER MONEY MARKET INSTRUMENTS

In addition to repurchase agreements, other money market instruments in which the Funds may invest are certificates of deposit of U.S. domestic banks with assets of $1 billion or more, bankers' acceptances, time deposits, U.S. government and U.S. government agency securities, or commercial paper rated within the two highest grades by S&P or Moody's Investors Service, Inc., or, if not rated, are of comparable quality as determined by the Adviser, and which mature within one year from the date of purchase, and investment companies which invest exclusively in such money market instruments (subject to applicable limitations under Section 12(d)(1) of the Investment Company Act of 1940, as amended (the "1940 Act")).

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS

Each Fund may utilize exchange-traded futures and options contracts and swap agreements.

FUTURES CONTRACTS AND OPTIONS

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in the underlying Index. Exchange-traded futures and options contracts are not currently available for all of the Indexes. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the underlying Index components or a subset of the components. The Exchange currently anticipates that options on the Shares will be listed on the Exchange.

RESTRICTIONS ON THE USE OF FUTURES AND OPTIONS

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. In connection with its management of the Funds, the Adviser has claimed an exclusion from registration as a commodity trading advisor under the Commodity Exchange Act ("CEA") and, therefore, is not subject to the registration and regulatory requirements of the CEA. The Funds reserve the right to engage in transactions involving futures and options thereon to the extent allowed by the Commodity Futures Trading Commission ("CFTC") regulations in effect from time to time and in accordance with each Fund's policies. Each Fund would take steps to prevent its futures positions from "leveraging" its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or equivalents. When it has a short futures position, it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and equivalents (or a combination of the foregoing) having a value equal to the net obligation of the Fund under the contract (less the value of any margin deposits in connection with the position).

REAL ESTATE INVESTMENT TRUSTS ("REITs") (streetTRACKS(R) DJ Small Cap Value ETF, streetTRACKS(R) DJ Small Cap Growth ETF, streetTRACKS(R) DJ Large Cap Value ETF, SPDR O-Strip ETF and streetTRACKS(R) DJ Wilshire REIT Index ETF; the Funds will invest in REITs only to the extent that their underlying Indexes invest in REITs)

REITs pool investor's funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates. Investments in REITs may subject Fund shareholders to duplicate management and administrative fees.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (the "Internal Revenue "Code"), or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

SWAP AGREEMENTS

Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund's outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that a Fund may lend its portfolio securities in an amount not to exceed 33% of the value of its total assets;

2. Issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 10% of the value of the Fund's total assets (including the amount borrowed), valued at market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the Fund will not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding, provided, that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings (this limitation on purchases does not apply to acceptance by the Fund of a deposit principally of securities included in the relevant Index for creation of Creation Units);

3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of the Fund's assets);

4. Purchase, hold or deal in real estate, or oil, gas or mineral interests or leases, but a Fund may purchase and sell securities that are issued by companies that invest or deal in such assets;

5. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

6. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a Fund may make margin deposits in connection with transactions in options, futures and options on futures;

7. Sell securities short;

8. Invest in commodities or commodity contracts, except that a Fund may transact in exchange traded futures contracts on securities, stock indexes and options on such futures contracts and make margin deposits in connection with such contracts; or

9. Change its investment objective.

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed by the Board of Trustees without a shareholder vote. A Fund will not:

1. Invest in the securities of a company for the purpose of exercising management or control, or in any event purchase and hold more than 10% of the securities of a single issuer, provided that the Trust may vote the investment securities owned by each Fund in accordance with its views; or

2. Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

3. Under normal circumstances, invest less than 95% of its total assets in component securities that comprise its relevant benchmark Index. Prior to any change in a Fund's 95% investment policy, such Fund will provide shareholders with 60 days written notice.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in a Fund is contained in the Prospectus under the heading "INVESTMENT CONSIDERATIONS AND RISKS." The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.

GENERAL

Investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the Indexes, except for the S&P 500 O-Strip Index are listed on a securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent or if bid/ask spreads are wide.

FUTURES AND OPTIONS TRANSACTIONS

Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefore. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

A Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts, when available, in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in stocks.

Utilization of futures transactions by a Fund involves the risk of imperfect or even negative correlation to the benchmark Index if the index underlying the futures contracts differs from the benchmark Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF SWAP AGREEMENTS

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act of 1933 (the "Securities Act"), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that such Fund's prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectus under the "DETERMINATION OF NET ASSET VALUE" and "BUYING AND SELLING THE FUNDS." The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of each Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of any Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of a Fund from listing if (1) following the initial twelve-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of the underlying Index or portfolio of securities on which such Fund is based is no longer calculated or available; or (3) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or a Fund.

As in the case of other stocks traded on the Exchange, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "MANAGEMENT."

TRUSTEES AND OFFICERS OF THE TRUST

The Board has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by the Adviser and other service providers. The Board currently consists of three Trustees, of whom none are considered to be "interested persons" (as defined in the 1940 Act) of the Trust.

                              TRUSTEES AND OFFICERS

                                                                   NUMBER OF
                                                                  PORTFOLIOS
                                    TERM OF       PRINCIPAL         IN FUND
                                  OFFICE AND    OCCUPATION(S)       COMPLEX       OTHER
  NAME, ADDRESS      POSITION(S)   LENGTH OF     DURING PAST       OVERSEEN   DIRECTORSHIPS
AND DATE OF BIRTH    WITH FUNDS  TIME SERVED       5 YEARS        BY TRUSTEE HELD BY TRUSTEE
-------------------- ----------------------- -------------------- ---------- --------------------
DAVID M. KELLY       Independent Unlimited   President and        11         Chicago Stock
420 Sabal Palm Lane  Trustee     Elected:    CEO, NSCC (1983                 Exchange
Vero Beach, FL 32963             September   February 2000) (a               (Public Governor/
10/10/38                         2000        clearing org.);                 Director);
                                             Vice Chairman,                  Penson Worldwide Inc.
                                             DTCC (1999 -                    (Director);
                                             February 2000)(a                Custodial Trust Co.
                                             depository in US);              (Director);
                                             Vice Chairman and               streetTRACKS Index
                                             CEO, Government                 Shares Funds
                                             Securities Clearing             (Trustee).
                                             Corp. (1990-February
                                             2000) (a government
                                             securities clearing
                                             company).

                                                                   NUMBER OF
                                                                  PORTFOLIOS
                                    TERM OF       PRINCIPAL         IN FUND
                                  OFFICE AND    OCCUPATION(S)       COMPLEX       OTHER
  NAME, ADDRESS      POSITION(S)   LENGTH OF     DURING PAST       OVERSEEN   DIRECTORSHIPS
AND DATE OF BIRTH    WITH FUNDS  TIME SERVED       5 YEARS        BY TRUSTEE HELD BY TRUSTEE
-------------------- ----------------------- -------------------- ---------- --------------------
FRANK NESVET         Independent Unlimited   Chief Executive      11         Jefferson Pilot
c/o streetTRACKS     Trustee     Elected:    Officer, Libra                  Variable Fund, Inc.,
Series Trust                     September   Group,                          (Director);
State Street                     2000        Inc. (1998-                     streetTRACKS
Financial Center                             present)(a financial            Index Shares Funds,
One Lincoln Street                           services consulting             (Trustee); The
Boston, MA 02111-2900                        company).                       Massachusetts Health
9/24/43                                                                      & Education Tax
                                                                             Exempt Trust
                                                                             (Trustee).

HELEN F. PETERS      Independent Unlimited   Professor of         11         Tradeware Global
133 South Street     Trustee     Elected:    Finance, Carroll                (Director); BJ's
Needham,                         September   School of                       Wholesale Clubs
Massachusetts                    2000        Management,                     (Director);
02492 3/22/48                                Boston College                  streetTRACKS Index
                                             (2003-present);                 Shares Funds
                                             Dean, Boston                    (Trustee).
                                             College (August
                                             2000-2003);
                                             Partner, Samuelson
                                             Peters, LLC
                                             (1999-September
                                             2000).

JAMES E. ROSS        President   Unlimited   President, SSgA      N/A        N/A
SSgA Funds                       Elected:    Funds Management,
Management, Inc.                 September   Inc.
State Street                     2000        (2001-present);
Financial Center, One                        Principal, State
Lincoln Street                               Street Global
Boston, MA 02111-                            Advisors
2900 6/24/65                                 (March 2000 to
                                             present); Vice
                                             President, State
                                             Street Bank and
                                             Trust Company (1998-
                                             March 2000).

MICHAEL P. RILEY       Vice      Unlimited   Principal, State     N/A        N/A
SSgA Funds           President   Elected:    Street Global
Management, Inc.                 February    Advisors
State Street Financial           2005        (2005 to
Center, One Lincoln                          present); Assistant
Street Boston,                               Vice President,
MA 02111-2900                                State
                                             Street Bank and
3/22/69                                      Trust Company
                                             (2000-2004).

GARY FRENCH          Treasurer   Unlimited   Senior Vice          N/A        N/A
State Street Bank                Elected:    President,
and Trust Company                May  2005   State Street Bank
2 Avenue de                                  and Trust Company
Lafayette Boston,                            (2002-present);
Massachusetts 02111                          Managing Director,
07/04/51                                     Deutsche Bank
                                             (2001-2002);
                                             President, UAM Fund
                                             Services
                                             (1995-2001).

MARY MORAN ZEVEN     Secretary   Unlimited   Senior Vice          N/A        N/A
State Street Bank                Elected:    President and
and Trust Company                August 2001 Senior Managing
One Lincoln Street                           Counsel,
Boston,                                      (2002-present);
Massachusetts 02111                          and Vice President
0211 02/27/61                                and Counsel, State
                                             Street Bank and
                                             Trust Company
                                             (2000-2002).

SCOTT M. ZOLTOWSKI   Assistant   Unlimited   Vice President and   N/A        N/A
State Street Bank    Secretary   Elected:    Counsel,
and Trust Company                November    (2004-present);
One Lincoln Street               2004        Senior Counsel,
Boston,                                      BISYS, Inc.
Massachusetts 02111                          (2001-2004);
1/30/69                                      Associate, Dechert
                                             LLP (1999-2001).

                                                                   NUMBER OF
                                                                  PORTFOLIOS
                                    TERM OF       PRINCIPAL         IN FUND
                                  OFFICE AND    OCCUPATION(S)       COMPLEX       OTHER
  NAME, ADDRESS      POSITION(S)   LENGTH OF     DURING PAST       OVERSEEN   DIRECTORSHIPS
AND DATE OF BIRTH    WITH FUNDS  TIME SERVED       5 YEARS        BY TRUSTEE HELD BY TRUSTEE
-------------------- ----------------------- -------------------- ---------- --------------------
MATTHEW FLAHERTY     Assistant   Unlimited   Assistant Director,  N/A        N/A
State Street Bank    Treasurer   Elected:    State Street Bank
and Trust Company                May 2005    and Trust
One Federal Street                           (1994-present).
Boston,
Massachusetts 02110
2/19/71

PETER A. AMBROSINI   Chief       Unlimited   Senior Principal     N/A        N/A
SSgA Funds           Compliance  Elected:    and Chief
Management, Inc.     Officer     May 2004    Compliance and
State Street                                 Risk Management
Financial                                    Officer, SSgA Funds
One Lincoln Street                           Management, Inc.
Boston, MA 02111                             (2001-present);
-2900 12/17/43                               Managing Director,
                                             Pricewaterhouse-
                                             Coopers (1986-2001).

REMUNERATION OF TRUSTEES AND OFFICERS

No officer, director or employee of the Adviser, its parent or subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Independent Trustee an annual fee of $12,000 plus $4,500 per in person meeting attended. An Independent Trustee will receive $500 for each meeting attended via telephone or video conference. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below shows the compensation that the Independent Trustees received during the Trust's fiscal year ended June 30, 2005.

                                     PENSION OR                 TOTAL
                                     RETIREMENT              COMPENSATION
                                      BENEFITS   ESTIMATED     FROM THE
                                      ACCRUED     ANNUAL       TRUST AND
                       AGGREGATE      AS PART    BENEFITS    FUND COMPLEX
INDEPENDENT TRUSTEE  COMPENSATION     OF TRUST     UPON         PAID TO
NAME AND POSITION    FROM THE TRUST   EXPENSES   RETIREMENT     TRUSTEES
-------------------  --------------  ----------  ----------  ------------
David M. Kelly         $  [30,000]       $ 0         N/A      $  [30,000]
Frank Nesvet           $  [30,000]       $ 0         N/A      $  [30,000]
Helen F. Peters        $  [30,000]       $ 0         N/A      $  [30,000]

STANDING COMMITTEES

Audit Committee. The Board of Trustees has an Audit Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. The Audit Committee meets with the Trust's independent auditors to review and approve the scope and results of their professional services; to review the procedures for evaluating the adequacy of the Trust's accounting controls; to consider the range of audit fees; and to make recommendations to the Board regarding the engagement of the Trust's independent auditors. The Audit Committee met two times during the fiscal year ended June 30, 2005.

Trustee Committee. The Board of Trustees has established a Trustee Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. The responsibilities of the Trustee Committee are to: 1) perform the specific tasks assigned to the Independent Trustees pursuant to the 1940 Act, including annual consideration of the investment management contracts and service plans with respect to each of the Funds; 2) nominate Independent Trustees; 3) review on a periodic basis the governance structures and procedures of the

Funds; 4) review proposed resolutions and conflicts of interest that may arise in the business of the Funds and may have an impact on the investors of the Funds; 5) review and consider matters that are reported to the Committee under the Code of Conduct of the Trust under the S-O Act; 6) review matters that are referred to the Committee by the Chief Legal Officer or other counsel to the Trust pursuant to the SEC Standards of Professional Conduct for Attorneys; and
7) provide general oversight of the Funds on behalf of the investors of the Funds. The Trustee Committee met [ ] times during the fiscal year ended June 30, 2005.

Pricing Committee. The Board of Trustees also has established a Pricing Committee that is composed of Officers of the Trust, investment management personnel of the Adviser and senior operations and administrative personnel of State Street. The Pricing Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or prices are not readily available. The Pricing Committee meets only when necessary. During the fiscal year ended June 30, 2005, the Pricing Committee met [ ] times. Committee members do not receive any compensation from the Trust for their services.

OWNERSHIP OF FUND SHARES

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Trust as of December 31, 2004.

                                              AGGREGATE DOLLAR
                                              RANGE OF EQUITY
                                             SECURITIES IN ALL
                                           REGISTERED INVESTMENT
                                            COMPANIES OVERSEEN
                 DOLLAR RANGE OF EQUITY   BY TRUSTEE IN FAMILY
NAME OF TRUSTEE  SECURITIES IN THE TRUST  OF INVESTMENT COMPANIES
---------------  -----------------------  -----------------------
David M. Kelly            None                     None
Frank Nesvet              None                     None
Helen F. Peters           None                     None

CODES OF ETHICS

The Trust, the Adviser, the Sub-Adviser and the Distributor each have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics).

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics, filed as exhibits to this registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC's website at http://www.sec.gov.

PROXY VOTING POLICIES

The Board of Trustees believes that the voting of proxies on securities held by the Funds is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to the Adviser. The Adviser's proxy voting policy is attached to this SAI as Appendix B. Information regarding how the Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge by calling 1-866-787-2257; and (2) on the SEC's website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS POLICY

The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds' portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the AMEX via the National Securities Clearing Corporation (NSCC). The basket represents one creation unit of the Funds. The Trust, the Adviser or State Street Bank and Trust Company ("State Street") will not disseminate non-public information concerning the Trust.

THE INVESTMENT ADVISER

SSgA Funds Management, Inc. (the "Adviser") acts as investment adviser to the Trust and, subject to the supervision of the Board, is responsible for the investment management of each Fund. The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. The Adviser, a Massachusetts corporation, is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company State Street Global Advisors ("SSgA"), consisting of the Adviser and other investment advisory affiliates of State Street Corporation, is the investment management arm of State Street Corporation. As of June 30, 2005, the Adviser managed approximately $___ billion in assets. As of June 30, 2005, SSgA managed approximately $___ trillion in assets, including approximately $___ billion in equity index funds.

The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Investment Advisory Agreement, with respect to each Fund, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (1) the Board of Trustees or (2) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board of Trustees who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60 days notice, by the Board of Trustees or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

In considering whether to continue, or in the case of newly organized funds, approve, each Fund's Investment Advisory Agreement, the Trustees considered all information they deemed relevant, including, among other things, the nature and quality of the services rendered, the reasonableness of overall compensation to be paid by the Fund to the Adviser, the requirements of the Fund for the services provided by the Adviser, the investment performance of the Fund, the costs of the Adviser in providing services, the extent to which economies of scale are shared with the Fund, the Adviser's profitability in providing services, the Fund's total expenses, and information with respect to the Adviser's fees as compared to those of comparable funds. In light of the foregoing, the Trustees concluded that the compensation received by the Adviser was reasonable.

Under the Investment Advisory Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages the investment of each Fund's assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

Pursuant to the Investment Advisory Agreement, the Trust has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.

For the services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Adviser monthly fees based on a percentage of each Fund's average daily net assets as shown in the following table.

                     FUND                        MANAGEMENT FEE
                     ----                        --------------
streetTRACKS(R)  DJ Wilshire Total Market ETF*       0. __%
streetTRACKS(R)  DJ Wilshire Large Cap ETF           0. __%
streetTRACKS(R) DJ Large Cap Growth ETF              0. __%
streetTRACKS(R) DJ Large Cap Value ETF               0. __%
streetTRACKS(R)  DJ Wilshire Mid Cap ETF             0. __%
streetTRACKS(R) DJ Wilshire Mid Cap Growth ETF       0. __%
streetTRACKS(R) DJ Wilshire Mid Cap Value ETF        0. __%
streetTRACKS(R)  DJ Wilshire Small Cap ETF           0. __%
streetTRACKS(R) DJ Small Cap Growth ETF              0. __%
streetTRACKS(R) DJ Small Cap Value ETF               0. __%
streetTRACKS(R) DJ Global Titans ETF                 0. __%
streetTRACKS(R) DJ Wilshire REIT ETF                 0. __%
streetTRACKS(R) KBW Bank ETF                         0. __%
streetTRACKS(R) KBW Capital Markets ETF              0. __%
streetTRACKS(R) KBW Insurance ETF                    0. __%
SPDR(R) Dividend ETF                                 0. __%
SPDR(R) O-Strip ETF                                  0. __%

* Formerly the FORTUNE(R) 500 Index Fund.

From time to time, the Adviser may waive all or a portion of its fee. The Adviser pays all expenses of each Fund other than the management fee, distribution fees pursuant to the Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

For the fiscal year ended June 30, 2005, the Funds paid the following amounts to the Adviser:

                     FUND                       AMOUNT PAID
                     ----                       -----------
streetTRACKS(R)  DJ Wilshire Total Market ETF*  $[      ]
streetTRACKS(R)  DJ Wilshire Large Cap ETF      $  N/A   (1)
streetTRACKS(R) DJ Large Cap Growth ETF         $[      ]
streetTRACKS(R) DJ Large Cap Value ETF          $[      ]
streetTRACKS(R)  DJ Wilshire Mid Cap ETF        $  N/A   (1)
streetTRACKS(R) DJ Wilshire Mid Cap Growth ETF  $  N/A   (1)
streetTRACKS(R) DJ Wilshire Mid Cap Value ETF   $  N/A   (1)
streetTRACKS(R)  DJ Wilshire Small Cap ETF      $  N/A   (1)
streetTRACKS(R) DJ Small Cap Growth ETF         $[      ]
streetTRACKS(R) DJ Small Cap Value ETF          $[      ]
streetTRACKS(R) DJ Global Titans ETF            $[      ]
streetTRACKS(R) DJ Wilshire REIT ETF            $[      ]
streetTRACKS(R) KBW Bank ETF                    $  N/A   (1)
streetTRACKS(R) KBW Capital Markets ETF         $  N/A   (1)
streetTRACKS(R) KBW Insurance ETF               $  N/A   (1)
streetTRACKS(R) Morgan Stanley Technology ETF   $[      ]
SPDR(R) Dividend ETF                            $  N/A   (1)
SPDR(R) O-Strip ETF                             $[      ](2)

---------
(1) As of June 30, 2005, the Fund was not operational.

(2) For the period September 9, 2004, the Fund's inception date, to June 30,
2005.

* Formerly the FORTUNE(R) 500 Index Fund

INVESTMENT SUB-ADVISER - streetTRACKS(R) DJ Wilshire REIT ETF

Pursuant to the Advisory Agreement between the streetTRACKS(R) DJ Wilshire REIT ETF and the Adviser, the Adviser is authorized to engage one or more sub-advisers for the performance of any of the services contemplated to be rendered by the Adviser. The Adviser has retained The Tuckerman Group LLC ("Tuckerman"), an affiliate of the Adviser, as sub-adviser, to be responsible for the day to day management of the streetTRACKS(R) DJ Wilshire REIT ETF's investments, subject to supervision of the Adviser and the Board of Trustees while the Adviser will provide administrative, compliance and general management services to the Fund. Since its organization on April 28, 1999, Tuckerman has provided investment management services to institutional investors and other mutual funds. As of June 30, 2005, Tuckerman managed approximately $[ ] billion in assets. Tuckerman's principal business address is 2 Manhattanville Road, Purchase, New York 10577.

In considering whether to continue the Investment Sub-Advisory Agreement, the Trustees considered all information they deemed relevant, including, among other things, the nature and quality of the services rendered, the reasonableness of overall compensation to be paid by the Adviser to the Sub-Adviser, the requirements of the Fund for the services provided by the Sub-Adviser, the investment performance of the Fund, the costs of the Sub-Adviser in providing services, and the Sub-Adviser's profitability in providing services. In light of the foregoing, the Trustees concluded that the compensation received by the Sub-Adviser was reasonable.

In accordance with the Sub-Advisory Agreement between the Adviser and Tuckerman, the Adviser will pay Tuckerman an annual investment sub-advisory fee equal to 0% of average daily net assets up to the first $50 million in net assets and 0.05% thereafter with respect to the streetTRACKS(R) DJ Wilshire REIT ETF. For the fiscal year ended June, 2005, the Adviser paid $[ ] to Tuckerman for its services.

PORTFOLIO MANAGERS

Karl Schneider, John Tucker, comprise the portfolio management team for the Funds. Amos J. Rogers III is the portfolio manager for the streetTRACKS(R) DJ Wilshire REIT ETF. The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of December 31, 2004:


             Registered                    Pooled
             Investment                  Investment                                                 Total
 Portfolio    Company        Assets        Vehicle        Assets        Other       Assets          Assets
  Manager     Accounts       Managed      Accounts       Managed      Accounts      Managed        Managed*
-----------  ----------  --------------  ----------  ---------------  --------  --------------  ---------------
Karl             5                  [ ]       12                 [ ]        9              [ ]              [ ]
Schneider
John Tucker      5                  [ ]        6                 [ ]        8              [ ]              [ ]
Amos J.        [ ]                  [ ]      [ ]                 [ ]      [ ]              [ ]              [ ]
Rogers III


*If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

As indicated in the table above, portfolio managers at the Adviser may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. The Adviser has adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers within the Adviser are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Adviser and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

For the prior calendar year, the compensation of the Funds' portfolio managers listed above included a base salary, a bonus, long-term incentives and other benefits. The compensation of the Adviser's investment professionals is based on a number of factors. The first factor considered is external market. Through extensive compensation survey process, the Adviser seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. The Adviser is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and the Adviser. The determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity allocations.

The dollar range of equity securities beneficially owned by the portfolio managers in the Funds set forth below as of December 31, 2004 is as follows:

                       Dollar Range of Equity
                    Securities Beneficially Owned
Karl Schneider                 $  0

John Tucker                    $  0

Amos J. Rogers III             $[ ]

THE ADMINISTRATOR

State Street serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, State Street is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Trust and each Fund. State Street will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in State Street's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from gross negligence or willful misconduct in the performance of its duties.

CUSTODIAN AND TRANSFER AGENT

State Street, One Lincoln Street, Boston, Massachusetts 02111, also serves as Custodian for the Funds pursuant to a Custodian Agreement. As Custodian, State Street holds the Funds' assets, calculates the net asset value of the Shares and calculates net income and realized capital gains or losses. State Street also serves as Transfer Agent of the Funds pursuant to a Transfer Agency Agreement. State Street may be reimbursed by the Funds for its out-of-pocket expenses. State Street and the Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

THE DISTRIBUTOR

State Street Global Markets, LLC is the principal underwriter and Distributor of Shares. Its principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. Investor information can be obtained by calling 1-866-S-TRACKS. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under "CREATION AND REDEMPTION OF CREATION UNITS." Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD"). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

Each Fund, except for the Total Market ETF, has adopted a Distribution and Service Plan (a "Plan") pursuant to which payments of up to 0.25% may be made. No payments pursuant to the Plan will be made during the next twelve (12) months of operation. Under its terms, each Fund's Plan remains in effect from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the "Independent Trustees" (Trustees who are not interested persons of the Fund (as defined in the 1940 Act) and have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan). The Plan may not be amended to increase materially the amount to be spent for the services provided by the Distributor without approval by the shareholders of the relevant Fund to which the Plan applies, and all material amendments of the Plan also require Board approval (as described above). Each Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees, or, by a vote of a majority of the outstanding voting securities of such Fund (as such vote is defined in the 1940
Act). Pursuant to the Distribution Agreement, the Distributor will provide the Board with periodic reports of any amounts expended under the Plan and the purpose for which such expenditures were made.

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, as to each Fund: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, on at least 60 days written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days' notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Pursuant to agreements entered into with such persons, the Distributor will make payments under each Plan to certain broker-dealers or other persons ("Investor Services Organizations") that enter into agreements with the Distributor in the form approved by the Board of Trustees to provide distribution assistance and shareholder support, account maintenance and educational and promotional services (which may include compensation and sales incentives to the registered brokers or other sales personnel of the broker-dealer or other financial entity that is a party to an investor services agreement) ("Investor Services Agreements"). No such Investor Services Agreements will be entered into during the first twelve months of operation. Each Investor Services Agreement will be a "related agreement" under the Plan of the relevant Fund. No Investor Services Agreement will provide for annual fees of more than 0.25% of a Fund's average daily net assets per annum attributable to Shares subject to such agreement.

Subject to an aggregate limitation of 0.25% of a Fund's average net assets per annum, the fees paid by a Fund under its Plan will be compensation for distribution, investor services or marketing services for that Fund. To the extent the Plan fees aggregate less than 0.25% per annum of the average daily net assets of a Fund, each Fund may also reimburse the Distributor and other persons for their respective costs incurred in printing prospectuses and producing advertising or marketing material prepared at the request of the Fund. The aggregate payments under each Plan will not exceed, on an annualized basis, 0.25% of average daily net assets of any Fund.

The continuation of the Distribution Agreement, any Investor Services Agreements and any other related agreements is subject to annual approval of the Board, including by a majority of the Independent Trustees, as described above.

Each of the Investor Services Agreements will provide that it may be terminated at any time, without the payment of any penalty, (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund, on at least 60 days' written notice to the other party. Each of the Distribution Agreement and the Investor Services Agreements is also terminable upon 60 days' notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act). Each Investor Services Agreement is also terminable by the applicable Investor Service Organization upon 60 days' notice to the other party thereto.

The allocation among the Funds of fees and expenses payable under the Distribution Agreement and the Investor Services Agreements will be made pro rata in accordance with the daily net assets of the respective Funds.

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in the "Book Entry Only System" section below), DTC Participants (as defined below) and/or Investor Services Organizations.

Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor, and may indemnify Soliciting Dealers entering into agreements with the Distributor, for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement or other agreement, as applicable.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

The Adviser owes a fiduciary duty to its clients to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use ECNs when appropriate.

The Adviser does not presently participate in any soft dollar arrangements. It may aggregate trades with clients of SSgA, whose commission dollars are used to generate soft dollar credits. Although the Adviser's clients' commissions are not used for soft dollars, the clients may benefit from the soft dollar products/services received by SSgA.

The Funds will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation.

The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 50%. See "INVESTMENT POLICIES AND STRATEGIES" in the Prospectus. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "BUYING AND SELLING."

DTC acts as securities depositary for the Shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Although the Funds do not have information concerning the beneficial ownership of the Funds held in the names of DTC Participants, as of July 29, 2005, the names, addresses and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:

                                                                                                              PERCENTAGE
                  FUND                                          NAME AND ADDRESS                              OF OWNERSHIP
------------------------------------------    ------------------------------------------------------  ----------------------------
streetTRACKS(R)DJ Wilshre Total               Charles Schwab & Company, Inc.                                    15.87%
Market ETF                                    c/o ADP Proxy Services,
                                              Mercedes Way,
                                              Edgewood, NY 11717

                                              American Enterprise Investment Services, Inc.                     10.61%
                                              P.O. Box 9446
                                              Reorg I91682
                                              Minneapolis, MN 55440

                                              National Financial Services                                       10.04%
                                              200 Liberty Street,
                                              New York, NY 10281

                                              Merrill Lynch, Pierce, Fenner & Smith, Inc.                        6.23%
                                              4 Corporate Place
                                              Corporate Park 287
                                              Piscataway, NJ 08855

                                              Citibank NA                                                        5.48%
                                              P.O. Box 30567
                                              Tampa, FL 33630

                                              Pershing Division of Donaldson                                     5.36%
                                              Lufkin & Jenrette Securities Corp.
                                              One Pershing Plaza
                                              Jersey City, NJ 07399

SPDR(R)O-Strip ETF                            KV Execution Services LLC                                         49.77%
                                              40 Wall Street
                                              44th Floor
                                              New York, NY 10005

                                              Merrill Lynch, Pierce, Fenner & Smith, Inc.                       17.43%
                                              4 Corporate Place
                                              Corporate Park 287
                                              Piscataway, NJ 08855

                                              GSEC LP FDC                                                       11.63%
                                              30 Hudson Street, 10th Floor
                                              Jersey City, NJ 07302

                                              Timber Hill, Inc.                                                 10.48%
                                              465 Columbus Avenue
                                              Sutton Park North
                                              Valhalla, NY 10595

CREATION AND REDEMPTION OF CREATION UNITS

CREATION

The Trust issues and sells Shares of each Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" with respect to each Fund is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day (Washington's Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

FUND DEPOSIT

The consideration for purchase of a Creation Unit of a Fund generally consists of an in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's Index and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The Cash Component, which in the case of the SPDR(R) Dividend ETF includes a Dividend Equivalent Payment, is an amount equal to the difference between the net asset value of the Shares (per Creation
Unit) and the market value of the Deposit Securities. The "Dividend Equivalent Payment" enables a Fund to make a complete distribution of dividends on the day preceding the next dividend payment date, and is an amount equal, on a per Creation Unite basis, to the dividends on all the portfolio securities of the Fund ("Fund Securities") with ex-dividend dates within the accumulation period for such distribution (the "Accumulation Period"), net of expenses and liabilities for such period, as if all of the Fund Securities had been held by the Fund for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for each Fund and ends on the day preceding the next ex-dividend date. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities.

The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, immediately prior to the opening of business on the New York Stock Exchange (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the relevant Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (discussed below), or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting. The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of index rebalancing changes. Brokerage commissions incurred in connection with acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the relevant Fund or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Share of each Fund.

PROCEDURES FOR CREATION OF CREATION UNITS

To be eligible to place orders with the Distributor to create a Creation Unit of a Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see "BOOK ENTRY ONLY SYSTEM"), and, in each case, must have executed an agreement with the Trust, the Distributor and the Transfer Agent with respect to creations and redemptions of Creation Units ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Shares of Funds, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Funds must be placed for one or more Creation Unit size aggregations of Shares (50,000 in the case of each Fund). All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. New York time)("Closing Time"), or one hour prior to closing time in the case of custom orders, in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the net asset value of Shares of each Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation

Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the "Transmittal Date". Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see "Placement of Creation Orders Using Clearing Process" and "Placement of Creation Orders Outside Clearing Process"). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to create Creation Units of Funds shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of Funds have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

PLACEMENT OF CREATION ORDERS USING CLEARING PROCESS

The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Transfer Agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Funds in Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time, or one hour prior to Closing Time in the case of custom orders, on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

PLACEMENT OF CREATION ORDERS OUTSIDE CLEARING PROCESS

Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Transfer Agent. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., New York time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve wire system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., New York time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units of Funds outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time, or one hour prior to Closing Time in the case of custom orders, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current net asset value of the Fund. The delivery of Creation Units of Funds so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Units of Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to Closing Time, New York time, on such date and federal funds in the appropriate amount are deposited with the Trust's Custodian by 11:00 a.m., New York time, the following Business Day. If the order is not placed in proper form by Closing Time or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor shall be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., New York time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark to market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of Funds so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

ACCEPTANCE OF ORDERS FOR CREATION UNITS

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the Exchange for that date by the Custodian, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
(f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

CREATION TRANSACTION FEE

To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a fixed creation transaction fee, described below, regardless of the number of creations made each day. An additional charge of up to three (3) times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

                                                              OUTSIDE THE
                                                TRANSACTION    CLEARING
                   FUND                             FEE         PROCESS
streetTRACKS(R) DJ Wilshire Total Market ETF*     $  4,500   up to$18,000
streetTRACKS(R) DJ Wilshire Large Cap ETF         $  _____   up to $_____
streetTRACKS(R) DJ Large Cap Growth ETF           $  1,000   up to $4,000
streetTRACKS(R) DJ Large Cap Value ETF            $  1,000   up to $4,000
streetTRACKS(R) DJ Wilshire Mid Cap ETF           $  _____   up to $_____
streetTRACKS(R) DJ Wilshire Mid Cap Growth ETF    $  _____   up to $_____
streetTRACKS(R) DJ Wilshire Mid Cap Value ETF     $  _____   up to $_____
streetTRACKS(R) DJ Wilshire Small Cap ETF         $  _____   up to $_____
streetTRACKS(R) DJ Small Cap Growth ETF           $  _____   up to $_____
streetTRACKS(R) DJ Small Cap Value ETF            $  1,500   up to $6,000
streetTRACKS(R) DJ Global Titans ETF              $  1,000   up to $4,000
streetTRACKS(R) DJ Wilshire REIT ETF              $  1,000   up to $4,000
streetTRACKS(R) Morgan Stanley Technology ETF     $    500   up to $2,000
streetTRACKS(R) KBW Bank ETF                      $  _____   up to $_____
streetTRACKS(R) KBW Capital Markets ETF           $  _____   up to $_____
streetTRACKS(R) KBW Insurance ETF                 $  _____   up to $_____
SPDR(R) Dividend ETF                              $  _____   up to $_____
SPDR(R) O-Strip ETF                               $  1,000   up to $4,000

*formerly the FORTUNE 500 Index Fund

REDEMPTION

Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit. As of June 30, 2005, the value of the securities comprising a deposit of designated equity securities necessary for an in-kind purchase of a Creation Unit for each Fund was as follows:

streetTRACKS(R) DJ Wilshire Total Market ETF*        $[  ]
streetTRACKS(R) DJ Wilshire Large Cap ETF            N/A  (1)
streetTRACKS(R) DJ Large Cap Growth ETF              $[  ]
streetTRACKS(R) DJ Large Cap Value ETF               $[  ]
streetTRACKS(R) DJ Wilshire Mid Cap ETF              N/A  (1)
streetTRACKS(R) DJ Wilshire Mid Cap Growth ETF       N/A  (1)
streetTRACKS(R) DJ Wilshire Mid Cap Value ETF        N/A  (1)
streetTRACKS(R) DJ Wilshire Small Cap ETF            N/A  (1)
streetTRACKS(R) DJ Small Cap Growth ETF              $[  ]
streetTRACKS(R) DJ Small Cap Value ETF               $[  ]
streetTRACKS(R) DJ Global Titans ETF                 $[  ]
streetTRACKS(R) DJ Wilshire REIT ETF                 $[  ]
streetTRACKS(R) Morgan Stanley Technology ETF        $[  ]
streetTRACKS(R) KBW Bank ETF                         N/A  (1)
streetTRACKS(R) KBW Capital Markets ETF              N/A  (1)
streetTRACKS(R) KBW Insurance ETF                    N/A  (1)]
SPDR(R) Dividend ETF                                 N/A  (1)]
SPDR(R) O-Strip ETF                                  $[  ](2)

(1)   As of June 30, 2005, the Fund was not operational.

(2)   For the period September 9, 2004, the Fund's inception date, to June 30,
      2005.

*formerly the FORTUNE 500 Index Fund

With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the New York Stock Exchange (currently 9:30 am, New York time) on each Business Day, the Fund

Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee described below in the section entitled "REDEMPTION TRANSACTION FEE". In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

REDEMPTION TRANSACTION FEE

A redemption transaction fee, described below, is paid to offset transfer and other transaction costs that may be incurred in connection with the redemption of Creation Units. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. An additional charge of up to three (3) times the fixed transaction fee may be charged with respect to transactions effected outside the Clearing Process.

                                                              OUTSIDE THE
                                                TRANSACTION    CLEARING
                     FUND                           FEE         PROCESS
streetTRACKS(R) DJ Wilshire Total Market ETF*     $  4,500   up to $18,000
streetTRACKS(R) DJ Wilshire Large Cap ETF         $  _____   up to $______
streetTRACKS(R) DJ Large Cap Growth ETF           $  1,000   up to $ 4,000
streetTRACKS(R) DJ Large Cap Value ETF            $  1,000   up to $ 4,000
streetTRACKS(R) DJ Wilshire Mid Cap ETF           $  _____   up to $______
streetTRACKS(R) DJ Wilshire Mid Cap Growth ETF    $  _____   up to $______
streetTRACKS(R) DJ Wilshire Mid Cap Value ETF     $  _____   up to $______
streetTRACKS(R) DJ Wilshire Small Cap ETF         $  _____   up to $______
streetTRACKS(R) DJ Small Cap Growth ETF           $  1,500   up to $ 6,000
streetTRACKS(R) DJ Small Cap Value ETF            $  1,500   up to $ 6,000
streetTRACKS(R) DJ Global Titans ETF              $  1,000   up to $ 4,000
streetTRACKS(R) DJ Wilshire REIT ETF              $  1,000   up to $ 4,000
streetTRACKS(R) Morgan Stanley Technology ETF     $    500   up to $ 2,000
streetTRACKS(R) KBW Bank ETF                      $  _____   up to $______
streetTRACKS(R) KBW Capital Markets ETF           $  _____   up to $______
streetTRACKS(R) KBW Insurance ETF                 $  _____   up to $______
SPDR(R) Dividend ETF                              $  _____   up to $______
SPDR(R) O-Strip ETF                               $  1,000   up to $ 4,000

*formerly the FORTUNE 500 Index Fund

The Funds, subject to approval by the Board of Trustees, may adjust the fee from time to time based upon actual experience. An additional charge for cash redemptions or partial cash redemptions (when cash redemptions are available) for each Fund may be imposed. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

PLACEMENT OF REDEMPTION ORDERS USING CLEARING PROCESS

Orders to redeem Creation Units of Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units of Funds using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than Closing Time, New York time, or one hour prior to Closing Time in the case of custom orders, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the net asset value of the Fund as next determined. An order to redeem Creation Units of a Fund using the Clearing Process made in proper form but received by the Fund after 4:00 p.m., New York time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the net asset value next determined on such Business Day. The requisite Fund Securities and the Cash Redemption

Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS

Orders to redeem Creation Units of Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units of Funds to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Units of Funds outside the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., New York time, or one hour prior to Closing Time in the case of custom orders, on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of Shares of Funds and the cash redemption amount specified in such order, which delivery must be made through DTC to the Custodian no later than 11:00 a.m. and 2:00 p.m., respectively, New York time, on the next Business Day following such Transmittal Date (the "DTC Cut-Off-Time"); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under "DETERMINATION OF NET ASSET VALUE" computed on the Business Day on which a redemption order is deemed received by the Transfer Agent. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than the Closing Time, or one hour prior to Closing Time in the case of custom orders, on the Transmittal Date, and the requisite number of Shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Transfer Agent by a DTC Participant not later than the Closing Time, or one hour prior to Closing Time in the case of custom orders, on the Transmittal Date but either (1) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Transfer Agent, i.e., the Business Day on which the Shares of the relevant Funds are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its Shares based on the net asset value of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Shares' net asset value is not reasonably practicable; or
(4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "DETERMINATION OF NET ASSET VALUE."

Net asset value per Share for each Fund of the Trust is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. New York time) on each day that such exchange is open.

In computing a Fund's net asset value per Share, the Fund's securities holdings, except for those traded on the NASDAQ, are valued based on the last sale price. Securities traded on the NASDAQ are valued at the NASDAQ Official Close Price. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board.

The procedures require the Trust's Pricing Committee ("PVC") to determine a security's fair value if a market price is not readily available. In determining such value the PVC will consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and
(iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from the Funds' index providers). In these cases, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "DISTRIBUTIONS."

GENERAL POLICIES

Dividends from net investment income, if any, are declared and paid quarterly by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.

DIVIDEND REINVESTMENT SERVICE

Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds through DTC Participants for reinvestment of their dividend distributions. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the same Fund based on a payable date NAV.

TAXES

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled "TAX MATTERS."

Each Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets, among others.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a given Fund and if, pursuant to section 351 of the Internal Revenue Code, the respective Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. See "CREATION AND REDEMPTION OF CREATION UNITS."

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. Under the provisions of the JGTRRA Tax Act of 2003, some ordinary dividends paid to individual shareholders may qualify for taxation at a lower tax rate applicable to long-term capital gains.

A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other Fund Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.

Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Distributions reinvested in additional Shares of a Fund through the means of the service (see "DIVIDEND REINVESTMENT SERVICE") will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax. As part of the American Jobs Creation Act of 2004 a RIC may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. A RIC may also, under certain circumstances, designate all or a portion of a dividend as a "short-term capital gain dividend" which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of RICs beginning after December 31, 2004 and before January 1, 2008. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences relating to the proposed legislation.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). The backup withholding rate for individuals is currently 28%. Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares of the Trust should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement.

Each Fund distributes to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

CAPITAL STOCK AND SHAREHOLDER REPORTS

The Trust currently is comprised of eighteen Funds. Each Fund issues shares of beneficial interest, par value $.01 per Share. The Board of Trustees may designate additional Funds.

Each Share issued by the Trust has a pro rata interest in the assets of the corresponding Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that if the matter being voted on affects only a particular Fund it will be voted on only by that Fund and if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter. Under Massachusetts law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust (regardless of the Fund) have noncumulative voting rights for the election of Trustees. Under Massachusetts law, Trustees of the Trust may be removed by vote of the shareholders.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, requires that Trust obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the risk to shareholders of personal liability is believed to be remote.

Shareholder inquiries may be made by writing to the Trust, c/o the Distributor, State Street Global Markets, LLC at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Clifford Chance US LLP serves as counsel to the Trust. [__________] serves as the independent registered public accounting firm of the Trust.

FINANCIAL STATEMENTS

The Report of the Independent Registered Public Accounting Firm, financial highlights, and financial statements of the Funds included in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 2005 on Form N-CSR under the Investment Company Act and the Trust's Semi-Annual Report to Shareholders for the period ended December 31, 2004 on Form N-CSR under the Investment Company Act are incorporated by reference into this Statement of Additional Information.

APPENDIX A - INDEX DESCRIPTIONS

STREETTRACKS(R) DJ WILSHIRE TOTAL MARKET ETF (formerly, FORTUNE(R) 500 Fund)

Provided below is a brief description of the Dow Jones Wilshire 5000 Composite Index on which the Fund is based.

CONSTITUENT STOCK AND INDUSTRIES/SECTORS

Aggregate Market Capitalization (__/__/05): $__________________

10 Largest Components by Market Capitalization (as of __/__/05):

    MARKET        MARKET     INDEX      CUMULATIVE
CAPITALIZATION    WEIGHT    WEIGHT     INDEX WEIGHT
$

10 Largest Industries (% Index Weight) (as of __/__/05):

    MARKET         MARKET     INDEX      CUMULATIVE
CAPITALIZATION     WEIGHT    WEIGHT     INDEX WEIGHT
$

STREETTRACKS(R) DJ WILSHIRE LARGE CAP ETF

Provided below is a brief description of the Dow Jones Wilshire Large Cap Index on which the Fund is based.

CONSTITUENT STOCK AND INDUSTRIES/SECTORS

Aggregate Market Capitalization (__/__/05): $__________________

10 Largest Components by Market Capitalization (as of __/__/05):

    MARKET        MARKET     INDEX      CUMULATIVE
CAPITALIZATION    WEIGHT    WEIGHT     INDEX WEIGHT
$

10 Largest Industries (% Index Weight) (as of __/__/05):

    MARKET         MARKET     INDEX       CUMULATIVE
CAPITALIZATION     WEIGHT    WEIGHT      INDEX WEIGHT
$

STREETTRACKS(R) DJ LARGE CAP GROWTH ETF

Provided below is a brief description of the Dow Jones U.S. Large Cap Growth Index on which the Fund is based.

CONSTITUENT STOCK AND INDUSTRIES/SECTORS

Aggregate Market Capitalization (__/__/05): $__________________

10 Largest Components by Market Capitalization (as of __/__/05):

    MARKET        MARKET     INDEX         CUMULATIVE
CAPITALIZATION    WEIGHT    WEIGHT        INDEX WEIGHT
$

10 Largest Industries (% Index Weight) (as of __/__/05):

    MARKET       MARKET      INDEX        CUMULATIVE
CAPITALIZATION   WEIGHT     WEIGHT       INDEX WEIGHT
$

STREETTRACKS(R) DJ LARGE CAP VALUE ETF

Provided below is a brief description of the Dow Jones U.S. Large Cap Value Index on which the Fund is based.

CONSTITUENT STOCK AND INDUSTRIES/SECTORS

Aggregate Market Capitalization (__/__/05): $__________________

10 Largest Components by Market Capitalization (as of __/__/05):

    MARKET        MARKET     INDEX      CUMULATIVE
CAPITALIZATION    WEIGHT    WEIGHT     INDEX WEIGHT
$

10 Largest Industries (% Index Weight) (as of __/__/05):

    MARKET       MARKET      INDEX      CUMULATIVE
CAPITALIZATION   WEIGHT     WEIGHT     INDEX WEIGHT
$

STREETTRACKS(R) DJ WILSHIRE MID CAP ETF

Provided below is a brief description of the Dow Jones Wilshire Mid Cap Index on which the Fund is based.

CONSTITUENT STOCK AND INDUSTRIES/SECTORS

Aggregate Market Capitalization (__/__/05): $__________________

10 Largest Components by Market Capitalization (as of __/__/05):

    MARKET        MARKET     INDEX      CUMULATIVE
CAPITALIZATION    WEIGHT    WEIGHT     INDEX WEIGHT
$

10 Largest Industries (% Index Weight) (as of __/__/05):

    MARKET        MARKET      INDEX      CUMULATIVE
CAPITALIZATION    WEIGHT     WEIGHT     INDEX WEIGHT
$

STREETTRACKS(R) DJ WILSHIRE MID CAP GROWTH ETF

Provided below is a brief description of the Dow Jones Wilshire Mid Cap Growth Index on which the Fund is based.

CONSTITUENT STOCK AND INDUSTRIES/SECTORS

Aggregate Market Capitalization (__/__/05): $__________________

10 Largest Components by Market Capitalization (as of __/__/05):

    MARKET        MARKET       INDEX       CUMULATIVE
CAPITALIZATION    WEIGHT      WEIGHT      INDEX WEIGHT
$

10 Largest Industries (% Index Weight) (as of __/__/05):

    MARKET         MARKET       INDEX       CUMULATIVE
CAPITALIZATION     WEIGHT      WEIGHT      INDEX WEIGHT
$

STREETTRACKS(R) DJ WILSHIRE MID CAP VALUE ETF

Provided below is a brief description of the Dow Jones Wilshire Mid Cap Value Index on which the Fund is based.

CONSTITUENT STOCK AND INDUSTRIES/SECTORS

Aggregate Market Capitalization (__/__/05): $__________________

10 Largest Components by Market Capitalization (as of __/__/05):

    MARKET        MARKET       INDEX       CUMULATIVE
CAPITALIZATION    WEIGHT      WEIGHT      INDEX WEIGHT
$

10 Largest Industries (% Index Weight) (as of __/__/05):

    MARKET         MARKET       INDEX       CUMULATIVE
CAPITALIZATION     WEIGHT      WEIGHT      INDEX WEIGHT
$

STREETTRACKS(R) DJ WILSHIRE SMALL CAP ETF

Provided below is a brief description of the Dow Jones Wilshire Small Cap Index on which the Fund is based.

CONSTITUENT STOCK AND INDUSTRIES/SECTORS

Aggregate Market Capitalization (__/__/05): $__________________

10 Largest Components by Market Capitalization (as of __/__/05):

    MARKET        MARKET     INDEX        CUMULATIVE
CAPITALIZATION    WEIGHT    WEIGHT       INDEX WEIGHT
$

10 Largest Industries (% Index Weight) (as of __/__/05):

    MARKET         MARKET      INDEX        CUMULATIVE
CAPITALIZATION     WEIGHT     WEIGHT       INDEX WEIGHT
$

STREETTRACKS(R) DJ SMALL CAP GROWTH ETF

Provided below is a brief description of the Dow Jones U.S. Small Cap Growth Index on which the Fund is based.

CONSTITUENT STOCK AND INDUSTRIES/SECTORS

Aggregate Market Capitalization (__/__/05): $__________________

10 Largest Components by Market Capitalization (as of __/__/05):

    MARKET        MARKET       INDEX       CUMULATIVE
CAPITALIZATION    WEIGHT      WEIGHT      INDEX WEIGHT
$

10 Largest Industries (% Index Weight) (as of __/__/05):

    MARKET         MARKET       INDEX       CUMULATIVE
CAPITALIZATION     WEIGHT      WEIGHT      INDEX WEIGHT
$

STREETTRACKS(R) DJ SMALL CAP VALUE ETF

Provided below is a brief description of the Dow Jones U.S. Small Cap Value Index on which the Fund is based.

CONSTITUENT STOCK AND INDUSTRIES/SECTORS

Aggregate Market Capitalization (__/__/05): $__________________

10 Largest Components by Market Capitalization (as of __/__/05):

    MARKET        MARKET     INDEX      CUMULATIVE
CAPITALIZATION    WEIGHT    WEIGHT     INDEX WEIGHT
$

10 Largest Industries (% Index Weight) (as of __/__/05):

    MARKET       MARKET     INDEX       CUMULATIVE
CAPITALIZATION   WEIGHT    WEIGHT      INDEX WEIGHT
$

STREETTRACKS(R) DJ GLOBAL TITANS ETF

Provided below is a brief description of the Dow Jones Global Titans 50 Index U.S. Close on which the Fund is based.

CONSTITUENT STOCK AND INDUSTRIES/SECTORS

Aggregate Market Capitalization (__/__/05): $__________________

10 Largest Components by Market Capitalization (as of __/__/05):

    MARKET        MARKET     INDEX      CUMULATIVE
CAPITALIZATION    WEIGHT    WEIGHT     INDEX WEIGHT
$

10 Largest Industries (% Index Weight) (as of __/__/05):

    MARKET         MARKET      INDEX       CUMULATIVE
CAPITALIZATION     WEIGHT     WEIGHT      INDEX WEIGHT
$

STREETTRACKS(R) DJ WILSHIRE REIT ETF

Provided below is a brief description of the Dow Jones Wilshire REIT Index on which the Fund is based.

CONSTITUENT STOCK AND INDUSTRIES/SECTORS

Aggregate Market Capitalization (__/__/05): $__________________

10 Largest Components by Market Capitalization (as of __/__/05):

    MARKET        MARKET     INDEX      CUMULATIVE
CAPITALIZATION    WEIGHT    WEIGHT     INDEX WEIGHT
$

10 Largest Industries (% Index Weight) (as of __/__/05):

    MARKET        MARKET       INDEX      CUMULATIVE
CAPITALIZATION    WEIGHT      WEIGHT     INDEX WEIGHT
$

STREETTRACKS(R) KBW BANK ETF

Provided below is a brief description of the KBW Bank Index on which the Fund is based.

CONSTITUENT STOCK AND INDUSTRIES/SECTORS

Aggregate Market Capitalization (__/__/05): $__________________

10 Largest Components by Market Capitalization (as of __/__/05):

    MARKET        MARKET     INDEX      CUMULATIVE
CAPITALIZATION    WEIGHT    WEIGHT     INDEX WEIGHT
$

10 Largest Industries (% Index Weight) (as of __/__/05):

    MARKET         MARKET     INDEX       CUMULATIVE
CAPITALIZATION     WEIGHT    WEIGHT      INDEX WEIGHT
$

STREETTRACKS(R) KBW CAPITAL MARKETS ETF

Provided below is a brief description of the KBW Capital Markets Index on which the Fund is based.

CONSTITUENT STOCK AND INDUSTRIES/SECTORS

Aggregate Market Capitalization (__/__/05): $__________________

10 Largest Components by Market Capitalization (as of __/__/05):

    MARKET        MARKET     INDEX      CUMULATIVE
CAPITALIZATION    WEIGHT    WEIGHT     INDEX WEIGHT
$

10 Largest Industries (% Index Weight) (as of __/__/05):

    MARKET         MARKET     INDEX       CUMULATIVE
CAPITALIZATION     WEIGHT    WEIGHT      INDEX WEIGHT
$

STREETTRACKS(R) KBW INSURANCE ETF

Provided below is a brief description of the KBW Insurance Index on which the Fund is based.

CONSTITUENT STOCK AND INDUSTRIES/SECTORS

Aggregate Market Capitalization (__/__/05): $__________________

10 Largest Components by Market Capitalization (as of __/__/05):

    MARKET        MARKET     INDEX       CUMULATIVE
CAPITALIZATION    WEIGHT    WEIGHT      INDEX WEIGHT
$

10 Largest Industries (% Index Weight) (as of __/__/05):

    MARKET        MARKET      INDEX        CUMULATIVE
CAPITALIZATION    WEIGHT     WEIGHT       INDEX WEIGHT
$

STREETTRACKS(R) MORGAN STANLEY TECHNOLOGY ETF

Provided below is a brief description of the Morgan Stanley Technology Index on which the Fund is based.

CONSTITUENT STOCK AND INDUSTRIES/SECTORS

Aggregate Market Capitalization (__/__/05): $__________________

10 Largest Components by Market Capitalization (as of __/__/05):

    MARKET        MARKET     INDEX      CUMULATIVE
CAPITALIZATION    WEIGHT    WEIGHT     INDEX WEIGHT
$

10 Largest Industries (% Index Weight) (as of __/__/05):

    MARKET         MARKET      INDEX      CUMULATIVE
CAPITALIZATION     WEIGHT     WEIGHT     INDEX WEIGHT
$

SPDR(R) DIVIDEND ETF

Provided below is a brief description of the S&P(R) High Yield Dividend Aristocrats Index on which the Fund is based.

CONSTITUENT STOCK AND INDUSTRIES/SECTORS

Aggregate Market Capitalization (__/__/05): $__________________

10 Largest Components by Market Capitalization (as of __/__/05):

    MARKET        MARKET       INDEX       CUMULATIVE
CAPITALIZATION    WEIGHT      WEIGHT      INDEX WEIGHT
$

10 Largest Industries (% Index Weight) (as of __/__/05):

    MARKET         MARKET       INDEX       CUMULATIVE
CAPITALIZATION     WEIGHT      WEIGHT      INDEX WEIGHT
$

SPDR(R) O-STRIP ETF

Provided below is a brief description of the S&P 500(R) Index on which the Fund is based.

CONSTITUENT STOCK AND INDUSTRIES/SECTORS

Aggregate Market Capitalization ( / /05): $

10 Largest Components by Market Capitalization (as of / /05):

                              MARKET          MARKET       INDEX       CUMULATIVE
                          CAPITALIZATION      WEIGHT      WEIGHT      INDEX WEIGHT
MICROSOFT CORP.
INTEL CORP.
CISCO SYSTEMS, INC.
DELL, INC.
AMGEN
COMCAST CORP.
QUALCOMM, INC.
ORACLE CORP.
EBAY, INC.
YAHOO, INC.

10 Largest Industries (% Index Weight) (as of / /05):

                                       MARKET          MARKET       INDEX       CUMULATIVE
                                   CAPITALIZATION      WEIGHT      WEIGHT      INDEX WEIGHT
SYSTEMS SOFTWARE
SEMICONDUCTORS
COMMUNICATIONS EQUIPMENT
BIOTECHNOLOGY
COMPUTER HARDWARE
BROADCASTING & CABLE TV
INTERNET RETAIL
REGIONAL BANKS
INTERNET SOFTWARE & SERVICES
SEMICONDUCTOR EQUIPMENT

APPENDIX B -- SSGA FUNDS MANAGEMENT, INC. PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

SSgA Funds Management, Inc. ("FM") seeks to vote proxies in the best interests of its clients. In the ordinary course, this entails voting proxies in a way which FM believes will maximize the monetary value of each portfolio's holdings. FM takes the view that this will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the State Street Global Advisors (SSgA) Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to Proxy Voting Services. FM retains the final authority and responsibility for voting. In addition to voting proxies, FM:

      1) describes its proxy voting procedures to its clients in Part II of its Form ADV;

      2)    provides the client with this written proxy policy, upon request;

      3) discloses to its clients how they may obtain information on how FM voted the client's proxies;

      4)    matches proxies received with holdings as of record date;

      5) reconciles holdings as of record date and rectifies any discrepancies;

      6) generally applies its proxy voting policy consistently and keeps records of votes for each client;

      7)    documents the reason(s) for voting for all non-routine items; and

      8) keeps records of such proxy voting available for inspection by the client or governmental agencies.

PROCESS

The SSgA FM Principal -- Manager of Corporate Actions is responsible for monitoring corporate actions. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee, which retains oversight responsibility for all investment activities of all State Street Corporation investment firms.

In order to facilitate our proxy voting process, FM retains a firm with expertise in the proxy voting and corporate governance fields to assist in the due diligence process. The Manager of Corporate Actions is responsible, working with this firm, for ensuring that proxies are submitted in a timely manner.

All proxies received on behalf of FM clients are forwarded to our proxy voting firm. If (i) the request falls within one of the guidelines listed below, and
(ii) there are no special circumstances relating to that company or proxy which come to our attention (as discussed below), the proxy is voted according to our guidelines.

However, from time to time, proxy votes will be solicited which (i) involve special circumstances and require additional research and discussion or (ii) are not directly addressed by our policies. These proxies are identified through a number of methods, including but not limited to notification from our third party proxy voting specialist, concerns of clients, review by internal proxy specialists, and questions from consultants.

In instances of special circumstances or issues not directly addressed by our policies, the Chairman of the Investment Committee is consulted for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM. If the Manager of Corporate Actions and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under "Potential Conflicts" is followed. If there is no material conflict, we examine each of the issuer's proposals in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision based on maximizing the monetary value of each portfolios' holdings. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy to the entire Investment Committee for a decision on voting the proxy.

FM also endeavors to show sensitivity to local market practices when voting proxies of non-U.S. issuers. SSgA votes in all markets where it is feasible to do so. Note that certain custodians utilized by our clients do not offer proxy voting in every foreign jurisdiction. In such a case, FM will be unable to vote such a proxy.

VOTING

For most issues and in most circumstances, we abide by the following general guidelines. However, as discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

Management Proposals

I. Generally, SSgA votes in support of management on the following ballot items, which are fairly common management sponsored initiatives.

      - Elections of directors who do not appear to have been remiss in the performance of their oversight responsibilities and who do not simultaneously serve on an unreasonable (as determined by SSgA based on the particular facts and circumstances) (other than those affiliated with the issuer) number of other boards

      -     Approval of auditors

      -     Directors' and auditors' compensation

      -     Directors' liability and indemnification

      -     Discharge of board members and auditors

      -     Financial statements and allocation of income

      - Dividend payouts that are greater than or equal to country and industry standards

      -     Authorization of share repurchase programs

      -     General updating of or corrective amendments to charter

      -     Change in Corporation Name

      -     Elimination of cumulative voting

II. Generally, SSgA votes in support of management on the following items, which have potentially substantial financial or best-interest impact:

      - Capitalization changes which eliminate other classes of stock and voting rights

      - Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies

      - Elimination of pre-emptive rights for share issuance of less than a given percentage (country specific - ranging from 5% to 20%) of the outstanding shares

      -     Elimination of "poison pill" rights

      - Stock purchase plans with an exercise price of not less that 85% of fair market value

      -     Stock option plans which are incentive based and not excessive

      -     Other stock-based plans which are appropriately structured

      -     Reductions in super-majority vote requirements

      -     Adoption of anti-"greenmail" provisions

III. Generally, SSgA votes against management on the following items, which have potentially substantial financial or best interest impact:

      - Capitalization changes that add "blank check" classes of stock or classes that dilute the voting interests of existing shareholders

      - Changes in capitalization authorization where management does not offer an appropriate rationale or which are contrary to the best interest of existing shareholders

      - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

      - Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

      -     Elimination of Shareholders' Right to Call Special Meetings

      -     Establishment of classified boards of directors

      - Reincorporation in a state which has more stringent anti-takeover and related provisions

      - Shareholder rights plans that allow the board of directors to block appropriate offers to shareholders or which trigger provisions preventing legitimate offers from proceeding

      -     Excessive compensation

      - Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered

      -     Adjournment of Meeting to Solicit Additional Votes

      - "Other business as properly comes before the meeting" proposals which extend "blank check" powers to those acting as proxy

      - Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

IV. SSgA evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, SSgA uses its discretion in order to maximize shareholder value. SSgA generally votes as follows:

   - Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

   - For offers that concur with index calculators treatment and our ability to meet our clients return objectives for passive funds

   - Against offers when there are prospects for an enhanced bid or other bidders

   - For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

Shareholder Proposals

Traditionally, shareholder proposals have been used to encourage management and other shareholders to address socio-political issues. SSgA believes that it is inappropriate to use client assets to attempt to affect such issues. Thus, we examine shareholder proposals primarily to determine their economic impact on shareholders.

I. Generally, SSgA votes in support of shareholders on the following ballot items, which are fairly common shareholder-sponsored initiatives:

      -     Requirements that auditors attend the annual meeting of shareholders

      - The establishment of annual elections of the board of directors unless the board is composed by a majority of independent directors, the board's key committees (auditing, nominating and compensation) are composed of independent directors, and there are no other material governance issues or performance issues

      - Mandates requiring a majority of independent directors on the Board of Directors and the audit, nominating, and compensation committees

      - Mandates that amendments to bylaws or charters have shareholder approval

      -     Mandates that shareholder-rights plans be put to a vote or repealed

      -     Establishment of confidential voting

      - Expansions to reporting of financial or compensation-related information, within reason

      -     Repeals of various anti-takeover related provisions

      -     Reduction or elimination of super-majority vote requirements

      -     Repeals or prohibitions of "greenmail" provisions

      -     "Opting-out" of business combination provisions

      - Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an -- independent compensation committee

II. In light of recent events surrounding corporate auditors and taking into account corporate governance provisions released by the SEC, NYSE, and NASDAQ, SSgA votes in support of shareholders on the following ballot items, which are fairly common shareholder-sponsored initiatives:

   - Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

   - Establishment of selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

   - Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

   - Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

III. SSgA votes against shareholders on the following initiatives, which are fairly common shareholder-sponsored initiatives:

      -     Limits to tenure of directors

      - Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

      -     Restoration of cumulative voting in the election of directors

      - Requirements that the company provide costly, duplicative, or redundant reports; or reports of a non-business nature

      - Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

      - Proposals which require inappropriate endorsements or corporate actions

      - Requiring the company to expense stock options unless already mandated by FASB (or similar body) under regulations that supply a common valuation model

      - Proposal asking companies to adopt full tenure holding periods for their executives

      - Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

Shareholder Activism

We at FM agree entirely with the United States Department of Labor's position that "where proxy voting decisions may have an effect on the economic value of the plan's underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock" (IB 94-2). Our proxy voting policy and procedures are designed to ensure that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

In addition, FM monitors "target" lists of underperforming companies prepared by various shareholder groups, including: California Public Employee Retirement System, The City of New York - Office of the Comptroller, International Brotherhood of Teamsters, and Council of Institutional Investors. Companies, so identified, receive an individual, systematic review by the Corporate Governance Subcommittee of SSgA's Investment Committee.

As an active shareholder, FM's role is to ensure that corporate policies serve the best interests of the corporation's investor-owners. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company's value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical voter. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process--especially the proxy voting process--as the most effective means by which to communicate our and our clients' legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

Through the consistent, conscientious execution of our responsibilities as both fiduciary and shareholder, FM is able to promote the best interests of its fellow shareholders and its clients. The SSgA Funds Management, Inc. Proxy Voting Policy provides for this active, informed participation in the management of those corporations in which we hold shares.

POTENTIAL CONFLICTS

As discussed above under Process, from time to time, FM will review a proxy which presents a potential material conflict. For example, FM or its affiliates may provide services to a company whose management is soliciting proxies, or to another entity which is a proponent of a particular proxy proposal. Another example could arise when FM has business or other relationships with participants involved in proxy contests, such as a candidate for a corporate directorship.

As a fiduciary to its clients, FM takes these potential conflicts very seriously. While FM's only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients' best interests and are not affected by FM's potential conflict, there are a number of courses FM may take. The final decision as to which course to follow shall be made by the Investment Committee.

When the matter falls clearly within one of the proposals enumerated above, casting a vote which simply follows FM's pre-determined policy would eliminate FM's discretion on the particular issue and hence avoid the conflict.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that FM believes more active involvement is necessary, the Chairman of the Investment Committee shall present the proxy to the Investment Committee, who will follow one of two courses of action. First, FM may employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote.

Second, in certain situations the Investment Committee may determine that the employment of a third party is unfeasible, impractical or unnecessary. In such situations, the Investment Committee shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM's clients, shall be formalized in writing as a part of the minutes to the Investment Committee. As stated above, which action is appropriate in any given scenario would be the decision of the Investment Committee in carrying out its duty to ensure that the proxies are voted in the clients', and not FM's, best interests.

RECORDKEEPING

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM's office:

      1) FM's Proxy Voting Policy and any additional procedures created pursuant to such Policy;

      2) a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

      3) a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

      4) a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

      5) a copy of each written request from a client, and response to the client, for information on how FM voted the client's proxies.

DISCLOSURE OF CLIENT VOTING INFORMATION

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

                                     PART C
                                OTHER INFORMATION

ITEM 23. Exhibits

(a)(i) Declaration of Trust was filed on June 28, 1998, and is incorporated herein by reference.

(a)(ii) Amended and Restated Declaration of Trust was filed on September 25, 2000, and is incorporated herein by reference.

(b) Amended and Restated Bylaws of the Trust dated November 15, 2004 was filed on April 14, 2005, and is incorporated herein by reference.

(c) Global certificates evidencing shares of the Beneficial Interest, $.01 par value, of each Fund were filed on September 25, 2000, and are incorporated herein by reference.

(d)(i) Amended and Restated Investment Management Agreement between the Trust and SSgA Funds Management, Inc. was filed on October 28, 2003, and is incorporated herein by reference.

(d)(ii) Amended and Restated Sub-Advisory Agreement between the Trust on behalf of the streetTRACKS(R) Wilshire REIT Index Fund and SSgA Funds Management, Inc. was filed on October 28, 2003, and is incorporated herein by reference.

(e) Distribution Agreement between the Trust and State Street Capital Markets was filed on September 25, 2000, and is incorporated herein by reference.

(f)               Not applicable.

(g) Custodian and Accounting Services Agreement was filed on September 25, 2000, and is incorporated herein by reference.

(h)(i) Administration Agreement was filed on September 25, 2000, and is incorporated herein by reference.

(h)(ii) Transfer Agency Services Agreement was filed on September 25, 2000, and is incorporated herein by reference.

(h)(iii) Addendum to Transfer Agency Services Agreement was filed on June 2, 2004, and is incorporated herein by reference.

(h)(iv) Form of Participant Agreement was filed on October 28, 2003, and is incorporated herein by reference.

(h)(v) Form of Sales and Investor Services Agreement was filed on September 25, 2000, and is incorporated herein by reference.

(i)(i) Opinion and Consent of Clifford Chance US LLP was filed on August 30, 2004 and is incorporated herein by reference.

(i)(ii) Opinion and Consent of Mayer Brown & Platt was filed on September 25, 2000, and is incorporated herein by reference.

(j)               Not applicable.

(k)               Not applicable.

(l) Subscription Agreement(s) between the Trust and State Street Capital Markets, LLC was filed on September 25, 2000, and is incorporated herein by reference.

(m) Distribution and Service Plan was filed on August 30, 2004, and is incorporated herein by reference.

(n)               Not applicable.

(p)(i) Code of Ethics of the Trust dated November 15, 2004 was filed on April 14, 2005, and is incorporated herein by reference.

(p)(ii) Code of Ethics of the Adviser was filed on June 2, 2004 and is incorporated herein by reference.

(p)(iii) Sub-Adviser has adopted the Code of Ethics used by the Adviser was filed on June 2, 2004, and is incorporated herein by reference.

(p)(iv) Distributor has adopted the Code of Ethics used by the Adviser was filed on June 2, 2004, and is incorporated herein by reference.

(q) Powers of Attorney filed on April 14, 2005, and is incorporated herein by reference.

(r)               Not Applicable.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Immediately prior to the contemplated public offering of the Trust Shares, State Street Global Markets, LLC will be the sole shareholder of each Fund of the Trust.

ITEM 25. INDEMNIFICATION

Pursuant to Section 5.3 of the Registrant's Amended and Restated Declaration of Trust and under Section 4.8 of the Registrant's By-Laws, the Trust will indemnify any person who is, or has been, a Trustee, officer, employee or agent of the Trust against all expenses reasonably incurred or paid by him/her in connection with any claim, action, suit or proceeding in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him/her in the settlement thereof, if he/she acted in good faith and in a manner he/she reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render him/her liable by reason of willful misfeasance, bad faith or gross negligence in the performance of his/her duties or by reason of reckless disregard of his/her obligations and duties to the Registrant. The Registrant may also advance money for litigation expenses provided that Trustees, officers, employees and/or agents give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant's Amended and Restated Declaration of Trust, no Trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant. Pursuant to paragraph 9 of the Registrant's Investment Advisory Agreement, the Adviser shall not be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the provisions of Rule 484 under the Act, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of

1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

The Registrant maintains insurance on behalf of any person who is or was a Trustee, officer, employee or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him/her and incurred by him/her or arising out of his/her position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him/her.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Management" in the STATEMENT OF ADDITIONAL INFORMATION as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, is the Trust's principal underwriter.

(b) The following is a list of the executive officers, directors and partners of State Street Global Markets, LLC:

R. Charles Hindmarsh       Chief Executive Officer and President

Nicolas J. Bonn            Chief Financial Officer and Executive Vice President

Simon Wilson-Taylor        Senior Vice President

Mark R. Hansen             Senior Vice President and Chief Compliance Officer

R. Bryan Woodard           Vice President and Secretary

Vincent Manzi              Vice President and Compliance Officer

William Helfrich           Vice President and Treasurer

James D. Doherty           Vice President and Assistant Secretary

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post Effective Amendment to Registrant's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 15th day of August 2005.

                                                streetTRACKS(R) SERIES TRUST

                                                By: /s/ James Ross
                                                    ----------------------------
                                                    James Ross
                                                    President

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

   SIGNATURES                                TITLE                             DATE
/s/ Gary L. French        Treasurer and Principal Financial Officer       August 15, 2005
------------------
Gary L. French

/s/ David M. Kelly*       Trustee                                         August 15, 2005
------------------
David M. Kelly

/s/ Frank Nesvet*         Trustee                                         August 15, 2005
----------------
Frank Nesvet

/s/ Helen Peters*         Trustee                                         August 15, 2005
----------------
Helen F. Peters

/s/ James Ross            President and Principal Executive Officer       August 15, 2005
--------------
James Ross

*By: /s/ Scott M. Zoltowski
     -----------------------------
     Scott M. Zoltowski
     As Attorney-in-Fact
     Pursuant to Power of Attorney